UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811- 01136

Guggenheim Funds Trust

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President

Guggenheim Funds Trust
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: September 30

Date of reporting period: March 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Reports to Stockholders.

3.31.2014

Guggenheim Funds Semi-Annual Report

Fundamental Alpha

StylePlus—Large Core Fund

Small Cap Value Fund

Enhanced World Equity Fund

World Equity Income Fund

Risk Managed Real Estate Fund

SBE-SEMI-0314x0914	guggenheiminvestments.com

Go Green! Eliminate Mailbox Clutter

Go paperless with Guggenheim Investments eDelivery—a service giving you full online access to account information and documents. Save time, cut down on mailbox clutter and be a friend to the environment with eDelivery.

With Guggenheim Investments eDelivery you can:

•	View online confirmations and statements at your convenience.

•	Receive email notifications when your most recent confirmations, statements and other account documents are available for review.

•	Access prospectuses, annual reports and semiannual reports online.

If you have questions about the Guggenheim Investments eDelivery service, contact one of our Shareholder Service Representatives at 800.820.0888.

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Guggenheim Funds Distributors, LLC. GI-GOGREEN-0414 x0415 #12604

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

March 31, 2014

Dear Shareholder:

Security Investors, LLC and Guggenheim Partners Investment Management (the “Investment Advisers”) are pleased to present the semi-annual shareholder report for one or more of our Funds (the “Funds”) for the six-month period ended March 31, 2014.

The Investment Advisers are part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, ("Guggenheim") a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Advisers.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter, and then the Fund Profile for each Fund.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia

President

April 30, 2014

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 31, 2014

Investment markets continued to rally through the six months ended March 31, 2014, thanks to a steadily improving U.S. economy and ongoing U.S. central bank easing. Contributing to performance of equities were growing confidence in the sustainability of the U.S. economic recovery, favorable corporate profit growth, supportive valuations, interest rates below their long-run level, and positive inflows, as investors concerned about the end of quantitative easing and its impact on interest rates rotated out of fixed-income investments into equities.

In January 2014, based on positive economic data and a better jobs picture, the U.S. Federal Reserve (the “Fed”) began its long-expected tapering program, reducing monthly purchases by $10 billion. The Fed continued to taper even after acknowledging in March that the economy had slowed during the winter months, which were unusually harsh for much of the U.S. By April, it was buying only $55 billion a month, down from $85 billion in December 2013.

In March 2014, while noting that the U.S. economy has not yet reached full employment, the Fed also unlinked attainment of a 6.5% unemployment level with a potential rate hike, since the unemployment rate in February was approaching that level. Revised guidance from new Fed Chair Janet Yellen seemed to indicate that a rise might not be considered until mid-2015, at the earliest, although she stressed that it would depend on labor market conditions and the inflation rate. Still, the date was earlier than many market participants had expected, which knocked the market off record highs reached earlier in the six-month period.

Even though upcoming economic reports may reflect the impacts from the severe winter weather, and international tensions remain high, the arrival of spring was expected to return the U.S. economy to its improving trend. Pent-up demand resulting from the huge gap in household formation over the prior several years continues to buoy the housing market, while a pickup in global demand bodes well for the U.S. manufacturing sector. Consumption is rising due to an increase in net worth, resulting from the rebound in housing and asset prices, which has boosted retail sales, and consumer sentiment measures. The consensus expectation for 2014 growth stands at 3.0%, compared with 1.9% for 2013.

Momentum driven by the favorable macro environment is supporting equities and moving spreads tighter, helping perpetuate the risk-on mode that has prevailed in the U.S. since 2008. Investors who want income will have to keep investing, but buying cheap securities may be a thing of the past. Recent volatility indicates that investors must guard against becoming complacent about the quality of investments they make and their inherent risks. The Fed continues pumping enormous amounts of liquidity into the system, but with little expectation that it will raise interest rates before 2015, the expansion is likely to continue. Even when the Fed does hike, it typically takes another two years before a recession threatens growth. While the economy may be entering a new era where interest rates head higher over the long term, there is likely a ceiling on how high rates can rise in advance of eventual monetary tightening.

For the six months ended March 31, 2014, the Standard & Poor’s 500® (“S&P 500”) Index* returned 12.51%. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned 6.41%. The return of the MSCI Emerging Markets Index* was 1.39%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a 1.70% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 6.67%. The return of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.03% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 31, 2014

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2013 and ending March 31, 2014.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	September 30, 2013	March 31, 2014	Period[2]
Table 1. Based on actual Fund return[3]

StylePlus—Large Core Fund
A-Class	1.44%	13.91%	$1,000.00	$1,139.10	$ 7.68
B-Class	3.00%	13.02%	1,000.00	1,130.20	15.93
C-Class	2.42%	13.31%	1,000.00	1,133.10	12.87
Institutional Class	1.62%	13.78%	1,000.00	1,137.80	8.63

Small Cap Value Fund
A-Class	1.32%	10.56%	1,000.00	1,105.60	6.93
C-Class	2.07%	10.16%	1,000.00	1,101.60	10.85
Institutional Class	1.07%	10.66%	1,000.00	1,106.60	5.62

Enhanced World Equity Fund
A-Class	1.25%	6.95%	1,000.00	1,069.50	6.45
C-Class	2.00%	7.14%	1,000.00	1,071.40	10.33
Institutional Class	1.00%	7.12%	1,000.00	1,071.20	5.16

World Equity Income Fund
A-Class	1.49%	7.64%	1,000.00	1,076.40	7.71
B-Class[4]	1.24%	7.75%	1,000.00	1,077.50	6.42
C-Class	2.24%	7.26%	1,000.00	1,072.60	11.57
Institutional Class	1.24%	7.72%	1,000.00	1,077.20	6.42

Risk Managed Real Estate Fund[5]
A-Class	1.27%	0.80%	1,000.00	1,008.00	0.03
C-Class	2.04%	0.80%	1,000.00	1,008.00	0.06
Institutional Class	1.10%	0.80%	1,000.00	1,008.00	0.03

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	September 30, 2013	March 31, 2014	Period[2]
Table 2. Based on hypothetical 5% return (before expenses)

StylePlus—Large Core Fund
A-Class	1.44%	5.00%	$1,000.00	$1,017.75	$ 7.24
B-Class	3.00%	5.00%	1,000.00	1,009.97	15.03
C-Class	2.42%	5.00%	1,000.00	1,012.86	12.14
Institutional Class	1.62%	5.00%	1,000.00	1,016.85	8.15

Small Cap Value Fund
A-Class	1.32%	5.00%	1,000.00	1,018.35	6.64
C-Class	2.07%	5.00%	1,000.00	1,014.61	10.40
Institutional Class	1.07%	5.00%	1,000.00	1,019.60	5.39

Enhanced World Equity Fund
A-Class	1.25%	5.00%	1,000.00	1,018.70	6.29
C-Class	2.00%	5.00%	1,000.00	1,014.96	10.05
Institutional Class	1.00%	5.00%	1,000.00	1,019.95	5.04

World Equity Income Fund
A-Class	1.49%	5.00%	1,000.00	1,017.50	7.49
B-Class[4]	1.24%	5.00%	1,000.00	1,018.75	6.24
C-Class	2.24%	5.00%	1,000.00	1,013.76	11.25
Institutional Class	1.24%	5.00%	1,000.00	1,018.75	6.24

Risk Managed Real Estate Fund[5]
A-Class	1.27%	5.00%	1,000.00	1,018.60	6.39
C-Class	2.04%	5.00%	1,000.00	1,014.76	10.25
Institutional Class	1.10%	5.00%	1,000.00	1,019.45	5.54

[1]	Annualized and excludes expenses of the underlying funds in which the funds invest. This ratio represents net expenses, which includes extraordinary expenses. Excluding extraordinary expenses, the operating expense ratios would be:

	Small Cap Value Fund	World Equity Income Fund
A-Class	1.30%	1.46%
B-Class	—	1.21%
C-Class	2.05%	2.21%
Institutional Class	1.05%	1.21%

[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
[3]	Actual cumulative return at net asset value for the period September 30, 2013 to March 31, 2014.
[4]	B-Class shares did not charge 12b-1 fees during the period.
[5]	Since the commencement of operations: March 31, 2014. Due to the limited length of Class operations, current expense ratios may not be indicative of future expense ratios. Expenses paid based on actual fund return are calculated using 1 day from the commencement of operations. Expenses paid based on the hypothetical 5% return are calculated using 182 days.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

FUND PROFILE (Unaudited)	March 31, 2014

STYLEPLUS—LARGE CORE FUND

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification

(Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund III	11.1%
Guggenheim Strategy Fund I	8.7%
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	2.0%
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	2.0%
Floating Rate Strategies Fund Institutional Class	1.8%
Macro Opportunities Fund Institutional Class	1.7%
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	1.7%
Duane Street CLO IV Ltd. 2007-4A	1.2%
HSI Asset Securitization Corporation Trust 2007-WF1	1.2%
Garrison Funding Ltd. 2013-2A	1.0%
Top Ten Total	32.4%

Inception Dates:
A-Class	September 10, 1962
B-Class	October 19, 1993
C-Class	January 29, 1999
Institutional Class	March 1, 2012

Portfolio Composition by Quality Rating*
Fixed Income Instruments
AAA	9.5%
AA	4.2%
A	6.7%
BBB	9.4%
BB	1.7%
B	6.0%
CCC	3.6%
Other Instruments
Common Stocks	26.8%
Mutual Funds	23.5%
Exchange Traded Funds	5.8%
Short Term Investments	2.8%
Total Investments	100.0%

The table above reflects percentages of the value of total investments.

*	Source: Factset. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All rated securities have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, which are all a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted Moody’s and Fitch ratings to the equivalent S&P rating. Unrated securities do not necessarily indicate low credit quality. Security ratings are determined at the time of purchase and may change thereafter.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014
STYLEPLUS—LARGE CORE FUND

	Shares	Value

COMMON STOCKS† - 26.5%

INFORMATION TECHNOLOGY - 5.1%
Apple, Inc.	3,597	$1,930,654
Cisco Systems, Inc.	38,534	863,547
Intel Corp.	32,358	835,159
Hewlett-Packard Co.	21,514	696,193
Microsoft Corp.	15,546	637,231
International Business Machines Corp.	3,273	630,020
Corning, Inc.	29,197	607,882
TE Connectivity Ltd.	9,876	594,634
Western Digital Corp.	6,365	584,434
Oracle Corp.	13,631	557,644
Google, Inc. — Class C*	419	466,980
EMC Corp.	16,314	447,167
Texas Instruments, Inc.	7,710	363,527
QUALCOMM, Inc.	2,892	228,063
Accenture plc — Class A	2,620	208,866
Adobe Systems, Inc.*	2,383	156,658
Visa, Inc. — Class A	706	152,397
Intuit, Inc.	1,959	152,273
Total Information Technology		10,113,329

HEALTH CARE - 4.8%
Pfizer, Inc.	36,349	1,167,531
Merck & Company, Inc.	17,319	983,200
Express Scripts Holding Co.*	9,674	726,421
Johnson & Johnson	7,191	706,372
UnitedHealth Group, Inc.	8,537	699,948
Eli Lilly & Co.	11,804	694,783
Abbott Laboratories	16,087	619,510
Medtronic, Inc.	9,512	585,368
Cardinal Health, Inc.	8,357	584,823
WellPoint, Inc.	5,485	546,032
Aetna, Inc.	6,806	510,246
Covidien plc	5,038	371,099
McKesson Corp.	1,874	330,892
Becton Dickinson and Co.	2,707	316,936
Cigna Corp.	3,240	271,285
AbbVie, Inc.	2,956	151,938
Total Health Care		9,266,384

CONSUMER STAPLES - 4.2%
Wal-Mart Stores, Inc.	12,100	924,803
CVS Caremark Corp.	10,336	773,753
Mondelez International, Inc. — Class A	20,099	694,420
Procter & Gamble Co.	8,594	692,676
Kimberly-Clark Corp.	5,763	635,371
Archer-Daniels-Midland Co.	14,345	622,430
Kraft Foods Group, Inc.	10,940	613,734
Philip Morris International, Inc.	7,190	588,645
PepsiCo, Inc.	5,705	476,368
Kellogg Co.	6,885	431,758
Kroger Co.	9,481	413,846
General Mills, Inc.	7,440	385,541
Costco Wholesale Corp.	2,881	321,750
Altria Group, Inc.	6,397	239,440
Reynolds American, Inc.	4,005	213,947
Coca-Cola Co.	3,943	152,436
Total Consumer Staples		8,180,918

INDUSTRIALS - 3.9%
General Electric Co.	48,872	1,265,296
Boeing Co.	6,222	780,798
Caterpillar, Inc.	7,488	744,083
FedEx Corp.	4,755	630,323
Lockheed Martin Corp.	3,775	616,231
Raytheon Co.	6,210	613,486
General Dynamics Corp.	5,352	582,940
Northrop Grumman Corp.	4,570	563,847
Emerson Electric Co.	6,901	460,987
Deere & Co.	4,813	437,020
United Technologies Corp.	2,562	299,344
CSX Corp.	6,566	190,217
Eaton Corporation plc	2,451	184,119
United Parcel Service, Inc. — Class B	1,727	168,175
Total Industrials		7,536,866

ENERGY - 3.8%
Exxon Mobil Corp.	16,040	1,566,787
ConocoPhillips	11,060	778,072
Anadarko Petroleum Corp.	7,687	651,550
Apache Corp.	7,462	618,973
Devon Energy Corp.	9,130	611,071
Marathon Oil Corp.	16,299	578,940
Baker Hughes, Inc.	8,871	576,792
Valero Energy Corp.	10,727	569,604
Pioneer Natural Resources Co.	2,649	495,734
Marathon Petroleum Corp.	2,658	231,352
Chevron Corp.	1,555	184,905
Occidental Petroleum Corp.	1,750	166,758
Hess Corp.	1,871	155,068
Phillips 66	1,972	151,962
Total Energy		7,337,568

CONSUMER DISCRETIONARY - 1.8%
Time Warner, Inc.	10,006	653,692
Target Corp.	10,543	637,957
Comcast Corp. — Class A	12,404	620,448
General Motors Co.	16,683	574,228
Johnson Controls, Inc.	5,734	271,333
Ford Motor Co.	17,365	270,894
Home Depot, Inc.	2,574	203,681
Macy’s, Inc.	2,857	169,392
Viacom, Inc. — Class B	1,798	152,812
Total Consumer Discretionary		3,554,437

FINANCIALS - 1.8%
JPMorgan Chase & Co.	18,396	1,116,821
Citigroup, Inc.	11,789	561,156
Aflac, Inc.	7,552	476,078
Wells Fargo & Co.	6,390	317,839
Capital One Financial Corp.	3,736	288,270
MetLife, Inc.	4,640	244,992
Bank of America Corp.	11,817	203,252

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2014
STYLEPLUS—LARGE CORE FUND

	Shares	Value

Allstate Corp.	2,875	$162,668
Berkshire Hathaway, Inc. — Class B*	1,296	161,961
Total Financials		3,533,037

TELECOMMUNICATION SERVICES - 0.7%
Verizon Communications, Inc.	18,012	856,831
AT&T, Inc.	12,041	422,278
Total Telecommunication Services		1,279,109

UTILITIES - 0.3%
Exelon Corp.	18,826	631,801

MATERIALS - 0.1%
Freeport-McMoRan Copper & Gold, Inc.	4,462	147,558

Total Common Stocks
(Cost $47,298,788)		51,581,007

EXCHANGE TRADED FUNDS†,4 - 5.7%
Guggenheim BulletShares 2016
High Yield Corporate Bond ETF	143,700	3,923,010
Guggenheim BulletShares 2015
High Yield Corporate Bond ETF	143,700	3,884,211
Guggenheim BulletShares 2017
High Yield Corporate Bond ETF	118,900	3,272,128
Total Exchange Traded Funds
(Cost $10,939,310)		11,079,349

MUTUAL FUNDS†,4 - 23.3%
Guggenheim Strategy Fund III	860,200	21,487,797
Guggenheim Strategy Fund I	680,000	16,993,200
Floating Rate Strategies Fund
Institutional Class	128,211	3,447,601
Macro Opportunities Fund
Institutional Class	124,939	3,390,839
Total Mutual Funds
(Cost $45,436,366)		45,319,437

SHORT TERM INVESTMENTS† - 2.8%
Dreyfus Treasury Prime Cash
Management Fund	5,360,818	5,360,818
Total Short Term Investments
(Cost $5,360,818)		5,360,818

	Face
	Amount

ASSET BACKED SECURITIES†† - 28.4%
Duane Street CLO IV Ltd.
2007-4A, 0.47% due 11/14/21[1,2]	$2,451,236	2,408,585
HSI Asset Securitization Corporation Trust
2007-WF1, 0.32% due 05/25/37[1]	2,513,461	2,323,250
Garrison Funding Ltd.
2013-2A, 2.13% due 09/25/23[1,2]	1,980,000	1,970,298
JP Morgan Mortgage Acquisition Trust
2007-CH3, 0.30% due 03/25/37[1]	1,802,923	1,719,907
Brentwood CLO Corp.
2006-1A, 0.51% due 02/01/22[1,2]	1,263,398	1,238,635
2006-1A, 1.06% due 02/01/22[1,2]	500,000	455,300
Argent Securities Incorporated Asset-Backed
Pass-Through Certificates Series
2005-W3, 0.49% due 11/25/35[1]	1,785,649	1,683,146
JP Morgan Mortgage Acquisition Trust
2006-CH2, 0.25% due 10/25/36[1]	1,607,505	1,585,177
Cornerstone CLO Ltd.
2007-1A, 0.46% due 07/15/21[1,2]	1,600,000	1,565,120
Foothill CLO Ltd.
2007-1A, 0.48% due 02/22/21[1,2]	1,561,927	1,539,436
NewStar Commercial Loan Trust
2006-1A, 0.61% due 03/30/22[1,2]	900,000	877,590
2006-1A, 0.50% due 03/30/22[1,2]	625,676	622,548
Goldman Sachs Asset Management CLO plc
2007-1A, 2.99% due 08/01/22[1,2]	1,500,000	1,468,350
ALM VII R-2 Ltd.
2013-7R2A, 2.84% due 04/24/24[1,2]	1,450,000	1,422,885
Salus CLO 2012-1 Ltd.
2013-1AN, 2.49% due 03/05/21†††,1,2	1,400,000	1,400,000
Halcyon Structured Asset Management
Long Secured/Short Unsecured Ltd.
2007-2A, 3.99% due 10/29/21[1,2]	1,400,000	1,380,680
Aegis Asset Backed Securities Trust
2005-3, 0.62% due 08/25/35[1]	1,347,942	1,328,526
Central Park CLO Ltd.
2011-1A, 3.44% due 07/23/22[1,2]	1,320,000	1,300,200
Lehman XS Trust
2007-9, 0.27% due 06/25/37[1]	1,444,095	1,262,301
Cerberus Onshore II CLO LLC
2014-1A, 2.95% due 10/15/23†††,1,2	1,000,000	990,200
2014-1A, 2.25% due 10/15/23†††,1,2	250,000	250,000
Black Diamond CLO Delaware Corp.
2005-1A, 2.13% due 06/20/17[1,2]	1,250,000	1,221,750
N-Star REL CDO VIII Ltd.
2006-8A, 0.44% due 02/01/41†††,1,2	1,290,223	1,215,906
Symphony CLO IX, LP
2012-9A, 2.74% due 04/16/22[1,2]	700,000	699,300
2012-9A, 3.49% due 04/16/22[1,2]	500,000	502,650
KKR Financial CLO Ltd.
2007-1A, 2.49% due 05/15/21[1,2]	1,150,000	1,105,840
Wells Fargo Home Equity
Asset-Backed Securities Trust
2006-3, 0.30% due 01/25/37[1]	1,182,813	1,075,007
GreenPoint Mortgage Funding Trust
2005-HE4, 0.86% due 07/25/30[1]	1,100,000	995,426
Symphony CLO VII Ltd.
2011-7A, 3.44% due 07/28/21[1,2]	1,000,000	988,000
Popular ABS Mortgage Pass-Through Trust
2005-A, 0.58% due 06/25/35[1]	1,008,320	965,899
GSC Group CDO Fund VIII Ltd.
2007-8A, 0.62% due 04/17/21[1,2]	1,000,000	928,800
FM Leveraged Capital Fund II
2006-2A, 1.84% due 11/15/20[1,2]	881,875	880,111
Hewett’s Island CDO Ltd.
2007-6A, 2.49% due 06/09/19[1,2]	900,000	877,860
Race Point CLO Ltd.
2014-5AR, 3.08% due 12/15/22[1,2]	850,000	852,805

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2014
STYLEPLUS—LARGE CORE FUND

	Face
	Amount	Value

California Republic Auto Receivables Trust
2013-2, 1.23% due 03/15/19	$850,000	$851,737
TICC CLO LLC
2011-1A, 2.49% due 07/25/21[1,2]	850,000	847,195
Black Diamond CLO 2006-1 Luxembourg S.A.
2007-1A, 0.63% due 04/29/19[1,2]	900,000	834,120
West Coast Funding Ltd.
2006-1A, 0.37% due 11/02/41[1,2]	863,843	832,053
Global Leveraged Capital Credit
Opportunity Fund
2006-1A, 0.54% due 12/20/18[1,2]	791,615	786,944
Northwoods Capital VII Ltd.
2006-7A, 1.79% due 10/22/21[1,2]	810,000	774,765
H2 Asset Funding Ltd.
2014-1, 2.15% due 03/19/37	750,000	750,750
OFSI Fund V Ltd.
2013-5A, 3.44% due 04/17/25[1,2]	750,000	750,000
Golub Capital Partners CLO Ltd.
2014-18A, 2.73% due 04/25/26†††,1,2	720,000	720,360
Triton Container Finance LLC
2012-1A, 4.21% due 05/14/27[2]	653,333	655,311
Accredited Mortgage Loan Trust
2007-1, 0.28% due 02/25/37[1]	670,662	624,216
Soundview Home Loan Trust
2003-1, 2.40% due 08/25/31[1]	553,701	565,232
Tricadia CDO
2006-6A, 0.79% due 11/05/41†††,1,2	600,000	558,060
Riverside Park CLO Ltd.
2011-1A, 2.99% due 09/27/21[1,2]	550,000	539,660
Newcastle CDO IX 1 Ltd.
2007-9A, 0.41% due 05/25/52[1,2]	523,768	522,196
Halcyon Loan Advisors Funding Ltd.
2012-1A, 3.24% due 08/15/23[1,2]	500,000	498,900
Ares XVI CLO Ltd.
2011-16A, 3.54% due 05/17/21[1,2]	500,000	498,700
ACS 2007-1 Pass Through Trust
2007-1A, 0.46% due 06/14/37[1,2]	502,988	478,492
NewStar Commercial Loan Trust
2007-1A, 1.53% due 09/30/22[1,2]	500,000	468,350
Golub Capital Partners Fundings Ltd.
2007-1A, 0.48% due 03/15/22[1,2]	452,566	445,280
Race Point IV CLO Ltd.
2007-4A, 0.99% due 08/01/21[1,2]	450,000	429,660
DIVCORE CLO Ltd.
2013-1A B, 4.05% due 11/15/32†††	400,000	398,200
Textainer Marine Containers Ltd.
2012-1A, 4.21% due 04/15/27[2]	323,333	323,631
Legg Mason Real Estate CDO I Ltd.
2006-1A, 0.43% due 03/25/38[1,2]	83,229	81,814
Total Asset Backed Securities
(Cost $55,114,864)		55,337,114

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 5.5%
Boca Hotel Portfolio Trust
2013-BOCA, 3.21% due 08/15/26[1,2]	1,550,000	1,552,087
Resource Capital Corporation Ltd.
2013-CRE1, 3.01% due 12/15/28†††,1,2	1,500,000	1,504,500
Hilton USA Trust
2013-HLF, 2.91% due 11/05/30[1,2]	1,350,000	1,352,543
SRERS-2011 Funding Ltd.
2011-RS, 0.40% due 05/09/46[1,2]	1,234,113	1,141,431
COMM 2007-FL14 Mortgage Trust
2007-FL14, 0.91% due 06/15/22[1,2]	1,096,136	1,081,851
Wachovia Bank Commercial Mortgage Trust
2007-WHL8, 0.24% due 06/15/20[1,2]	1,035,942	1,026,573
HarborView Mortgage Loan Trust
2006-12, 0.35% due 01/19/38[1]	1,094,383	919,489
Banc of America Merrill Lynch
Commercial Mortgage, Inc.
2005-6, 5.72% due 09/10/47[1,2]	891,500	916,241
Banc of America Large Loan Trust
2007-BMB1, 1.26% due 08/15/29[1,2]	800,000	795,266
GCCFC Commercial Mortgage Trust
2006-FL4A, 0.38% due 11/05/21[1,2]	447,090	445,469
Total Collateralized Mortgage Obligations
(Cost $10,630,082)		10,735,450

CORPORATE BONDS†† - 3.4%
FINANCIALS - 1.5%
Emigrant Bancorp, Inc.
6.25% due 06/15/14[2]	1,350,000	1,358,655
Icahn Enterprises Limited Partnership /
Icahn Enterprises Finance Corp.
3.50% due 03/15/17[2]	1,170,000	1,181,700
Nationstar Mortgage LLC /
Nationstar Capital Corp.
6.50% due 08/01/18	355,000	356,775
Total Financials		2,897,130

TELECOMMUNICATION SERVICES - 0.6%
Level 3 Financing, Inc.
3.85% due 01/15/18[1,2]	1,120,000	1,139,600

INDUSTRIALS - 0.4%
International Lease Finance Corp.
2.18% due 06/15/16[1]	640,000	644,800
Victor Technologies Group, Inc.
9.00% due 12/15/17	150,000	160,875
Total Industrials		805,675

MATERIALS - 0.3%
Anglo American Capital plc
9.38% due 04/08/14[2]	590,000	590,736

CONSUMER STAPLES - 0.3%
Harbinger Group, Inc.
7.88% due 07/15/19	500,000	548,750

INFORMATION TECHNOLOGY - 0.2%
iGATE Corp.
9.00% due 05/01/16	290,000	304,500

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2014
STYLEPLUS—LARGE CORE FUND

	Face
	Amount	Value

CONSUMER DISCRETIONARY - 0.1%
Vail Resorts, Inc.
6.50% due 05/01/19	$250,000	$262,813
Total Corporate Bonds
(Cost $6,512,638)		6,549,204

SENIOR FLOATING RATE INTERESTS†† - 3.3%
INDUSTRIALS - 1.2%
Travelport Holdings Ltd.
6.25% due 06/26/19	1,558,225	1,592,802
Thermasys Corp.
5.25% due 05/03/19	641,875	638,666
Total Industrials		2,231,468

FINANCIALS - 0.9%
National Financial Partners
5.25% due 07/01/20	1,270,416	1,276,374
First Data Corp.
4.15% due 03/23/18	150,000	150,251
Knight/Getco
5.75% due 12/05/17	109,346	109,482
Cunningham Lindsey U.S., Inc.
5.00% due 12/10/19	108,897	108,852
Total Financials		1,644,959

INFORMATION TECHNOLOGY - 0.5%
Blue Coat Systems, Inc.
4.00% due 05/31/19	1,042,519	1,044,260

CONSUMER DISCRETIONARY - 0.4%
Pinnacle Entertainment, Inc.
3.75% due 08/15/16	347,846	349,723
Sears Holdings Corp.
5.50% due 06/30/18	199,500	200,348
Go Daddy Operating Company LLC
4.00% due 12/17/18	175,908	176,260
Laureate Education, Inc.
5.00% due 06/15/18	96,772	95,805
Total Consumer Discretionary		822,136

ENERGY - 0.3%
Pacific Drilling
4.50% due 05/18/18	664,975	667,136
Total Senior Floating Rate Interests
(Cost $6,326,462)		6,409,959

MUNICIPAL BONDS†† - 0.2%
MICHIGAN - 0.2%
Michigan Finance Authority Revenue Notes
4.38% due 08/20/14	300,000	303,267
Total Municipal Bonds
(Cost $300,000)		303,267
Total Investments - 99.1%
(Cost $187,919,328)		$192,675,605
Other Assets & Liabilities, net - 0.9%		1,738,706
Total Net Assets - 100.0%		$194,414,311

		Unrealized
	Units	Gain

OTC EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc.
May 2014 S&P 500 Index Swap,
Terminating 05/05/14[3]
(Notional Value $141,998,266)	75,840	$—

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Variable rate security. Rate indicated is rate effective at March 31, 2014.
[2]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $53,294,994 (cost $53,049,491), or 27.4% of total net assets.
[3]	Total Return based on S&P 500 Index +/- financing at a variable rate.
[4]	Affiliated funds — See Note 9.
plc — Public Limited Company

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STYLEPLUS—LARGE CORE FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
March 31, 2014

Assets:
Investments in unaffiliated issuers, at value
(cost $131,543,652)	$136,276,819
Investments in affiliated issuers, at value
(cost $56,375,676)	56,398,786
Total investments
(cost $187,919,328)	192,675,605
Cash	699,924
Prepaid expenses	48,054
Receivables:
Securities sold	11,699,173
Swap settlement	1,141,849
Interest	272,475
Dividends	110,395
Fund shares sold	21,592
Total assets	206,669,067
Liabilities:
Segregated cash from broker	11,000
Payable for:
Securities purchased	11,861,893
Fund shares redeemed	140,228
Management fees	121,087
Distribution and service fees	44,851
Fund accounting/administration fees	15,612
Transfer agent/maintenance fees	15,229
Trustees’ fees*	884
Miscellaneous	43,972
Total liabilities	12,254,756
Net assets	$194,414,311
Net assets consist of:
Paid in capital	$168,825,297
Undistributed net investment income	285,705
Accumulated net realized gain on investments	20,547,032
Net unrealized appreciation on investments	4,756,277
Net assets	$194,414,311
A-Class:
Net assets	$188,459,181
Capital shares outstanding	8,202,403
Net asset value per share	$22.98
Maximum offering price per share
(Net asset value divided by 95.25%)	$24.13
B-Class:
Net assets	$3,320,746
Capital shares outstanding	191,584
Net asset value per share	$17.33
C-Class:
Net assets	$2,603,444
Capital shares outstanding	134,620
Net asset value per share	$19.34
Institutional Class:
Net assets	$30,940
Capital shares outstanding	1,353
Net asset value per share	$22.87

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended March 31, 2014

Investment Income:
Interest	$1,048,600
Dividends from securities of unaffiliated issuers	525,168
Dividends from securities of affiliated issuers	412,107
Total investment income	1,985,875

Expenses:
Management fees	710,425
Transfer agent/maintenance fees:
A-Class	127,924
B-Class	16,582
C-Class	4,494
Institutional Class	82
Distribution and service fees:
A-Class	229,299
B-Class	17,576
C-Class	12,316
Fund accounting/administration fees	89,986
Legal fees	95,380
Trustees’ fees*	7,924
Line of credit interest expense	5,501
Custodian fees	3,272
Tax expense	5
Miscellaneous	82,122
Total expenses	1,402,888
Less:
Expenses waived by Advisor	(2,171)
Net expenses	1,400,717
Net investment income	585,158

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	3,775,475
Investments in affiliated issuers	(21,401)
Swap agreements	21,120,495
Futures contracts	74,299
Net realized gain	24,948,868
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	3,093,211
Investments in affiliated issuers	251,013
Swap agreements	(4,297,408)
Futures contracts	11,851
Net change in unrealized appreciation (depreciation)	(941,333)
Net realized and unrealized gain	24,007,535
Net increase in net assets resulting from operations	$24,592,693

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

STYLEPLUS—LARGE CORE FUND

STATEMENTS	OF CHANGES IN NET ASSETS

	Period Ended
	March 31,	Year Ended
	2014	September 30,
	(Unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment income	$585,158	$387,876
Net realized gain on investments	24,948,868	41,977,296
Net change in unrealized appreciation (depreciation) on investments	(941,333)	(18,317,757)
Net increase in net assets resulting from operations	24,592,693	24,047,415

Distributions to shareholders from:
Net investment income
A-Class	(394,204)	(616,535)
Institutional Class	(125)	(73)
Net realized gains
A-Class	(30,898,467)	—
B-Class	(755,687)	—
C-Class	(490,315)	—
Institutional Class	(4,758)	—
Total distributions to shareholders	(32,543,556)	(616,608)

Capital share transactions:
Proceeds from sale of shares
A-Class	2,002,482	3,891,702
B-Class	6,754	216,333
C-Class	341,213	827,015
Institutional Class	1,184	12,929
Distributions reinvested
A-Class	29,159,069	571,200
B-Class	750,686	—
C-Class	483,096	—
Institutional Class	4,883	73
Cost of shares redeemed
A-Class	(10,859,809)	(23,445,161)
B-Class	(731,819)	(1,828,228)
C-Class	(310,928)	(459,100)
Institutional Class	—	—
Net increase (decrease) from capital share transactions	20,846,811	(20,213,237)
Net increase in net assets	12,895,948	3,217,570

Net assets:
Beginning of period	181,518,363	178,300,793
End of period	$194,414,311	$181,518,363
Undistributed net investment income at end of period	$285,705	$94,876

Capital share activity:
Shares sold
A-Class	86,078	171,925
B-Class	401	12,018
C-Class	16,628	41,241
Institutional Class	50	592
Shares issued from reinvestment of distributions
A-Class	1,349,957	27,448
B-Class	45,857	—
C-Class	26,486	—
Institutional Class	227	4
Shares redeemed
A-Class	(469,645)	(1,051,893)
B-Class	(41,189)	(100,705)
C-Class	(16,214)	(23,259)
Net increase (decrease) in shares	998,636	(922,629)

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STYLEPLUS—LARGE CORE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	September 30,	September 30,	September 30,	September 30,	September 30,
A-Class	2014[a]	2013	2012	2011[g]	2010[g]	2009[g]
Per Share Data
Net asset value, beginning of period	$24.27	$21.25	$16.79	$17.56	$16.20	$17.04
Income (loss) from investment operations:
Net investment income (loss)[b]	.08	.06	.06	.01	.04	.04
Net gain (loss) on investments (realized and unrealized)	3.02	3.04	4.42	(.74)	1.32	(.80)
Total from investment operations	3.10	3.10	4.48	(.73)	1.36	(.76)
Less distributions from:
Net investment income	(.06)	(.08)	(.02)	(.04)	—	(.04)
Net realized gains	(4.33)	—	—	—	—	—
Return of capital	—	—	—	—	—	(.04)
Total distributions	(4.39)	(.08)	(.02)	(.04)	—	(.08)
Net asset value, end of period	$22.98	$24.27	$21.25	$16.79	$17.56	$16.20

Total Return[c]	13.91%	14.64%	26.71%	(4.11%)	8.40%	(4.32%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$188,459	$175,601	$171,907	$156,232	$174,371	$175,404
Ratios to average net assets:
Net investment income (loss)	0.66%	0.26%	0.32%	0.06%	0.31%	0.28%
Total expenses[d]	1.44%	1.37%	1.36%	1.35%	1.43%	1.49%
Net expenses[e]	1.44%	1.37%	1.36%	1.35%	1.43%	1.49%
Portfolio turnover rate	58%	217%	101%	92%	100%	69%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	September 30,	September 30,	September 30,	September 30,	September 30,
B-Class	2014[a]	2013	2012	2011[g]	2010[g]	2009[g]
Per Share Data
Net asset value, beginning of period	$19.39	$17.13	$13.69	$14.40	$13.36	$14.12
Income (loss) from investment operations:
Net investment income (loss)[b]	(.08)	(.17)	(.15)	(.11)	(.08)	(.04)
Net gain (loss) on investments (realized and unrealized)	2.35	2.43	3.59	(.60)	1.12	(.68)
Total from investment operations	2.27	2.26	3.44	(.71)	1.04	(.72)
Less distributions from:
Net realized gains	(4.33)	—	—	—	—	—
Return of capital	—	—	—	—	—	(.04)
Total distributions	(4.33)	—	—	—	—	(.04)
Net asset value, end of period	$17.33	$19.39	$17.13	$13.69	$14.40	$13.36

Total Return[c]	13.02%	13.19%	25.13%	(4.93%)	7.78%	(4.96%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,321	$3,617	$4,714	$5,121	$6,817	$7,784
Ratios to average net assets:
Net investment income (loss)	(0.91%)	(0.94%)	(0.92%)	(0.70%)	(0.48%)	(0.46%)
Total expenses[d]	3.00%	2.59%	2.59%	2.10%	2.17%	2.24%
Net expenses[e]	3.00%	2.59%	2.59%	2.10%	2.17%	2.24%
Portfolio turnover rate	58%	217%	101%	92%	100%	69%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

STYLEPLUS—LARGE CORE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	September 30,	September 30,	September 30,	September 30,	September 30,
C-Class	2014[a]	2013	2012	2011[g]	2010[g]	2009[g]
Per Share Data
Net asset value, beginning of period	$21.12	$18.60	$14.81	$15.56	$14.48	$15.24
Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)	(.15)	(.10)	(.12)	(.08)	(.04)
Net gain (loss) on investments (realized and unrealized)	2.58	2.67	3.89	(.63)	1.16	(.68)
Total from investment operations	2.55	2.52	3.79	(.75)	1.08	(.72)
Less distributions from:
Net realized gains	(4.33)	—	—	—	—	—
Return of capital	—	—	—	—	—	(.04)
Total distributions	(4.33)	—	—	—	—	(.04)
Net asset value, end of period	$19.34	$21.12	$18.60	$14.81	$15.56	$14.48

Total Return[c]	13.31%	13.55%	25.59%	(4.82%)	7.46%	(4.60%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,603	$2,275	$1,669	$1,600	$2,158	$2,244
Ratios to average net assets:
Net investment income (loss)	(0.31%)	(0.77%)	(0.55%)	(0.70%)	(0.44%)	(0.47%)
Total expenses[d]	2.42%	2.34%	2.22%	2.10%	2.18%	2.24%
Net expenses[e]	2.42%	2.34%	2.22%	2.10%	2.18%	2.24%
Portfolio turnover rate	58%	217%	101%	92%	100%	69%

	Period Ended	Year Ended	Period Ended
	March 31,	September 30,	September 30,
Institutional Class	2014[a]	2013	2012[f]
Per Share Data
Net asset value, beginning of period	$24.25	$21.28	$20.84
Income (loss) from investment operations:
Net investment income (loss)[b]	.06	.06	.07
Net gain (loss) on investments (realized and unrealized)	3.00	3.06	.37
Total from investment operations	3.06	3.12	.44
Less distributions from:
Net investment income	(.11)	(.15)	—
Net realized gains	(4.33)	—	—
Total distributions	(4.44)	(.15)	—
Net asset value, end of period	$22.87	$24.25	$21.28

Total Return[c]	13.78%	14.79%	2.11%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$31	$26	$10
Ratios to average net assets:
Net investment income (loss)	0.48%	0.26%	0.59%
Total expenses[d]	1.63%	1.25%	1.12%
Net expenses[e]	1.62%	1.25%	1.12%
Portfolio turnover rate	58%	217%	101%

[a]	Unaudited figures for the period ended March 31, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Since commencement of operations: March 1, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized. The portfolio turnover rate stated is for the entire fiscal year of the Fund, not since commencement of operations of the Class.
[g]	Reverse share split — Per share amounts for period September 30, 2009 through April 8, 2011 have been restated to reflect a 1:4 reverse share split effective April 8, 2011.

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	March 31, 2014

SMALL CAP VALUE FUND

OBJECTIVE: Seeks long-term capital appreciation.

Holdings Diversification

(Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	July 11, 2008
C-Class	July 11, 2008
Institutional Class	July 11, 2008

Ten Largest Holdings (% of Total Net Assets)
Hanover Insurance Group, Inc.	4.1%
Covanta Holding Corp.	2.6%
Maxwell Technologies, Inc.	2.2%
Reinsurance Group of America, Inc. — Class A	2.2%
PMFG, Inc.	1.8%
UGI Corp.	1.8%
Laclede Group, Inc.	1.7%
KEYW Holding Corp.	1.6%
Celadon Group, Inc.	1.6%
Patterson-UTI Energy, Inc.	1.6%
Top Ten Total	21.2%

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014
SMALL CAP VALUE FUND

	Shares	Value

COMMON STOCKS† - 96.4%

INDUSTRIALS - 24.6%
Covanta Holding Corp.	81,150	$1,464,757
PMFG, Inc.*	168,660	1,006,900
KEYW Holding Corp.*	47,238	883,822
Celadon Group, Inc.	36,612	880,153
Curtiss-Wright Corp.	13,540	860,331
ABM Industries, Inc.	28,610	822,251
Orbital Sciences Corp.*	25,014	697,891
Aegion Corp. — Class A*	26,413	668,514
Great Lakes Dredge & Dock Corp.*	71,355	651,471
Navigant Consulting, Inc.*	34,610	645,823
Powell Industries, Inc.	9,197	595,966
ICF International, Inc.*	14,490	576,847
Energy Recovery, Inc.*	103,040	548,173
General Cable Corp.	21,272	544,776
DigitalGlobe, Inc.*	18,415	534,219
Dynamic Materials Corp.	24,772	471,659
Sterling Construction Company, Inc.*	47,638	413,021
Rand Logistics, Inc.*	46,390	320,091
Marten Transport Ltd.	12,960	278,899
Global Power Equipment Group, Inc.	13,030	259,167
LMI Aerospace, Inc.*	18,000	253,800
AZZ, Inc.	2,960	132,253
Luxfer Holdings plc ADR	3,617	70,821
Saia, Inc.*	1,290	49,291
Total Industrials		13,630,896

FINANCIALS - 21.8%
Hanover Insurance Group, Inc.	37,290	2,291,098
Reinsurance Group of America, Inc. — Class A	14,950	1,190,468
Home Loan Servicing Solutions Ltd.	40,490	874,584
Endurance Specialty Holdings Ltd.	14,384	774,291
Horace Mann Educators Corp.	26,140	758,060
Safeguard Scientifics, Inc.*	29,960	664,513
1st Source Corp.	19,910	638,912
PICO Holdings, Inc.*	21,672	563,255
Campus Crest Communities, Inc.	53,580	465,074
Berkshire Hills Bancorp, Inc.	17,030	440,736
OFG Bancorp	24,800	426,312
BancFirst Corp.	7,325	414,815
Simmons First National Corp. — Class A	10,520	392,080
AMERISAFE, Inc.	8,905	391,019
Lexington Realty Trust	29,747	324,540
PrivateBancorp, Inc. — Class A	10,626	324,199
Navigators Group, Inc.*	5,220	320,456
Ocwen Financial Corp.*	8,081	316,614
Redwood Trust, Inc.	13,066	264,978
Employers Holdings, Inc.	10,696	216,380
Hancock Holding Co.	140	5,131
Total Financials		12,057,515

INFORMATION TECHNOLOGY - 16.4%
Maxwell Technologies, Inc.*	92,518	1,195,332
Insight Enterprises, Inc.*	33,084	830,739
Global Cash Access Holdings, Inc.*	99,760	684,354
Digi International, Inc.*	66,091	670,824
IXYS Corp.	45,470	516,084
Spansion, Inc. — Class A*	28,730	500,477
Newport Corp.*	23,580	487,634
FLIR Systems, Inc.	13,477	485,172
RF Micro Devices, Inc.*	55,270	435,528
Integrated Device Technology, Inc.*	35,330	432,086
Semtech Corp.*	15,980	404,933
Carbonite, Inc.*	30,820	314,056
Silicon Graphics International Corp.*	24,740	303,807
Diodes, Inc.*	11,320	295,678
Liquidity Services, Inc.*	11,300	294,365
Mercury Systems, Inc.*	20,980	277,146
Brooks Automation, Inc.	25,240	275,873
Rubicon Technology, Inc.*	22,950	259,106
Entropic Communications, Inc.*	60,550	247,650
Multi-Fineline Electronix, Inc.*	13,300	170,240
Total Information Technology		9,081,084

CONSUMER DISCRETIONARY - 9.1%
Brown Shoe Company, Inc.	30,734	815,679
DeVry Education Group, Inc.	18,880	800,323
International Speedway Corp. — Class A	23,021	782,484
Cabela’s, Inc.*	7,610	498,531
Scholastic Corp.	14,372	495,547
Chico’s FAS, Inc.	23,950	383,919
Gentex Corp.	11,650	367,325
Jones Group, Inc.	23,942	358,412
Guess?, Inc.	12,289	339,176
Stage Stores, Inc.[1]	8,018	196,040
Total Consumer Discretionary		5,037,436

HEALTH CARE - 7.1%
Emergent Biosolutions, Inc.*	33,230	839,722
Invacare Corp.	36,750	700,823
Greatbatch, Inc.*	14,368	659,779
Kindred Healthcare, Inc.	27,244	638,054
Tornier N.V.*	22,960	487,211
Alere, Inc.*	10,784	370,430
Discovery Laboratories, Inc.*	108,640	233,576
Total Health Care		3,929,595

ENERGY - 6.8%
Patterson-UTI Energy, Inc.	27,680	876,902
Resolute Energy Corp.*	95,340	686,448
Oasis Petroleum, Inc.*	15,880	662,672
Clayton Williams Energy, Inc.*	4,381	495,097
Sanchez Energy Corp.*	13,158	389,872
C&J Energy Services, Inc.*	12,850	374,706
Energy XXI Bermuda Ltd.	11,450	269,877
Total Energy		3,755,574

UTILITIES - 5.9%
UGI Corp.	21,683	988,961
Laclede Group, Inc.	20,256	955,070
Black Hills Corp.	10,551	608,266
South Jersey Industries, Inc.	7,330	411,140
MDU Resources Group, Inc.	8,053	276,298
Total Utilities		3,239,735

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2014
SMALL CAP VALUE FUND

	Shares	Value

MATERIALS - 4.7%
Royal Gold, Inc.	9,572	$599,398
Allied Nevada Gold Corp.*	128,910	555,602
Landec Corp.*	37,416	417,563
Coeur Mining, Inc.*	42,806	397,668
Olin Corp.	12,622	348,493
Berry Plastics Group, Inc.*	11,140	257,891
Total Materials		2,576,615
Total Common Stocks
(Cost $42,345,025)		53,308,450

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp.*,2,3	6,250	438
Total Convertible Preferred Stocks
(Cost $5,968)		438

SHORT TERM INVESTMENTS† - 5.7%
Dreyfus Treasury Prime Cash
Management Fund	3,137,623	3,137,623
Total Short Term Investments
(Cost $3,137,623)		3,137,623

	Face
	Amount

CONVERTIBLE BONDS†† - 0.4%
INDUSTRIALS - 0.4%
DryShips, Inc.
5.00% due 12/01/14	$200,000	197,750
Total Convertible Bonds
(Cost $185,605)		197,750
Total Investments - 102.5%
(Cost $45,674,221)		$56,644,261

	Contracts

OPTIONS WRITTEN† - 0.0%
Call options on:
Stage Stores, Inc.
Expiring April 2014
with strike price of $25.00	80	(4,800)
Total Options Written
(Premiums received $7,440)		(4,800)
Other Assets & Liabilities, net - (2.5)%		(1,362,987)
Total Net Assets - 100.0%		$55,276,474

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or a portion of this security is pledged as collateral for open options written contracts at March 31, 2014.

[2]	PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[3]	Illiquid security.

  ADR — American Depositary Receipt

  plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

SMALL CAP VALUE FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
March 31, 2014

Assets:
Investments, at value
(cost $45,674,221)	$56,644,261
Prepaid expenses	25,266
Receivables:
Dividends	67,257
Securities sold	60,618
Fund shares sold	34,744
Investment advisor	15,076
Interest	3,324
Total assets	56,850,546
Liabilities:
Options written, at value
(premiums received $7,440)	4,800
Payable for:
Securities purchased	1,461,122
Management fees	46,548
Fund shares redeemed	24,489
Distribution and service fees	12,662
Fund accounting/administration fees	4,422
Transfer agent/maintenance fees	4,098
Trustees’ fees*	174
Miscellaneous	15,757
Total liabilities	1,574,072
Net assets	$55,276,474
Net assets consist of:
Paid in capital	$42,114,372
Accumulated net investment loss	(221,195)
Accumulated net realized gain on investments	2,410,617
Net unrealized appreciation on investments	10,972,680
Net assets	$55,276,474
A-Class:
Net assets	$22,286,153
Capital shares outstanding	1,211,431
Net asset value per share	$18.40
Maximum offering price per share
(Net asset value divided by 95.25%)	$19.32
C-Class:
Net assets	$9,552,094
Capital shares outstanding	545,052
Net asset value per share	$17.53
Institutional Class:
Net assets	$23,438,227
Capital shares outstanding	1,257,919
Net asset value per share	$18.63

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended March 31, 2014

Investment Income:
Dividends	$308,305
Interest	14,782
Total investment income	323,087

Expenses:
Management fees	252,129
Transfer agent/maintenance fees:
A-Class	27,744
C-Class	6,181
Institutional Class	247
Distribution and service fees:
A-Class	24,551
C-Class	39,998
Fund accounting/administration fees	23,952
Proxy expense	4,974
Custodian fees	2,711
Trustees’ fees*	2,184
Tax expense	1
Miscellaneous	45,082
Total expenses	429,754
Less:
Expenses waived	(95,495)
Net expenses	334,259
Net investment loss	(11,172)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,393,941
Options written	80,049
Net realized gain	3,473,990
Net change in unrealized appreciation (depreciation) on:
Investments	1,506,307
Options written	(2,933)
Net change in unrealized appreciation (depreciation)	1,503,374
Net realized and unrealized gain	4,977,364
Net increase in net assets resulting from operations	$4,966,192

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SMALL CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	March 31,	Year Ended
	2014	September 30,
	(Unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$(11,172)	$11,190
Net realized gain on investments	3,473,990	3,160,916
Net change in unrealized appreciation (depreciation) on investments	1,503,374	7,028,196
Net increase in net assets resulting from operations	4,966,192	10,200,302

Distributions to shareholders from:
Net investment income
A-Class	(33,808)	(11,056)
Institutional Class	(89,016)	(53,908)
Net realized gains
A-Class	(1,236,307)	(1,047,645)
C-Class	(508,183)	(266,068)
Institutional Class	(1,474,064)	(1,552,279)
Total distributions to shareholders	(3,341,378)	(2,930,956)

Capital share transactions:
Proceeds from sale of shares
A-Class	6,027,820	10,521,756
C-Class	3,447,789	2,264,197
Institutional Class	454,789	331,808
Distributions reinvested
A-Class	1,239,655	1,042,444
C-Class	485,717	248,604
Institutional Class	25,070	4,422
Cost of shares redeemed
A-Class	(2,108,525)	(10,445,396)
C-Class	(511,393)	(372,708)
Institutional Class	(96,209)	(88,984)
Net increase from capital share transactions	8,964,713	3,506,143
Net increase in net assets	10,589,527	10,775,489

Net assets:
Beginning of period	44,686,947	33,911,458
End of period	$55,276,474	$44,686,947
Accumulated net investment loss at end of period	$(221,195)	$(87,199)

Capital share activity:
Shares sold
A-Class	332,004	653,325
C-Class	199,873	142,887
Institutional Class	24,924	20,199
Shares issued from reinvestment of distributions
A-Class	71,163	75,267
C-Class	29,190	18,636
Institutional Class	1,422	316
Shares redeemed
A-Class	(117,453)	(620,391)
C-Class	(29,153)	(24,580)
Institutional Class	(5,316)	(5,715)
Net increase in shares	506,654	259,944

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	September 30,	September 30,	September 30,	September 30,	September 30,
A-Class	2014[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$17.81	$15.04	$11.66	$14.35	$13.24	$11.48
Income (loss) from investment operations:
Net investment income (loss)[b]	(—)[d]	(—)[d]	(.03)	(.07)	(.05)	(.05)
Net gain (loss) on investments (realized and unrealized)	1.81	4.05	3.73	(.63)	1.54	2.44
Total from investment operations	1.81	4.05	3.70	(.70)	1.49	2.39
Less distributions from:
Net investment income	(.03)	(.01)	—	—	—	—
Net realized gains	(1.19)	(1.27)	(.32)	(1.99)	(.38)	(.63)
Total distributions	(1.22)	(1.28)	(.32)	(1.99)	(.38)	(.63)
Net asset value, end of period	$18.40	$17.81	$15.04	$11.66	$14.35	$13.24

Total Return[c]	10.56%	29.39%	32.19%	(7.31%)	11.53%	24.15%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$22,286	$16,487	$12,294	$7,592	$6,209	$3,245
Ratios to average net assets:
Net investment income (loss)	(0.02%)	(0.02%)	(0.24%)	(0.52%)	(0.34%)	(0.46%)
Total expenses	1.84%	1.91%	2.14%	2.33%	2.45%	4.92%
Net expenses[e]	1.32%[f]	1.30%	1.30%	1.30%	1.30%	1.55%
Portfolio turnover rate	24%	34%	62%	70%	140%	58%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	September 30,	September 30,	September 30,	September 30,	September 30,
C-Class	2014[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$17.05	$14.54	$11.36	$14.13	$13.11	$11.46
Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)	(.12)	(.14)	(.18)	(.15)	(.11)
Net gain (loss) on investments (realized and unrealized)	1.74	3.90	3.64	(.60)	1.55	2.39
Total from investment operations	1.67	3.78	3.50	(.78)	1.40	2.28
Less distributions from:
Net realized gains	(1.19)	(1.27)	(.32)	(1.99)	(.38)	(.63)
Total distributions	(1.19)	(1.27)	(.32)	(1.99)	(.38)	(.63)
Net asset value, end of period	$17.53	$17.05	$14.54	$11.36	$14.13	$13.11

Total Return[c]	10.16%	28.34%	31.35%	(8.07%)	10.94%	23.16%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,552	$5,885	$3,026	$2,305	$1,353	$709
Ratios to average net assets:
Net investment income (loss)	(0.76%)	(0.75%)	(1.00%)	(1.26%)	(1.09%)	(1.15%)
Total expenses	2.47%	2.58%	2.70%	3.07%	3.22%	6.40%
Net expenses[e]	2.07%[f]	2.05%	2.05%	2.05%	2.05%	2.30%
Portfolio turnover rate	24%	34%	62%	70%	140%	58%

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	September 30,	September 30,	September 30,	September 30,	September 30,
Institutional Class	2014[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$18.04	$15.21	$11.76	$14.43	$13.28	$11.49
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	.04	— [d]	(.04)	(.01)	(.01)
Net gain (loss) on investments (realized and unrealized)	1.83	4.10	3.77	(.64)	1.54	2.43
Total from investment operations	1.85	4.14	3.77	(.68)	1.53	2.42
Less distributions from:
Net investment income	(.07)	(.04)	—	—	—	—
Net realized gains	(1.19)	(1.27)	(.32)	(1.99)	(.38)	(.63)
Total distributions	(1.26)	(1.31)	(.32)	(1.99)	(.38)	(.63)
Net asset value, end of period	$18.63	$18.04	$15.21	$11.76	$14.43	$13.28

Total Return[c]	10.66%	29.74%	32.51%	(7.11%)	11.80%	24.40%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$23,438	$22,315	$18,591	$638	$734	$630
Ratios to average net assets:
Net investment income (loss)	0.19%	0.23%	0.02%	(0.30%)	(0.08%)	(0.14%)
Total expenses	1.31%	1.34%	1.44%	2.09%	2.21%	5.44%
Net expenses[e]	1.07%[f]	1.05%	1.05%	1.05%	1.05%	1.30%
Portfolio turnover rate	24%	34%	62%	70%	140%	58%

[a]	Unaudited figures for the period ended March 31, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Net investment income (loss) is less than $0.01 per share.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Net expenses include extraordinary expenses. Excluding extraordinary expenses, the operating expense ratio would be 1.30%, 2.05% and 1.05% for the A-Class, C-Class, and Institutional Class, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

FUND PROFILE (Unaudited)	March 31, 2014

ENHANCED WORLD EQUITY FUND

OBJECTIVE: Seeks to achieve total return, comprised of capital appreciation and current income.

Holdings Diversification

(Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	June 18, 2013
C-Class	June 18, 2013
Institutional Class	June 18, 2013

Ten Largest Holdings (% of Total Net Assets)
SPDR S&P 500 ETF Trust	49.3%
iShares MSCI EAFE ETF	12.7%
iShares MSCI South Korea Capped ETF	5.2%
Vanguard FTSE Emerging Markets ETF	5.2%
iShares MSCI Taiwan ETF	5.1%
iShares MSCI United Kingdom ETF	5.0%
iShares MSCI Japan ETF	4.1%
iShares Russell 2000 ETF	3.4%
iShares MSCI Mexico Capped ETF	2.6%
iShares MSCI Italy Capped ETF	2.6%
Top Ten Total	95.2%

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014
ENHANCED WORLD EQUITY FUND

	Shares	Value

EXCHANGE TRADED FUNDS† - 100.1%
SPDR S&P 500 ETF Trust[1]	15,200	$2,843,008
iShares MSCI EAFE ETF[1]	10,900	732,153
iShares MSCI South Korea Capped ETF[1]	4,900	301,350
Vanguard FTSE Emerging Markets ETF[1]	7,400	300,292
iShares MSCI Taiwan ETF[1]	20,500	294,790
iShares MSCI United Kingdom ETF[1]	14,100	290,319
iShares MSCI Japan ETF[1]	20,800	235,664
iShares Russell 2000 ETF[1]	1,700	197,778
iShares MSCI Mexico Capped ETF[1]	2,300	147,085
iShares MSCI Italy Capped ETF[1]	8,300	146,993
Materials Select Sector SPDR Fund[1]	3,000	141,840
SPDR S&P Homebuilders ETF[1]	4,300	139,965
Total Exchange Traded Funds
(Cost $5,717,407)		5,771,237

SHORT TERM INVESTMENTS† - 0.7%
Dreyfus Treasury Prime Cash
Management Fund	40,701	40,701
Total Short Term Investments
(Cost $40,701)		40,701
Total Long Investments - 100.8%
(Cost $5,758,108)		$5,811,938

	Contracts

OPTIONS WRITTEN† - (1.4)%
Call options on:
Vanguard FTSE Emerging Markets ETF
Expiring April 2014
with strike price of $40.00	11	(1,243)
iShares MSCI South Korea Capped ETF
Expiring April 2014
with strike price of $60.00	7	(1,372)
iShares MSCI Mexico Capped ETF
Expiring April 2014
with strike price of $62.00	20	(4,600)
iShares MSCI Italy Capped ETF
Expiring April 2014
with strike price of $17.00	71	(5,680)
iShares MSCI Taiwan ETF
Expiring April 2014
with strike price of $14.00	174	(8,874)
iShares MSCI South Korea Capped ETF
Expiring April 2014
with strike price of $59.00	42	(12,054)
Vanguard FTSE Emerging Markets ETF
Expiring April 2014
with strike price of $39.00	63	(12,222)
iShares MSCI EAFE ETF
Expiring April 2014
with strike price of $66.00	93	(15,810)
SPDR S&P 500 ETF Trust
Expiring April 2014
with strike price of $188.00	152	(19,000)
Total Options Written
(Premiums received $47,049)		(80,855)
Other Assets & Liabilities, net - 0.6%		35,505
Total Net Assets - 100.0%		$5,766,588

†	Value determined based on Level 1 inputs — See Note 4.
[1]	All or a portion of this security is pledged as collateral for open options written contracts at March 31, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

ENHANCED WORLD EQUITY FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
March 31, 2014

Assets:
Investments, at value
(cost $5,758,108)	$5,811,938
Prepaid expenses	41,768
Cash	1,291
Receivables:
Securities sold	21,041
Investment advisor	12,343
Dividends	1,567
Total assets	5,889,948
Liabilities:
Options written, at value
(premiums received $47,049)	80,855
Payable for:
Professional fees	18,609
Management fees	3,419
Fund accounting/administration fees	2,123
Trustees’ fees*	368
Transfer agent/maintenance fees	120
Distribution and service fees	112
Miscellaneous	17,754
Total liabilities	123,360
Net assets	$5,766,588
Net assets consist of:
Paid in capital	$5,463,711
Undistributed net investment income	3,189
Accumulated net realized gain on investments	279,664
Net unrealized appreciation on investments	20,024
Net assets	$5,766,588
A-Class:
Net assets	$82,133
Capital shares outstanding	3,083
Net asset value per share	$26.64
Maximum offering price per share
(Net asset value divided by 95.25%)	$27.96
C-Class:
Net assets	$78,912
Capital shares outstanding	2,967
Net asset value per share	$26.59
Institutional Class:
Net assets	$5,605,543
Capital shares outstanding	211,068
Net asset value per share	$26.56

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended March 31, 2014

Investment Income:
Dividends	$35,059
Total investment income	35,059

Expenses:
Management fees	20,879
Transfer agent/maintenance fees:
A-Class	175
C-Class	366
Institutional Class	82
Distribution and service fees:
A-Class	196
C-Class	1,844
Fund accounting/administration fees	12,465
Legal fees	21,589
Registration fees	18,481
Professional fees	17,752
Printing expenses	6,396
Custodian fees	4,095
Trustees’ fees*	124
Miscellaneous	296
Total expenses	104,740
Less:
Expenses waived by Advisor	(72,870)
Net expenses	31,870
Net investment income	3,189

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	135,349
Options written	176,408
Net realized gain	311,757
Net change in unrealized appreciation (depreciation) on:
Investments	133,701
Options written	(51,407)
Net change in unrealized appreciation (depreciation)	82,294
Net realized and unrealized gain	394,051
Net increase in net assets resulting from operations	$397,240

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENHANCED WORLD EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	March 31,	Period Ended
	2014	September 30,
	(Unaudited)	2013[a]

Increase (Decrease) in net assets from operations:
Net investment income	$3,189	$28,029
Net realized gain on investments	311,757	241,426
Net change in unrealized appreciation (depreciation) on investments	82,294	(62,270)
Net increase in net assets resulting from operations	397,240	207,185

Distributions to shareholders from:
Net investment income
Institutional Class	(28,029)	—
Net realized gains
A-Class	(7,329)	—
C-Class	(19,881)	—
Institutional Class	(245,722)	—
Total distributions to shareholders	(300,961)	—

Capital share transactions:
Proceeds from sale of shares
A-Class	154,907	102,365
C-Class	601,849	410,855
Institutional Class	5,680	5,006,074
Distributions reinvested
A-Class	7,324	—
C-Class	19,881	—
Institutional Class	273,751	—
Cost of shares redeemed
A-Class	(180,660)	—
C-Class	(910,958)	(27,311)
Institutional Class	(633)	—
Net increase (decrease) from capital share transactions	(28,859)	5,491,983
Net increase in net assets	67,420	5,699,168

Net assets:
Beginning of period	5,699,168	—
End of period	$5,766,588	$5,699,168
Undistributed net investment income at end of period	$3,189	$28,029

Capital share activity:
Shares sold
A-Class	5,854	4,016
C-Class	23,743	15,611
Institutional Class	216	200,246
Shares issued from reinvestment of distributions
A-Class	283	—
C-Class	773	—
Institutional Class	10,631	—
Shares redeemed
A-Class	(7,070)	—
C-Class	(36,081)	(1,079)
Institutional Class	(25)	—
Net increase (decrease) in shares	(1,676)	218,794

a Since commencement of operations: June 18, 2013.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

ENHANCED WORLD EQUITY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Period Ended
	March 31,	September 30,
A-Class	2014[a]	2013[b]
Per Share Data
Net asset value, beginning of period	$26.03	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.01)	(.03)
Net gain (loss) on investments (realized and unrealized)	1.85	1.06
Total from investment operations	1.84	1.03
Less distributions from:
Net realized gains	(1.23)	—
Total distributions	(1.23)	—
Net asset value, end of period	$26.64	$26.03

Total Return	6.95%	4.32%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$82	$105
Ratios to average net assets:
Net investment income (loss)	(0.11%)	(0.36%)
Total expenses[d]	3.89%	7.21%[f]
Net expenses[e]	1.25%	1.25%
Portfolio turnover rate	300%	174%

	Period Ended	Period Ended
	March 31,	September 30,
C-Class	2014[a]	2013[b]
Per Share Data
Net asset value, beginning of period	$25.96	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.09)	(.03)
Net gain (loss) on investments (realized and unrealized)	1.95	.99
Total from investment operations	1.86	.96
Less distributions from:
Net realized gains	(1.23)	—
Total distributions	(1.23)	—
Net asset value, end of period	$26.59	$25.96

Total Return	7.14%	4.00%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$79	$377
Ratios to average net assets:
Net investment income (loss)	(0.70%)	(0.43%)
Total expenses[d]	4.53%	9.26%[f]
Net expenses[e]	2.00%	2.00%
Portfolio turnover rate	300%	174%

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENHANCED WORLD EQUITY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Period Ended
	March 31,	September 30,
Institutional Class	2014[a]	2013[b]
Per Share Data
Net asset value, beginning of period	$26.05	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.02	.14
Net gain (loss) on investments (realized and unrealized)	1.86	.91
Total from investment operations	1.88	1.05
Less distributions from:
Net investment income	(.14)	—
Net realized gains	(1.23)	—
Total distributions	(1.37)	—
Net asset value, end of period	$26.56	$26.05

Total Return	7.12%	4.40%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,606	$5,217
Ratios to average net assets:
Net investment income (loss)	0.17%	1.96%
Total expenses[d]	3.43%	5.11%[f]
Net expenses[e]	1.00%	1.00%
Portfolio turnover rate	300%	174%

[a]	Unaudited figures for the period ended March 31, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: June 18, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Due to limited length of Fund operations, ratios for this period are not indicative of future performance.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

FUND PROFILE (Unaudited)	March 31, 2014

WORLD EQUITY INCOME FUND

OBJECTIVE: Seeks to provide total return, comprised of capital appreciation and income.

Holdings Diversification

(Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

INVESTMENT CONCENTRATION

At March 31, 2014, the investment diversification of the Fund by country was as follows:

Country	% of Net Assets	Value
United States	48.0%	$37,483,818
Japan	12.0%	9,326,545
Australia	10.5%	8,199,570
Britain	4.8%	3,720,588
Germany	4.7%	3,635,057
France	4.5%	3,518,726
Canada	4.1%	3,208,492
New Zealand	2.0%	1,538,568
Spain	1.6%	1,225,251
Singapore	1.5%	1,160,371
Denmark	1.2%	939,666
Finland	1.1%	851,890
Bermuda	1.0%	826,103
Belgium	1.0%	820,829
Other	1.4%	1,115,976
Total Investments	99.4%	$77,571,448

Inception Dates:
A-Class	October 1, 1993
B-Class	October 19, 1993
C-Class	January 29, 1999
Institutional Class	May 2, 2011

Ten Largest Holdings (% of Total Net Assets)
Raytheon Co.	2.2%
Lockheed Martin Corp.	2.2%
Canon, Inc.	2.2%
WellPoint, Inc.	2.1%
Eli Lilly & Co.	2.1%
Altria Group, Inc.	2.1%
General Mills, Inc.	2.0%
Deutsche Telekom AG	2.0%
AstraZeneca plc	2.0%
GDF Suez	2.0%
Top Ten Total	20.9%

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014
WORLD EQUITY INCOME FUND

	Shares	Value

COMMON STOCKS† - 98.1%

FINANCIALS - 17.2%
Banco Santander S.A.	128,500	$1,225,251
Admiral Group plc	40,100	953,950
National Australia Bank Ltd.	27,000	887,774
Insurance Australia Group Ltd.	170,700	881,635
Aozora Bank Ltd.	293,400	835,727
Annaly Capital Management, Inc.	75,300	826,041
Bank of Queensland Ltd.[1]	67,000	798,322
American Capital Agency Corp.	36,100	775,789
Bendigo and Adelaide Bank Ltd.	72,000	759,757
Hannover Rueck SE	7,600	679,848
Stockland	194,900	677,709
CFS Retail Property Trust Group	354,700	621,617
CNP Assurances	29,200	618,315
Health Care REIT, Inc.	9,000	536,400
People’s United Financial, Inc.	30,000	446,100
Swedbank AB — Class A	15,100	405,230
HCP, Inc.	10,100	391,779
ASX Ltd.	10,000	334,462
ICAP plc	52,500	330,395
New York Community Bancorp, Inc.	20,000	321,400
Natixis	28,600	210,052
Total Financials		13,517,553

HEALTH CARE - 15.3%
WellPoint, Inc.	16,700	1,662,485
Eli Lilly & Co.	27,800	1,636,308
AstraZeneca plc	24,100	1,557,450
Cardinal Health, Inc.	20,500	1,434,590
Bristol-Myers Squibb Co.	20,100	1,044,195
Coloplast A/S — Class B	10,000	809,118
UnitedHealth Group, Inc.	8,700	713,313
Humana, Inc.	6,000	676,320
AmerisourceBergen Corp. — Class A	9,900	649,341
Pfizer, Inc.	20,100	645,612
Vertex Pharmaceuticals, Inc.*	6,900	487,968
Amgen, Inc.	2,900	357,686
McKesson Corp.	1,500	264,855
Total Health Care		11,939,241

INDUSTRIALS - 15.3%
Raytheon Co.	17,600	1,738,703
Lockheed Martin Corp.	10,400	1,697,696
Northrop Grumman Corp.	9,000	1,110,420
ITOCHU Corp.	94,900	1,108,846
Sumitomo Corp.	79,900	1,016,409
Delta Air Lines, Inc.	26,100	904,365
Mitsui & Company Ltd.	59,200	836,824
Auckland International Airport Ltd.*	250,637	828,750
Bouygues S.A.	19,800	825,852
L-3 Communications Holdings, Inc.	6,000	708,900
Dai Nippon Printing Company Ltd.	35,600	341,117
FedEx Corp.	1,700	225,352
ANA Holdings, Inc.	98,100	211,949
Sojitz Corp.	100,500	171,370
AP Moeller - Maersk A/S — Class B	8	95,951
Singapore Technologies Engineering Ltd.	25,200	76,530
AP Moeller - Maersk A/S — Class A	3	34,597
TNT Express N.V.	35	344
Total Industrials		11,933,975

TELECOMMUNICATION SERVICES - 12.1%
Deutsche Telekom AG	98,100	1,585,331
NTT DOCOMO, Inc.	94,100	1,484,230
Telstra Corporation Ltd.	244,700	1,152,651
Frontier Communications Corp.	166,700	950,190
Elisa Oyj	29,600	851,890
Belgacom S.A.	26,212	820,829
Windstream Holdings, Inc.	92,600	763,024
Telecom Corporation of New Zealand Ltd.	335,200	709,818
BT Group plc	61,100	386,554
StarHub Ltd.	80,600	269,124
BCE, Inc.	5,700	245,526
Bezeq The Israeli Telecommunication Corporation Ltd.	111,900	199,315
Total Telecommunication Services		9,418,482

CONSUMER STAPLES - 10.8%
Altria Group, Inc.	43,000	1,609,490
General Mills, Inc.	30,800	1,596,056
Kimberly-Clark Corp.	10,500	1,157,625
Dr Pepper Snapple Group, Inc.	16,700	909,482
Woolworths Ltd.	23,400	775,046
Metcash Ltd.	245,100	595,449
Wesfarmers Ltd.	14,100	538,531
Safeway, Inc.	13,800	509,772
Tyson Foods, Inc. — Class A	11,200	492,912
Wal-Mart Stores, Inc.	2,700	206,361
Total Consumer Staples		8,390,724

CONSUMER DISCRETIONARY - 7.9%
Singapore Press Holdings Ltd.	244,000	814,717
Darden Restaurants, Inc.	15,900	807,084
Shaw Communications, Inc. — Class B	32,500	776,105
McDonald’s Corp.	7,300	715,619
Target Corp.	11,300	683,763
Ford Motor Co.	33,700	525,720
Kohl’s Corp.	8,700	494,160
Sankyo Company Ltd.	11,500	484,111
Daimler AG — Class D	5,000	472,481
Lagardere SCA	8,300	329,553
ProSiebenSat.1 Media AG	1,983	90,756
Total Consumer Discretionary		6,194,069

UTILITIES - 7.6%
GDF Suez	56,100	1,534,954
Entergy Corp.	12,800	855,679
TransAlta Corp.	52,100	605,113
SSE plc	20,100	492,238
Consolidated Edison, Inc.	7,900	423,835
Southern Co.	8,800	386,672
Duke Energy Corp.	4,900	348,978
Cheung Kong Infrastructure Holdings Ltd.	50,500	322,283
Pepco Holdings, Inc.	15,400	315,392

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2014
WORLD EQUITY INCOME FUND

	Shares	Value

E.ON SE	15,000	$293,242
SP AusNet	145,400	176,618
Power Assets Holdings Ltd.	20,300	176,006
HK Electric Investments and
HK Electric Investments Ltd.*,1	19,775	12,799
Total Utilities		5,943,809

INFORMATION TECHNOLOGY - 7.0%
Canon, Inc.	54,500	1,684,925
Intel Corp.	32,700	843,987
Apple, Inc.	1,500	805,110
Avnet, Inc.	9,000	418,770
Ricoh Company Ltd.	35,300	406,985
Adobe Systems, Inc.*	4,900	322,126
Leidos Holdings, Inc.	7,900	279,423
Alliance Data Systems Corp.*	900	245,205
Western Union Co.	14,900	243,764
Western Digital Corp.	2,400	220,368
Total Information Technology		5,470,663

ENERGY - 4.3%
Seadrill Ltd.	23,400	826,103
Canadian Oil Sands Ltd.[1]	38,500	807,597
TonenGeneral Sekiyu K.K.	84,300	744,052
ConocoPhillips	9,200	647,220
Penn West Petroleum Ltd.	40,100	335,158
Total Energy		3,360,130

MATERIALS - 0.6%
Agnico Eagle Mines Ltd.	14,500	438,993
Total Common Stocks
(Cost $72,076,382)		76,607,639

PREFERRED STOCKS† - 0.7%
Porsche Automobil Holding SE	5,000	513,398
Total Preferred Stocks
(Cost $505,904)		513,398

SHORT TERM INVESTMENTS† - 0.6%
Goldman Sachs Financial Square Funds -
Treasury Instruments Fund	450,411	450,411
Total Short Term Investments
(Cost $450,411)		450,411
Total Investments - 99.4%
(Cost $73,032,697)		$77,571,448
Other Assets & Liabilities, net - 0.6%		470,092
Total Net Assets - 100.0%		$78,041,540

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
[1]	Illiquid security.

plc — Public Limited Company

REIT — Real Estate Investment Trust

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WORLD EQUITY INCOME FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
March 31, 2014

Assets:
Investments, at value
(cost $73,032,697)	$77,571,448
Foreign currency, at value
(cost $185,611)	185,269
Cash	32,645
Prepaid expenses	29,491
Receivables:
Dividends	221,648
Fund shares sold	99,477
Foreign taxes reclaim	86,198
Investment advisor	23,815
Total assets	78,249,991
Liabilities:
Payable for:
Fund shares redeemed	80,096
Management fees	45,944
Custodian fees	21,421
Distribution and service fees	18,279
Fund accounting/administration fees	9,845
Transfer agent/maintenance fees	9,454
Trustees’ fees*	393
Miscellaneous	23,019
Total liabilities	208,451
Net assets	$78,041,540
Net assets consist of:
Paid in capital	$95,877,415
Undistributed net investment income	122,448
Accumulated net realized loss on investments	(22,500,242)
Net unrealized appreciation on investments and
foreign currency	4,541,919
Net assets	$78,041,540
A-Class:
Net assets	$71,865,067
Capital shares outstanding	5,375,236
Net asset value per share	$13.37
Maximum offering price per share
(Net asset value divided by 95.25%)	$14.04
B-Class:
Net assets	$2,063,404
Capital shares outstanding	177,389
Net asset value per share	$11.63
C-Class:
Net assets	$3,776,215
Capital shares outstanding	328,716
Net asset value per share	$11.49
Institutional Class:
Net assets	$336,854
Capital shares outstanding	25,404
Net asset value per share	$13.26

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended March 31, 2014

Investment Income:
Dividends (net of foreign withholding tax of $165,578)	$1,358,964
Total investment income	1,358,964

Expenses:
Management fees	261,492
Transfer agent/maintenance fees:
A-Class	52,491
B-Class	10,576
C-Class	5,645
Institutional Class	208
Distribution and service fees:
A-Class	85,704
C-Class	18,239
Fund accounting/administration fees	56,034
Legal fees	88,413
Custodian fees	22,270
Proxy expense	8,081
Tax expense	4,206
Trustees’ fees*	3,085
Miscellaneous	97,143
Total expenses	713,587
Less:
Expenses waived by Advisor	(145,493)
Net expenses	568,094
Net investment income	790,870

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,306,020
Foreign currency	(13,519)
Net realized gain	1,292,501
Net change in unrealized appreciation (depreciation) on:
Investments	3,383,860
Foreign currency	(1,158)
Net change in unrealized appreciation (depreciation)	3,382,702
Net realized and unrealized gain	4,675,203
Net increase in net assets resulting from operations	$5,466,073

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

WORLD EQUITY INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	March 31,	Year Ended
	2014	September 30,
	(Unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment income	$790,870	$1,126,395
Net realized gain on investments and foreign currency	1,292,501	6,107,494
Net change in unrealized appreciation (depreciation) on investments and foreign currency	3,382,702	7,243,481
Net increase in net assets resulting from operations	5,466,073	14,477,370

Distributions to shareholders from:
Net investment income
A-Class	(984,130)	(1,672,199)
B-Class	(43,635)	(73,946)
C-Class	(27,121)	(47,041)
Institutional Class	(5,408)	(4,606)
Total distributions to shareholders	(1,060,294)	(1,797,792)

Capital share transactions:
Proceeds from sale of shares
A-Class	5,192,740	15,420,639
B-Class	10,197	425,854
C-Class	681,960	688,147
Institutional Class	97,959	378,957
Distributions reinvested
A-Class	977,713	1,659,730
B-Class	43,427	73,635
C-Class	26,522	46,791
Institutional Class	5,408	4,606
Cost of shares redeemed
A-Class	(4,323,012)	(24,573,617)
B-Class	(487,843)	(1,387,459)
C-Class	(527,395)	(952,484)
Institutional Class	(35,018)	(254,172)
Net increase (decrease) from capital share transactions	1,662,658	(8,469,373)
Net increase (decrease) in net assets	6,068,437	(4,210,205)

Net assets:
Beginning of period	71,973,103	67,762,898
End of period	$78,041,540	$71,973,103
Undistributed net investment income at end of period	$122,448	$391,872

Capital share activity:
Shares sold
A-Class	399,488	1,314,259
B-Class	893	41,564
C-Class	60,911	68,601
Institutional Class	7,571	33,315
Shares issued from reinvestment of distributions
A-Class	75,685	148,443
B-Class	3,882	7,438
C-Class	2,380	5,072
Institutional Class	422	398
Shares redeemed
A-Class	(333,914)	(2,089,282)
B-Class	(43,273)	(138,796)
C-Class	(47,496)	(95,590)
Institutional Class	(2,709)	(22,190)
Net increase (decrease) in shares	123,840	(726,768)

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WORLD EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	September 30,	September 30,	September 30,	September 30,	September 30,
A-Class	2014[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$12.60	$10.55	$9.70	$10.52	$9.97	$10.35
Income (loss) from investment operations:
Net investment income (loss)[b]	.14	.18	.15	.05	.02	.05
Net gain (loss) on investments
(realized and unrealized)	.82	2.16	.70	(.81)	.53	(.35)
Total from investment operations	.96	2.34	.85	(.76)	.55	(.30)
Less distributions from:
Net investment income	(.19)	(.29)	(—) [c]	(.06)	—	(.02)
Return of capital	—	—	—	—	—	(.06)
Total distributions	(.19)	(.29)	(—) [c]	(.06)	—	(.08)
Net asset value, end of period	$13.37	$12.60	$10.55	$9.70	$10.52	$9.97

Total Return[d]	7.64%	22.58%	8.82%	(7.32%)	5.52%	(2.71%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$71,865	$65,966	$61,838	$65,573	$78,201	$97,205
Ratios to average net assets:
Net investment income (loss)	2.15%	1.59%	1.45%	0.40%	0.24%	0.63%
Total expenses	1.85%	1.93%	2.05%	1.85%	1.86%	1.89%
Net expenses[e]	1.49%[h]	1.59%	1.63%	1.82%	1.86%	1.89%
Portfolio turnover rate	60%	154%	41%	206%	288%	368%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	September 30,	September 30,	September 30,	September 30,	September 30,
B-Class	2014[a,g]	2013[g]	2012[g]	2011[g]	2010[g]	2009[g]
Per Share Data
Net asset value, beginning of period	$11.01	$9.22	$8.46	$9.19	$8.69	$9.05
Income (loss) from investment operations:
Net investment income (loss)[b]	.13	.18	.14	.05	.04	.07
Net gain (loss) on investments
(realized and unrealized)	.71	1.90	.63	(.69)	.46	(.32)
Total from investment operations	.84	2.08	.77	(.64)	.50	(.25)
Less distributions from:
Net investment income	(.22)	(.29)	(.01)	(.09)	—	(.04)
Return of capital	—	—	—	—	—	(.07)
Total distributions	(.22)	(.29)	(.01)	(.09)	—	(.11)
Net asset value, end of period	$11.63	$11.01	$9.22	$8.46	$9.19	$8.69

Total Return[d]	7.75%	22.95%	9.07%	(7.13%)	5.75%	(2.45%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,063	$2,378	$2,820	$4,148	$6,769	$11,155
Ratios to average net assets:
Net investment income (loss)	2.33%	1.77%	1.60%	0.53%	0.45%	0.90%
Total expenses	2.40%	2.43%	2.34%	1.61%	1.61%	1.65%
Net expenses[e]	1.24%[h]	1.31%	1.38%	1.59%	1.61%	1.65%
Portfolio turnover rate	60%	154%	41%	206%	288%	368%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

WORLD EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	September 30,	September 30,	September 30,	September 30,	September 30,
C-Class	2014[a]	2013	2012	2011	2010	2009
Per Share Data
Net asset value, beginning of period	$10.79	$9.01	$8.33	$9.06	$8.66	$9.04
Income (loss) from investment operations:
Net investment income (loss)[b]	.08	.08	.06	(.04)	(.04)	(.01)
Net gain (loss) on investments (realized and unrealized)	.70	1.84	.62	(.69)	.44	(.31)
Total from investment operations	.78	1.92	.68	(.73)	.40	(.32)
Less distributions from:
Net investment income	(.08)	(.14)	—	—	—	—
Return of capital	—	—	—	—	—	(.06)
Total distributions	(.08)	(.14)	—	—	—	(.06)
Net asset value, end of period	$11.49	$10.79	$9.01	$8.33	$9.06	$8.66

Total Return[d]	7.26%	21.57%	8.16%	(8.06%)	4.62%	(3.39%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,776	$3,377	$3,015	$3,426	$4,295	$4,838
Ratios to average net assets:
Net investment income (loss)	1.42%	0.80%	0.68%	(0.37%)	(0.50%)	(0.11%)
Total expenses	2.75%	2.89%	2.88%	2.60%	2.62%	2.65%
Net expenses[e]	2.24%[h]	2.35%	2.38%	2.58%	2.62%	2.65%
Portfolio turnover rate	60%	154%	41%	206%	288%	368%

	Period Ended	Year Ended	Year Ended	Period Ended
	March 31,	September 30,	September 30,	September 30,
Institutional Class	2014[a]	2013	2012	2011[f]
Per Share Data
Net asset value, beginning of period	$12.53	$10.50	$9.70	$12.37
Income (loss) from investment operations:
Net investment income (loss)[b]	.16	.28	.28	.13
Net gain (loss) on investments (realized and unrealized)	.80	2.10	.52	(2.80)
Total from investment operations	.96	2.38	.80	(2.67)
Less distributions from:
Net investment income	(.23)	(.35)	(—) [c]	—
Total distributions	(.23)	(.35)	(—) [c]	—
Net asset value, end of period	$13.26	$12.53	$10.50	$9.70

Total Return[d]	7.72%	23.17%	8.17%	(21.58%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$337	$252	$90	$285
Ratios to average net assets:
Net investment income (loss)	2.45%	2.42%	2.70%	2.99%
Total expenses	1.60%	1.73%	1.90%	2.27%
Net expenses[e]	1.24%[h]	1.26%	1.32%	1.36%
Portfolio turnover rate	60%	154%	41%	206%

[a]	Unaudited figures for the period ended March 31, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Distributions from net investment income are less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Since commencement of operations: May 2, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized. The portfolio turnover rate stated is for the entire fiscal year of the Fund, not since commencement of operations of the Class.
[g]	Effective August 25, 2005, B-Class shares ceased charging 12b-1 fees in accordance with FINRA sales cap regulations. Per share informations reflects this change. This fee will be reinstated when sales exceed the sales cap limit.
[h]	Net expenses include extraordinary expenses. Excluding extraordinary expenses, the operating expense ratio would be 1.46%, 1.21%, 2.21% and 1.21% for the A-Class, B-Class, C-Class and Institutional Class, respectively.

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	March 31, 2014

RISK MANAGED REAL ESTATE FUND

OBJECTIVE: Seeks to provide total return, comprised of capital appreciation and current income.

Holdings Diversification

(Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	March 28, 2014
C-Class	March 28, 2014
Institutional Class	March 28, 2014

Ten Largest Holdings (% of Total Net Assets)
Simon Property Group, Inc.	6.6%
Boston Properties, Inc.	3.1%
Vornado Realty Trust	3.0%
WP Carey, Inc.	2.8%
Camden Property Trust	2.5%
Spirit Realty Capital, Inc.	2.5%
Prologis, Inc.	2.5%
Sun Communities, Inc.	2.5%
Forest City Enterprises, Inc. — Class A	2.2%
Ventas, Inc.	2.2%
Top Ten Total	29.9%

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014
RISK MANAGED REAL ESTATE FUND

	Shares	Value

COMMON STOCKS† - 92.6%

REAL ESTATE INVESTMENT TRUSTS (REITs) - 88.9%
RETAIL REITs - 20.8%
Simon Property Group, Inc.	4,083	$669,613
Glimcher Realty Trust	19,770	198,293
General Growth Properties, Inc.[1]	8,955	197,010
Retail Properties of America, Inc. — Class A	13,497	182,749
Taubman Centers, Inc.	2,549	180,444
Ramco-Gershenson Properties Trust	10,569	172,275
Retail Opportunity Investments Corp.	10,068	150,416
Regency Centers Corp.	2,102	107,328
Kimco Realty Corp.	4,900	107,212
Pennsylvania Real Estate Investment Trust	4,425	79,871
DDR Corp.	3,647	60,103
Total Retail REITs		2,105,314

RESIDENTIAL REITs - 13.8%
Camden Property Trust	3,754	252,795
Sun Communities, Inc.	5,485	247,319
Equity Residential	3,717	215,549
American Campus Communities, Inc.	4,984	186,152
Equity Lifestyle Properties, Inc.	4,480	182,112
Essex Property Trust, Inc.[1]	1,052	178,893
UDR, Inc.	3,004	77,593
AvalonBay Communities, Inc.	387	50,821
Total Residential REITs		1,391,234

DIVERSIFIED REITs - 11.9%
Vornado Realty Trust[1]	3,074	302,973
WP Carey, Inc.[1]	4,748	285,212
Spirit Realty Capital, Inc.	22,805	250,399
Duke Realty Corp.	10,929	184,482
Empire State Realty Trust, Inc. — Class A	12,169	183,874
Total Diversified REITs		1,206,940

OFFICE REITs - 11.8%
Boston Properties, Inc.	2,722	311,750
Hudson Pacific Properties, Inc.	9,040	208,553
SL Green Realty Corp.	1,487	149,622
Douglas Emmett, Inc.	5,292	143,625
Highwoods Properties, Inc.	2,668	102,478
Brandywine Realty Trust	6,517	94,236
BioMed Realty Trust, Inc.	3,911	80,136
Kilroy Realty Corp.	993	58,170
Digital Realty Trust, Inc.	965	51,222
Total Office REITs		1,199,792

SPECIALIZED REITs - 8.9%
Extra Space Storage, Inc.	3,354	162,702
Crown Castle International Corp.	2,157	159,143
Plum Creek Timber Company, Inc.	3,701	155,590
Public Storage	847	142,711
American Tower Corp. — Class A	1,434	117,402
Rayonier, Inc.	2,272	104,308
Sovran Self Storage, Inc.	734	53,912
Total Specialized REITs		895,768

INDUSTRIAL REITs - 7.0%
Prologis, Inc.[1]	6,070	247,837
DCT Industrial Trust, Inc.	25,545	201,295
EastGroup Properties, Inc.	3,115	195,965
STAG Industrial, Inc.	2,662	64,154
Total Industrial REITs		709,251

HEALTH CARE REITs - 6.8%
Ventas, Inc.[1]	3,602	218,173
Sabra Health Care REIT, Inc.	5,946	165,834
Healthcare Trust of America, Inc. — Class A	12,552	142,967
HCP, Inc.	2,166	84,019
Health Care REIT, Inc.	1,234	73,546
Total Health Care REITs		684,539

HOTEL & RESORT REITs - 6.0%
Sunstone Hotel Investors, Inc.	15,737	216,069
RLJ Lodging Trust	7,608	203,438
Chesapeake Lodging Trust	7,186	184,896
Host Hotels & Resorts, Inc.	447	9,047
Total Hotel & Resort REITs		613,450
MORTGAGE REITs - 1.9%
Blackstone Mortgage Trust, Inc. — Class A	6,604	189,865
Total Real Estate Investment Trusts (REITs)		8,996,153
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.2%
REAL ESTATE OPERATING COMPANIES - 2.2%
Forest City Enterprises, Inc. — Class A*	11,499	219,631
HOTELS, RESTAURANTS & LEISURE - 1.5%
HOTELS, RESORTS & CRUISE LINES - 1.5%
Starwood Hotels & Resorts Worldwide, Inc.	1,947	154,981
Total Common Stocks
(Cost $9,299,459)		9,370,765
Total Investments - 92.6%
(Cost $9,299,459)		$9,370,765
COMMON STOCKS SOLD SHORT† - 16.1%
HOTELS, RESTAURANTS & LEISURE - 1.0%
HOTELS, RESORTS & CRUISE LINES - 1.0%
Hilton Worldwide Holdings, Inc.*	(4,532)	(100,792)
REAL ESTATE INVESTMENT TRUSTS (REITs) - 15.1%
HEALTH CARE REITs - 1.0%
Omega Healthcare Investors, Inc.	(3,024)	(101,364)
INDUSTRIAL REITs - 1.0%
First Industrial Realty Trust, Inc.	(5,442)	(105,139)
HOTEL & RESORT REITs - 1.0%
Hospitality Properties Trust	(3,664)	(105,230)
OFFICE REITs - 1.0%
Government Properties Income Trust	(4,206)	(105,991)

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2014
RISK MANAGED REAL ESTATE FUND

	Shares	Value

RESIDENTIAL REITs - 1.4%
Apartment Investment &
Management Co. — Class A	(2,262)	$(68,358)
Home Properties, Inc.	(1,196)	(71,904)
Total Residential REITs		(140,262)

DIVERSIFIED REITs - 3.1%
Washington Real Estate Investment Trust	(4,227)	(100,941)
Liberty Property Trust	(2,768)	(102,305)
Cousins Properties, Inc.	(9,846)	(112,934)
Total Diversified REITs		(316,180)

RETAIL REITs - 6.6%
Rouse Properties, Inc.	(3,990)	(68,788)
Weingarten Realty Investors	(3,091)	(92,730)
National Retail Properties, Inc.	(2,766)	(94,929)
Realty Income Corp.	(2,503)	(102,273)
Brixmor Property Group, Inc.	(4,820)	(102,811)
Federal Realty Investment Trust	(917)	(105,198)
Tanger Factory Outlet Centers, Inc.	(3,127)	(109,445)
Total Retail REITs		(676,174)
Total Real Estate Investment Trusts (REITs)		(1,550,340)
Total Common Stocks Sold Short
(Cost $1,641,779)		(1,651,132)

EXCHANGE TRADED FUNDS SOLD SHORT† - (9.7)%
iShares US Real Estate ETF	14,423	(976,004)
Total Exchange Traded Funds Sold Short
(Proceeds $970,491)		(976,004)
Total Securities Sold Short - (25.8)%
(Proceeds $2,612,270)		$(2,627,136)
Other Assets & Liabilities, net - 33.2%		3,355,939
Total Net Assets - 100.0%		$10,099,568

		Unrealized
	Units	Gain

OTC EQUITY INDEX SWAP AGREEMENTS††
Bank of America Corp.
May 2014 Merrill Lynch
Guggenheim Real Estate
Investment Trust Basket Index Swap,
Terminating 05/05/14[2]
(Notional Value $3,024,944)	29,776	$23,175

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as short security collateral at March 31, 2014.
[2]	Total Return based on Merrill Lynch Guggenheim Real Estate Investment Trust Basket Index +/- financing at a variable rate. REIT — Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

RISK MANAGED REAL ESTATE FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

March 31, 2014

Assets:
Investments, at value
(cost $9,299,459)	$9,370,765
Cash	10,010,050
Unrealized appreciation on swap agreements	23,175
Receivables:
Securities sold	2,636,884
Fund shares sold	10,025
Investment advisor	302
Total assets	22,051,201
Liabilities:
Securities sold short, at value
(proceeds $2,612,270)	2,627,136
Payable for:
Securities purchased	9,323,893
Management fees	206
Fund accounting/administration fees	26
Trustees’ fees*	19
Transfer agent/maintenance fees	17
Miscellaneous	336
Total liabilities	11,951,633
Net assets	$10,099,568
Net assets consist of:
Paid in capital	$10,020,074
Accumulated net investment loss	(302)
Accumulated net realized gain on investments	181
Net unrealized appreciation on investments	79,615
Net assets	$10,099,568
A-class:
Net assets	$10,104
Capital shares outstanding	401
Net asset value per share	$25.20
Maximum offering price per share
(Net asset value divided by 95.25%)	$26.46
C-class:
Net assets	$10,104
Capital shares outstanding	401
Net asset value per share	$25.20
Institutional Class:
Net assets	$10,079,360
Capital shares outstanding	400,001
Net asset value per share	$25.20

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended March 31, 2014**

Investment Income:	$—

Expenses:
Management fees	206
Transfer agent/maintenance fees:
A-Class	7
C-Class	1
Institutional Class	11
Fund accounting/administration fees	26
Professional fees	133
Printing expenses	109
Legal fees	55
Trustees’ fees*	19
Custodian fees	16
Miscellaneous	21
Total expenses	604
Less:
Expenses waived by Advisor	(302)
Net expenses	302
Net investment loss	(302)

Net Realized And Unrealized Gain (loss):
Net realized gain (loss) on:
Investments	181
Net realized gain	181
Net change in unrealized appreciation (depreciation) on:
Investments	71,306
Securities sold short	(14,866)
Swap agreements	23,175
Net change in unrealized appreciation (depreciation)	79,615
Net realized and unrealized gain	79,796
Net increase in net assets resulting from operations	$79,494

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
**	Since commencement of operations: March 31, 2014.

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RISK MANAGED REAL ESTATE FUND

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
March 31,
2014[a]

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(302)
Net realized gain on investments	181
Net change in unrealized appreciation (depreciation) on investments	79,615
Net increase in net assets resulting from operations	79,494

Capital share transactions:
Proceeds from sale of shares
A-Class	10,025
C-Class	10,025
Institutional Class	10,000,024
Net increase from capital share transactions	10,020,074
Net increase in net assets	10,099,568

Net assets:
Beginning of period	—
End of period	$10,099,568
Accumulated net investment loss at end of period	$(302)

Capital share activity:
Shares sold
A-Class	401
C-Class	401
Institutional Class	400,001
Net increase from capital share transactions	400,803

[a]	Since commencement of operations: March 31, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

RISK MANAGED REAL ESTATE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Period Ended
March 31,
A-Class	2014[a]
Per Share Data
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)[b]	(—) [f]
Net gain (loss) on investments
(realized and unrealized)	0.20
Total from investment operations	0.20
Net asset value, end of period	$25.20

Total Return	0.80%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10
Ratios to average net assets:
Net investment income (loss)	(1.27%)
Total expenses[c,e]	26.18%
Net expenses[d]	1.27%
Portfolio turnover rate	—

Period Ended
March 31,
C-Class	2014[a]
Per Share Data
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)[b]	(—) [f]
Net gain (loss) on investments
(realized and unrealized)	0.20
Total from investment operations	0.20
Net asset value, end of period	$25.20

Total Return	0.80%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10
Ratios to average net assets:
Net investment income (loss)	(2.04%)
Total expenses[c,e]	3.17%
Net expenses[d]	2.04%
Portfolio turnover rate	—

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RISK MANAGED REAL ESTATE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Period Ended
March 31,
Institutional Class	2014[a]
Per Share Data
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)[b]	(—) [f]
Net gain (loss) on investments
(realized and unrealized)	0.20
Total from investment operations	0.20
Net asset value, end of period	$25.20

Total Return	0.80%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,079
Ratios to average net assets:
Net investment income (loss)	(1.10%)
Total expenses[c,e]	2.18%
Net expenses[d]	1.10%
Portfolio turnover rate	—

[a]	Since commencement of operations: March 31, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers.
[e]	Due to limited length of Fund operations, ratios for this period are not indicative of future performance.
[f]	Net investment income (loss) is less than $0.01 per share.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as a non-diversified, open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of four separate classes of shares, A-Class shares, B-Class shares, C-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. Prior to February 22, 2011, the maximum sales charge was 5.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. B-Class shares were offered without a front-end sales charge, but were subject to a CDSC of up to 5% for five years and convert to A-Class shares after eight years. Effective January 4, 2010, subscriptions for B-Class shares are no longer accepted. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares have a minimum initial investment of $2 million and a minimum account balance of $1 million. Institutional Class shares are offered without a front-end sales charge or a CDSC.

At March 31, 2014, the Trust consisted of sixteen separate funds. This report covers certain Equity Funds (the “Funds”), while the other funds are contained in separate reports. Only A-Class, B-Class, C-Class and Institutional Class shares had been issued by the Funds.

Guggenheim Investments (“GI”) provides advisory services and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. Valuations of the Funds’ securities are supplied primarily by pricing services approved by the Board of Trustees. A Valuation Committee (“Valuation Committee”) is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed. The Valuation Committee will review the valuation of all assets which have been fair valued for reasonableness. The Trust’s officers, through the Valuation Committee under the general supervision of the Board of Trustees, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.

Premiums received from options written are entered in a Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option written expires, or if a Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market, or price derived from significant observable inputs and is also compared to broker quote (matrixed). If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued by the Valuation Committee.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, the Board of Trustees has authorized the Valuation Committee and GI to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

B. Senior loans in which the Funds invest generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at March 31, 2014.

C. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received.

D. The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Funds actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

E. The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

F. Dividends from net investment income are declared quarterly in the World Equity Income Fund and Risk Managed Real Estate Fund. Distributions of net investment income in the remaining Funds and distributions of net realized gains, if any, are declared at least annually and recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP. Dividends are reinvested in additional shares unless shareholders request payment in cash.

G. When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

dividend rate of the equity or coupon rate of the treasury obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

H. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

I. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.

J. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each class. Certain costs, such as distribution and service fees relating to A-Class shares, B-Class shares and C-Class shares and transfer agent fees related to each class, are charged directly to specific classes. In addition, other expenses common to various funds within the fund complex are generally allocated amongst such funds on the basis of average net assets.

K. Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended March 31, 2014, there were no earnings credits received.

L. The Funds may leave cash overnight in their cash account with the custodian, Bank of New York Mellon. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts or swap agreements.

M. Under the Funds’ organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments including futures, options and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts and related options, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 47

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

An option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security (put option) or the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security (call option) at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities and a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.

In conjunction with the use of short sales, futures, options and swap agreements, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Small Cap Value Fund and Enhanced World Equity Fund utilized options to minimally hedge the Fund’s portfolio to increase returns, to maintain exposure to the equity markets, and create liquidity. StylePlus—Large Core Fund utilized swap agreements and futures contracts to obtain index exposure and create liquidity for purposes of creating leverage. Risk Managed Real Estate Fund utilized swap agreements to obtain leverage for the Fund. The use of derivative instruments by a Fund to achieve leveraged exposure to the underlying index creates leveraging risk. The more a Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. A Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since a Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index.

3. Fees and Other Transactions with Affiliates

Management fees are paid monthly to GI, based on the following annual rates.

Management Fees
Fund	(as a % of net assets)
StylePlus—Large Core Fund	0.75%
Small Cap Value Fund	1.00%
Enhanced World Equity Fund	0.70%
World Equity Income Fund	0.70%
Risk Managed Real Estate Fund	0.75%

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

RFS also acts as the administrative agent for the Funds, and as such performs administrative functions and the bookkeeping, accounting and pricing functions for each Fund. For these services, RFS receives the following:

Fund Accounting/
Administrative Fees
Fund	(as a % of net assets)
StylePlus—Large Core Fund	0.095%
Small Cap Value Fund	0.095%
Enhanced World Equity Fund	0.095%
World Equity Income Fund	greater of 0.15% or $60,000
Risk Managed Real Estate Fund	0.095%
Minimum charge per Fund[1]	$25,000
Certain out-of-pocket charges	Varies

RFS is paid the following for providing transfer agent services to the Funds. The transfer agent fees are assessed to the applicable Class of the Funds in which they were incurred.

Annual charge per account	$5.00 – $8.00
Transaction fee	$0.60 – $1.10
Minimum annual charge per Fund[1]	$25,000
Certain out-of-pocket charges	Varies

1Not subject to Funds during first twelve months of operations.

The investment advisory contracts for the following Funds provide that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses (as determined under U.S. GAAP). The limits are listed below:

		Effective	Contract
Fund	Limit	Date	End Date
Small Cap Value Fund – A-Class	1.30%	11/30/12	02/01/15
Small Cap Value Fund – C-Class	2.05%	11/30/12	02/01/15
Small Cap Value Fund – Institutional Class	1.05%	11/30/12	02/01/15
Enhanced World Equity Fund – A-Class	1.25%	06/05/13	02/01/15
Enhanced World Equity Fund – C-Class	2.00%	06/05/13	02/01/15
Enhanced World Equity Fund – Institutional Class	1.00%	06/05/13	02/01/15
World Equity Income Fund – A-Class	1.46%*	08/15/13	02/01/15
World Equity Income Fund – B-Class	2.21%*	08/15/13	02/01/15
World Equity Income Fund – C-Class	2.21%*	08/15/13	02/01/15
World Equity Income Fund – Institutional Class	1.21%*	08/15/13	02/01/15
Risk Managed Real Estate Fund – A-Class**	1.30%	03/26/14	04/01/15
Risk Managed Real Estate Fund – C-Class**	2.05%	03/26/14	04/01/15
Risk Managed Real Estate Fund – Institutional Class**	1.10%	03/26/14	04/01/15

*	Expense Limitation Agreement prior to 08/15/13 for A-Class, B-Class, C-Class and Institutional Class was 1.61%, 2.36%, 2.36% and 1.36%, respectively.

**	Since commencement of operations: March 31, 2014.

GI is entitled to reimbursement by the Funds for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. At March 31, 2014, the amount of fees waived or expenses reimbursed that are subject to recoupment are presented in the following table:

Fund	Expires 2014	Expires 2015	Expires 2016	Expires 2017	Fund Total
Small Cap Value Fund	$61,360	$175,113	$175,376	$ 95,495	$507, 344
Enhanced World Equity Fund	—	—	61,313	72,870	134,183
World Equity Income Fund	26,732	314,425	269,453	145,493	756,103
Risk Managed Real Estate Fund	—	—	—	302	302

For the period ended March 31, 2014, no amounts were recouped by GI.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 49

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

If a Fund invests in an affiliated fund, the investing Fund’s Adviser will determine whether to waive fees at the investing Fund level. Fee waivers will be calculated at the investing Fund level without regard to any expense cap in effect for the investing Fund.

The Funds have adopted Distribution Plans related to the offering of A-Class, B-Class and C-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of each Fund’s A-Class shares and 1.00% of the average daily net assets of each Fund’s B-Class and C-Class shares. Effective August 25, 2005, the World Equity Income Fund ceased charging 12b-1 fees on B-Class shares in accordance with the FINRA sales cap regulations. These fees may be reinstated at any time.

During the period ended March 31, 2014, GFD retained sales charges of $28,373 relating to sales of A-Class shares of the Funds.

Certain officers and trustees of the Funds are also officers and/or trustees of GI, RFS and GFD.

At March 31, 2014, GI and its subsidiaries owned over twenty percent of the outstanding shares of the Funds, as follows:

Percent of outstanding shares owned
Risk Managed Real Estate Fund	100%

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Funds’ net assets at March 31, 2014:

	Level 1	Level 1	Level 2	Level 2	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments
	In Securities	Instruments	In Securities	Instruments*	In Securities	Total
Assets
StylePlus—Large Core Fund	$113,340,611	$—	$72,297,768	$—	$7,037,226	$192,675,605
Small Cap Value Fund	56,446,073	—	197,750	—	438	56,644,261
Enhanced World Equity Fund	5,811,938	—	—	—	—	5,811,938
World Equity Income Fund	77,571,448	—	—	—	—	77,571,448
Risk Managed Real Estate Fund	9,370,765	—	—	23,175	—	9,393,940

Liabilities
Small Cap Value Fund	$—	$4,800	$—	$—	$—	$4,800
Enhanced World Equity Fund	—	80,855	—	—	—	80,855
Risk Managed Real Estate Fund	2,627,136	—	—	—	—	2,627,136

*	Other financial instruments may include swaps, which are reported as unrealized gain/loss at period end.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they may be computed by the Funds’ investment adviser or an affiliate. In any event, values may be

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2 or Level 3, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although Indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. The Funds’ fair valuation guidelines were recently revised to transition such monthly indicative quoted securities from Level 2 to Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

	Category	Ending Balance	Valuation	Unobservable
Fund	and Subcategory	at 03/31/14	Technique	Inputs

StylePlus—Large Core Fund	Investments, at value Asset-Backed Securities	$5,532,726	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
	Collateralized Mortgage Obligations	1,504,500	Option Adjusted Spread off the trade price over the 3 month LIBOR	Indicative Quote

Any remaining Level 3 securities held by the Funds and excluded from the tables above, were not considered material to the Funds.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in the investment’s valuation changes. The Funds recognize transfers between the levels as of the beginning of the period. As of March 31, 2014, StylePlus—Large Core Fund had securities with a total value of $7,037,226 transfer from Level 2 to Level 3 and a security with a total value of $847,195 transfer from Level 3 to Level 2 due to changes in the securities valuation method. There were no other securities that transferred between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2014:

LEVEL 3 - Fair value measurement using significant unobservable inputs

Total
StylePlus—Large Core Fund
Assets:
Beginning Balance	$847,036
Purchases	4,413,707
Sales	(25,269)
Total change in unrealized gains or losses included in earnings	55,097
Transfers out of Level 3	(847,036)
Transfers into Level 3	2,593,691
Ending Balance	$7,037,226

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 51

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

5. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The following table represents the notional amount of derivative instruments outstanding, as an approximate percentage of the Funds’ net assets on a daily basis.

Approximate percentage
of Fund’s net assets
on a daily basis
Fund	Long
StylePlus—Large Core Fund	75%
Risk Managed Real Estate Fund	30%

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of March 31, 2014:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity contracts	Investments	Options written, at value
	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at March 31, 2014:

Asset Derivative Investments Value
	Swaps	Options	Total Value at
	Equity	Written Equity	March 31,
Fund	Contracts	Contracts	2014
StylePlus—Large Core Fund	$—	$—	$—
Risk Managed Real Estate Fund	23,175	—	23,175

Liability Derivative Investments Value
	Swaps	Options	Total Value at
	Equity	Written Equity	March 31,
Fund	Contracts	Contracts	2014
Small Cap Value Fund	$—	$4,800	$4,800
Enhanced World Equity Fund	—	80,855	80,855

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended March 31, 2014:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity contracts	Net realized gain (loss) on futures contracts
Net realized gain (loss) on swap agreements
Net realized gain (loss) on options written
Net change in unrealized appreciation (depreciation) on futures contracts
Net change in unrealized appreciation (depreciation) on swap agreements
Net change in unrealized appreciation (depreciation) on options written

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended March 31, 2014:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
	Futures	Swaps	Options
	Equity	Equity	Written Equity
Fund	Contracts	Contracts	Contracts	Total
StylePlus—Large Core Fund	$74,299	$21,120,495	$—	$21,194,794
Small Cap Value Fund	—	—	80,049	80,049
Enhanced World Equity Fund	—	—	176,408	176,408

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
	Futures	Swaps	Options
	Equity	Equity	Written Equity
Fund	Contracts	Contracts	Contracts	Total
StylePlus—Large Core Fund	$11,851	$(4,297,408)	$—	$(4,285,557)
Small Cap Value Fund	—	—	(2,933)	(2,933)
Enhanced World Equity Fund	—	—	(51,407)	(51,407)
Risk Managed Real Estate Fund	—	23,175	—	23,175

6. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve it from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and simplified some of the tax provisions applicable to regulated investment companies, the tax reporting to their shareholders and improved the tax efficiency of certain fund structures. The greatest impact to the disclosure in the financial reports for the Funds was on the treatment of net capital losses, effective for tax years beginning after December 22, 2010.

One of the more prominent changes addresses capital loss carryforwards. The Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 53

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At March 31, 2014, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain
StylePlus—Large Core Fund	$187,959,372	$5,314,628	$(598,395)	$4,716,233
Small Cap Value Fund	45,876,708	12,950,337	(2,182,784)	10,767,553
Enhanced World Equity Fund	5,775,961	58,265	(22,288)	35,977
World Equity Income Fund	73,256,874	5,927,928	(1,613,354)	4,314,574
Risk Managed Real Estate Fund	9,299,459	75,712	(4,406)	71,306

7. Options Written

Transactions in options written during the period ended March 31, 2014 were as follows:

Call Options Written

			Enhanced World
	Small Cap Value Fund		Equity Fund
	Number of	Premium	Number of	Premium
	Contracts	Amount	Contracts	Amount
Balance at September 30, 2013	107	$31,283	370	$34,151
Options Written	210	35,346	5,294	391,430
Options terminated in closing purchase transactions	—	—	(4,761)	(363,095)
Options expired	(237)	(59,189)	(164)	(9,665)
Options exercised	—	—	(106)	(5,772)
Balance at March 31, 2014	80	$7,440	633	$47,049

Put Options Written

			Enhanced World
	Small Cap Value Fund		Equity Fund
	Number of	Premium	Number of	Premium
	Contracts	Amount	Contracts	Amount
Balance at September 30, 2013	200	$12,810	—	$—
Options Written	60	8,050	—	—
Options terminated in closing purchase transactions	—	—	—	—
Options expired	(260)	(20,860)	—	—
Options exercised	—	—	—	—
Balance at March 31, 2014	—	$—	—	$—

8. Securities Transactions

For the period ended March 31, 2014, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives were as follows:

Fund	Purchases	Sales
StylePlus—Large Core Fund	$150,827,470	$82,664,581
Small Cap Value Fund	13,062,532	11,649,158
Enhanced World Equity Fund	17,783,873	17,837,275
World Equity Income Fund	44,942,185	49,541,570
Risk Managed Real Estate Fund	6,711,623	24,615

9. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund,

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

as defined in the 1940 Act. Transactions during the period ended March 31, 2014 in which the portfolio company is an “affiliated person” are as follows:

		Value			Value	Shares	Investment	Realized
Fund	Security	09/30/13	Additions	Reductions	03/31/14	03/31/14	Income	Gain (Loss)
StylePlus—Large Core Fund	Exchange Traded Funds:
	Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	$2,242,106	$1,602,803	$—	$3,923,010	143,700	$65,545	$—
	Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	2,243,640	1,603,391	—	3,884,211	143,700	85,628	—
	Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	—	3,238,907	—	3,272,128	118,900	19,725	—
	Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	2,244,797	1,596,131	3,816,831	—	—	46,672	(27,442)
	Mutual Funds:
	Floating Rate Strategies Fund Institutional Class	3,332,741	83,274	—	3,447,601	128,211	79,544	3,152
	Macro Opportunities Fund Institutional Class	3,199,526	92,923	—	3,390,839	124,939	90,949	—
	Guggenheim Enhanced World Equity Fund Institutional Class	—	—	3,962,356	—	—	6,840	2,889
	Guggenheim Strategy Fund III	—	21,500,000	—	21,487,797	860,200	7,326	—
	Guggenheim Strategy Fund I	—	17,000,000	—	16,993,200	680,000	9,878	—

10. Other Liabilities

StylePlus—Large Core Fund wrote put option contracts through LBI that were exercised prior to the option contracts’ expiration and prior to the bankruptcy filing by LBI, during September, 2008. However, these transactions have not settled and the securities have not been delivered to the Fund as of March 31, 2014.

Although the ultimate resolution of these transactions is uncertain, the Fund has recorded a liability on its’ book equaI to the difference between the strike price on the put options and the market price of the underlying security on the exercise date. The amount of the liability recorded by the Fund as of March 31, 2014 was $18,615.

11. Line of Credit

The Trust secured a committed, $275,000,000 line of credit from Citibank, N.A., with no set termination date. This line of credit is reserved for emergency or temporary purposes. Fees related to borrowings, if any, vary under this arrangement between the greater of LIBOR and the Fed Funds rate, plus 1.25%. The Funds did not have any borrowings under this agreement at March 31, 2014.

12. Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 55

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP.

Gross Amounts Not Offset
in the Statements of Assets
				Net Amount of Assets	and Liabilities
			Gross Amounts Offset	Presented on the		Cash
		Gross Amounts of	in the Statements of	Statements of Assets	Financial	Collateral	Net
Fund	Instrument	Recognized Assets	Assets and Liabilities	and Liabilities	Instruments	Received	Amount
StylePlus—Large
Core Fund	Swap equity contracts	$—	$—	$—	$—	$—	$—
Risk Managed Real
Estate Fund	Swap equity contracts	23,175	—	23,175	—	—	23,175

56 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

At a special meeting of shareholders held on January 8, 2014, the shareholders of the Funds voted on whether to approve the election of nominees to the Board of Directors of each corporation. A description of the number of shares voted is as follows:

	For	Withhold	Total
Randall C. Barnes	11,339,287	181,086	11,520,373
Roman Friedrich III	11,327,799	192,574	11,520,373
Robert B. Karn III	11,324,738	195,635	11,520,373
Ronald A. Nyberg	11,341,191	179,182	11,520,373
Ronald E. Toupin, Jr.	11,339,092	181,281	11,520,373

At a special meeting of shareholders held on January 8, 2014, the shareholders of the Funds also voted on whether to approve the Funds from Kansas Corporations into Delaware Statutory Trusts. A description of the number of shares voted is as follows:

Fund	Shares For	Shares Against	Shares Abstained
StylePlus—Large Core Fund	3,831,943	107,321	106,477
Small Cap Value Fund	1,763,325	6,691	2,515
Enhanced World Equity Fund	207,224	211	189
World Equity Income Fund	3,652,153	11,002	17,129
Risk Managed Real Estate Fund	-	-	-

At a special meeting of shareholders held on January 8, 2014, the shareholders of the Funds also voted on whether to approve changes to the fundamental investment policies. A description of the number of shares voted is as follows:

Diversification

Fund	Shares For	Shares Against	Shares Abstained
StylePlus—Large Core Fund	3,836,467	109,996	99,278
Small Cap Value Fund	1,757,863	12,153	2,515
Enhanced World Equity Fund	207,224	211	189
World Equity Income Fund	3,655,992	10,200	14,092
Risk Managed Real Estate Fund	-	-	-

Underwriting

Fund	Shares For	Shares Against	Shares Abstained
StylePlus—Large Core Fund	3,825,576	113,306	106,859
Small Cap Value Fund	1,757,368	12,648	2,515
Enhanced World Equity Fund	207,224	211	189
World Equity Income Fund	3,652,925	12,554	14,805
Risk Managed Real Estate Fund	-	-	-

Industry Concentration

Fund	Shares For	Shares Against	Shares Abstained
StylePlus—Large Core Fund	3,804,563	133,084	108,094
Small Cap Value Fund	1,757,691	12,325	2,515
Enhanced World Equity Fund	207,224	211	189
World Equity Income Fund	3,653,292	12,554	14,438
Risk Managed Real Estate Fund	-	-	-

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 57

OTHER INFORMATION (Unaudited)(continued)

Real Estate

Fund	Shares For	Shares Against	Shares Abstained
StylePlus—Large Core Fund	3,806,359	137,330	102,052
Small Cap Value Fund	1,756,625	13,391	2,515
Enhanced World Equity Fund	207,224	211	189
World Equity Income Fund	3,654,925	11,261	14,098
Risk Managed Real Estate Fund	-	-	-

Commodities

Fund	Shares For	Shares Against	Shares Abstained
StylePlus—Large Core Fund	3,793,987	138,661	113,093
Small Cap Value Fund	1,754,064	12,856	2,611
Enhanced World Equity Fund	207,224	211	189
World Equity Income Fund	3,652,773	13,413	140,098
Risk Managed Real Estate Fund	-	-	-

Loans

Fund	Shares For	Shares Against	Shares Abstained
StylePlus—Large Core Fund	3,774,250	160,822	110,669
Small Cap Value Fund	1,758,055	11,693	2,783
Enhanced World Equity Fund	207,224	211	189
World Equity Income Fund	3,652,093	13,117	15,074
Risk Managed Real Estate Fund	-	-	-

Borrowing

Fund	Shares For	Shares Against	Shares Abstained
StylePlus—Large Core Fund	3,770,304	163,988	111,449
Small Cap Value Fund	1,758,057	11,691	2,783
Enhanced World Equity Fund	207,224	211	189
World Equity Income Fund	3,651,728	13,109	15,447
Risk Managed Real Estate Fund	-	-	-

Senior Securities

Fund	Shares For	Shares Against	Shares Abstained
StylePlus—Large Core Fund	3,807,600	132,759	105,382
Small Cap Value Fund	1,757,955	11,631	2,945
Enhanced World Equity Fund	207,224	211	189
World Equity Income Fund	3,656,013	9,839	14,432
Risk Managed Real Estate Fund	-	-	-

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

58 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)(continued)

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

330 Madison Avenue

10th Floor

New York, NY 10017

(Headquarters)

Four Irvington Centre

805 King Farm Boulevard

Suite 600

Rockville, MD 20850

9401 Indian Creek Parkway

40 Corporate Woods

Suite 850

Overland Park, KS 66210

Distributor change

Effective March 3, 2014, Guggenheim Distributors, LLC (“GD”), the distributor for shares of the Funds was consolidated into and with Guggenheim Funds Distributors, LLC (“GFD”). Following the consolidation, GFD serves as the Funds’ distributor.

GD and GFD are both indirect, wholly-owned subsidiaries of Guggenheim Capital, LLC and, therefore, the consolidation will not result in a change of actual control of the Funds’ distributor. The primary goal of the consolidation is to achieve greater operational efficiencies and allow all of the Guggenheim funds, including funds that are not series of the Trusts, to be distributed by a single distributor.

The consolidation is not expected to affect the day-to-day management of the Funds or result in any material changes to the distribution of the Funds, including any changes to the distribution fees paid by the Funds.

Guggenheim Funds Trust

Guggenheim Funds Trust (the “Trust”), which was organized as a Delaware statutory trust on November 8, 2013, is registered with the Securities and Exchange Commission (“SEC”) as an investment company. The Trust is an open-end management investment company that, upon the demand of the investor, must redeem its shares and pay the investor the next calculated NAV. The Guggenheim Enhanced World Equity Fund (“Enhanced World Equity Fund”), Guggenheim Large Cap Value Fund (“Large Cap Value Fund”), Guggenheim Mid Cap Value Fund (“Mid Cap Value Fund”), Guggenheim Mid Cap Value Institutional Fund (“Mid Cap Value Institutional Fund”), Guggenheim Small Cap Value Fund (“Small Cap Value Fund”), Guggenheim StylePlus—Large Core Fund (“StylePlus—Large Core Fund”), Guggenheim StylePlus—Mid Growth Fund (“StylePlus—Mid Growth Fund”) and Guggenheim World Equity Income Fund (“World Equity Income Fund”) (collectively, the “Funds”) were previously series (the “Predecessor Funds”) of Security Equity Fund, Security Large Cap Value Fund and Security Mid Cap Growth Fund (the “Predecessor Corporations”), different registered open-end investment companies, which were organized as Kansas corporations. In January 2014, at special meetings of shareholders, the shareholders of each Predecessor Fund approved the reorganization of each Predecessor Fund with and into a corresponding “shell” series of the Trust. The shell series of the Trust succeeded to the accounting and performance histories of the Predecessor Funds. Any such historical information provided for a series of the Trust that relates to periods prior to January 28, 2014, therefore, is that of the corresponding Predecessor Fund.

Board Considerations in Approving the Investment Advisory Agreements

At a meeting held on November 11, 2013, in connection with other actions taken to consider whether to approve the reorganization of the funds from series of Kansas corporations (the “Predecessor Funds”) into series of a Delaware statutory trust, Guggenheim Funds Trust (the “Trust” and its series, the “New Series”), the members of the Boards of Directors of the Kansas

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 59

OTHER INFORMATION (Unaudited)(continued)

corporations (collectively, the “Predecessor Board” and the members individually, “Directors”), including the Directors who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the corporations (the “Independent Directors”) appointed the then-investment advisers and sub-advisers of the Predecessor Funds, to serve in the same capacity to the corresponding New Series.  The Predecessor Board also approved corresponding advisory and sub-advisory agreements, subject, for each Predecessor Fund, to approval of the reorganization of that fund by its shareholders and approval of the new agreements by the initial sole shareholder of the corresponding New Series.  The Directors based their approval on a variety of factors, including: the findings they had made during their May, June and August 2013 meetings at which the advisory and sub-advisory agreements of the Predecessor Funds had the most recently been approved, which are discussed in the Annual Report of the Predecessor Funds for the fiscal year ended September 30, 2013; the fact that new agreements are the same as the agreements then in place for the Predecessor Funds except for the name of the signatory, the applicable state law and the term of the agreements; and the intention that the new agreements would be subject to re-consideration after the reorganizations at meetings scheduled to be held for these purposes in April and May 2014.

Guggenheim Risk Managed Real Estate Fund

At the meeting held on February 12, 2014 (the “February Meeting”), each member of the Board of Trustees of the Guggenheim Funds Trust (the “Board” and the members individually, “Trustees”) who is not an “interested person,” as defined by the 1940 Act, of the Trust (collectively, the “Independent Trustees”), met independently of Fund management to consider the approval of the Advisory Agreement between Guggenheim Partners Investment Management, LLC (“GPIM”) and the Trust, on behalf of its new series, Guggenheim Risk Managed Real Estate Fund (the “Risk Managed Real Estate Fund” or the “New Fund”). As part of its review process, the Independent Trustees were represented by independent legal counsel (“Independent Legal Counsel”). Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the consideration of the Advisory Agreement and the legal responsibilities of the Trustees related to such consideration and assisted the Independent Trustees in their deliberations.

The Trustees, including the Independent Trustees, discussed the Advisory Agreement in light of the regulatory requirements and criteria and assessed information concerning the Risk Managed Real Estate Fund’s proposed fees and expenses, investment objective and policies, investment strategies and models, portfolio construction process, strategy performance and portfolio management team, among other things. For this purpose, management updated and supplemented materials previously provided to the Board in connection with the consideration of the Advisory Agreement between GPIM and Security Income Fund with respect to GPIM’s management of Guggenheim Total Return Bond Fund, Guggenheim Macro Opportunities Fund and Guggenheim Floating Rate Strategies Fund. Among other things, GPIM provided additional key personnel biographies, information on significant personnel changes and peer group comparisons of the proposed contractual advisory fee and total net expense ratio, as set forth in a report prepared by an independent, third party research provider, FUSE Research Networks LLC (“FUSE”). The Board also considered the variety of written materials, reports and oral presentations it received throughout the year, including information regarding performance and operating results of other registered investment companies for which GPIM serves as investment adviser or sub-adviser.

Following an analysis and discussion of the factors identified below, the Directors concluded that it was in the best interests of the Risk Managed Real Estate Fund to approve the Advisory Agreement.

Nature, Extent and Quality of Services to be Provided by GPIM: With respect to the nature, extent and quality of services to be provided by GPIM, the Independent Trustees considered the functions to be performed by GPIM for the Risk Managed Real Estate Fund and reviewed information describing the background and experience of the persons to be responsible for the day-to-day management of the Risk Managed Real Estate Fund. In this regard, the Trustees took into account the nature and quality of services provided by GPIM in the past, the firm’s management capabilities demonstrated with respect to the other mutual funds managed by GPIM, the professional qualifications and experience of its portfolio managers and its investment and management oversight processes.

The Board also considered the acceptability of the terms of the Advisory Agreement, noting that the terms were consistent with the terms of the investment advisory/management agreements of other registered investment companies for which

60 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)(concluded)

GPIM serves as investment adviser. Based on the foregoing, and based on other information received (both oral and written) at the February Meeting, as well as other considerations, the Board concluded that the Adviser and its personnel were qualified to serve the Risk Managed Real Estate Fund in such capacity.

Investment Performance: With respect to performance, the Board noted that the Risk Managed Real Estate Fund had no performance history and, instead, considered that, according to data previously presented by GPIM, the proposed strategies’ back-tested performance generated positive excess returns, net of fees, relative to the FTSE NAREIT Equity REITS Index, with respect to the long-only strategy, and 1-Month LIBOR + 200bps benchmark, with respect to the long/short strategy. The Board also considered management’s explanation that, based on a dynamic exposure model, the Adviser will manage and modulate exposure to the real estate markets by actively allocating between two real estate strategies: a traditional long-only strategy and a long/short market neutral strategy to seek to provide a differentiated strategy within the real estate mutual fund category. The Board noted that the New Fund’s investment objective is to seek to provide total return, comprised of capital appreciation and current income. In this connection, the Board noted that the New Fund will pursue its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in: (i) long and short equity securities of issuers primarily engaged in the real estate industry, such as real estate investment trusts (“REITs”); and (ii) equity-like securities, including individual securities, exchange-traded funds (“ETFs”) and derivatives, giving exposure to issuers primarily engaged in the real estate industry. The Board also noted that GPIM may dynamically adjust the New Fund’s level of long and short exposure to the real estate markets over time based on macroeconomic, industry-specific and other factors, but that GPIM expects the Fund’s net exposure over time will be long biased.

Comparative Fees, Costs of Services to be Provided and the Profits to be Realized by GPIM from its Relationship with the Risk Managed Real Estate Fund: The Board compared the Risk Managed Real Estate Fund’s proposed contractual advisory fee and total net expense ratio to its peer group, as set forth in the FUSE report. The Board also reviewed the median advisory fees and expense ratios, including certain expense ratio components (e.g., distribution fees and fee waivers/reimbursements) of the peer group of funds. The Board considered that the Risk Managed Real Estate Fund’s proposed contractual advisory fee and total net expense ratio was equal to or below both the average and median fees of its peer group for each of Class A, Class C and Institutional Class shares. The Board also took into account that GPIM proposed a fee waiver/expense limitation agreement with respect to the Risk Managed Real Estate Fund limiting ordinary operating expenses to 1.30% for Class A shares, 2.05% for Class C shares and 1.10% for Institutional shares. With respect to the costs of advisory services to be provided and estimated level of profitability, on the basis of the Trustees’ review of the fees to be charged by GPIM for investment advisory and related services, the Board concluded that it was too early to predict profitability from the Risk Managed Real Estate Fund, but the Trustees also noted that they would have the opportunity in the future to periodically re-examine this matter.

The Board considered other benefits to be available to GPIM because of its relationship with the Risk Managed Real Estate Fund and noted that GPIM may be deemed to benefit from proposed arrangements whereby an affiliate, Rydex Fund Services, LLC, will provide accounting and administration services and transfer agency services to the New Fund. In this regard, the Trustees considered its prior review of the compensation arrangements for the provision of the foregoing services.

Economies of Scale to be Realized: With respect to economies of scale, the Board considered that the New Fund was in its start-up phase and concluded that the advisory fee schedule reflected an appropriate level of sharing of any economies of scale. The Trustees considered management’s view that the Risk Managed Real Estate Fund’s proposed advisory fee appropriately reflected the current economic environment and the competitive nature of the mutual fund market. The Trustees also noted that they would have the opportunity in the future to periodically re-examine whether the New Fund had achieved economies of scale and the appropriateness of the advisory fees payable by the Risk Managed Real Estate Fund to GPIM.

Overall Conclusions: Based on the foregoing, the Trustees determined that the proposed investment advisory fee for the Risk Managed Real Estate Fund is fair and reasonable in light of the extent and quality of the services to be provided and other benefits to be received and that the approval of the Advisory Agreement is in the best interests of the Risk Managed Real Estate Fund and its shareholders. In reaching this conclusion, no single factor was determinative. The Board, including all of the Independent Trustees, approved the Advisory Agreement for an initial term of two years with respect to the Risk Managed Real Estate Fund.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 61

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

INDEPENDENT TRUSTEES

				Number of	Other
	Position(s)	Term of Office		Portfolios in	Directorships
Name, Address*	Held with	and Length of	Principal Occupation(s)	Fund Complex	Held by
and Year of Birth	the Trust	Time Served**	During Past Five Years	Overseen	Trustees

Randall C. Barnes	Trustee	Since 2014	Current: Private Investor	86	None.
(1951)			(2001–present).

			Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993–1997); President, Pizza Hut International (1991–1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987–1990).

Donald A. Chubb, Jr. (1946)	Trustee and Vice Chairman of the Board	Since 1994	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997–present).	82	None.

Jerry B. Farley (1946)	Trustee and Vice Chairman of the Audit Committee	Since 2005	Current: President, Washburn University (1997–present).	82	Current: Westar Energy, Inc. (2004–present); CoreFirst Bank & Trust (2000–present).

Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2014	Current: Founder and President, Roman Friedrich & Company (1998–present). Former: Senior Managing Director, MLV & Co. LLC (2010–2011).	82

Current: Mercator Minerals Ltd. (2013–present); First   Americas Gold   Corp. (2012–present); Zincore Metals, Inc. (2009–present).

Former: Blue Sky Uranium Corp. (2011–2012); Axiom Gold and   Silver Corp. (2011–2012); Stratagold Corp. (2003–2009); GFM  Resources Ltd.   (2005–2010).

Robert B. Karn III (1942)	Trustee and Chairman of the Audit Committee	Since 2014	Current: Consultant (1998-present). Former: Arthur Andersen (1965–1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987–1997).	82	Current: Peabody Energy Company (2003–present); GP Natural Resource Partners, LLC (2002–present).

Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2014	Current: Partner, Nyberg & Cassioppi, LLC (2000–present). Former: Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982–1999).	88	None.

62 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

INDEPENDENT TRUSTEES - concluded

				Number of	Other
	Position(s)	Term of Office		Portfolios in	Directorships
Name, Address*	Held with	and Length of	Principal Occupation(s)	Fund Complex	Held by
and Year of Birth	the Trust	Time Served**	During Past Five Years	Overseen	Trustees

Maynard F. Oliverius (1943)	Trustee and Vice Chairman of the Contracts Review Committee	Since 1998	Retired. Former: President and CEO, Stormont–Vail HealthCare (1996–2012).	82	None.

Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2014	Current: Portfolio Consultant (2010–present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998–1999); Vice President, Nuveen Investment Advisory Corp. (1992–1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991–1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988–1999), each of John Nuveen & Co., Inc. (1982–1999).	85	Former: Bennett Group of Funds (2011–2013).
INTERESTED TRUSTEE

Donald C. Cacciapaglia*** (1951)	President, Chief Executive Officer and Trustee	Since 2012	Current: President and CEO, certain other funds in the Fund Complex (2012–present); Vice Chairman, Guggenheim Investments (2010–present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002–2010).	214	Current: Delaware Life (2013–present); Guggenheim Life and Annuity Company (2011–present); Paragon Life Insurance Company of Indiana (2011–present).

*	The business address of each Trustee is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.

**	Each Trustee serves an indefinite term, until his successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.

***	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of his position with the Funds’ Investment Manager and/or the parent of the Investment Manager.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 63

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

OFFICERS

	Position(s)	Term of Office
Name, Address*	Held with	and Length of	Principal Occupation(s)
and Year of Birth	the Trust	Time Served**	During Past Five Years

Joseph M. Arruda (1966)	Assistant Treasurer	Since 2010	Current: Assistant Treasurer, certain other funds in the Fund Complex (2006–present); Vice President, Security Investors, LLC (2010–present); CFO and Manager, Guggenheim Specialized Products, LLC (2009–present).

Former: Vice President, Security Global Investors, LLC (2010–2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

William H. Belden, III (1965)	Vice President	Since 2014	Current: Vice President, certain other funds in the Fund Complex (2006– present); Managing Director, Guggenheim Funds Investment Advisors, LLC (2005–present).

Former: Vice President of Management, Northern Trust Global Investments (1999–2005).

Mark J. Furjanic (1959)	Assistant Treasurer	Since 2014	Current: Vice President, Guggenheim Investments (2005–present); Assistant Treasurer, certain other funds in the Fund Complex (2008–present).

Former: Senior Manager, Ernst & Young LLP (1999–2005).

James Howley (1972)	Assistant Treasurer	Since 2014	Current: Director, Guggenheim Investments (2004–present) ; Assistant Treasurer, certain other funds in the Fund Complex (2006–present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996–2004).

Amy J. Lee (1961)	Vice President and Chief Legal Officer	Since 1987 (Secretary) Since 2007 (Vice President)

Current: Chief Legal Officer, certain other funds in the Fund Complex (2013–present); Senior Managing Director, Guggenheim Investments (2012–present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004–2012).

Derek Maltbie (1972)	Assistant Treasurer	Since 2014	Current: Vice President, Guggenheim Investments (2012–present); Assistant Treasurer, certain other funds in the Fund Complex (2011–present).

Former: Assistant Vice President, Guggenheim Funds Investment Advisors, LLC (2005–2011); Supervisor, Mutual Fund Administration, Van Kampen Investments, Inc. (1995–2005).

Mark E. Mathiasen (1978)	Secretary	Since 2013	Current: Secretary, certain other funds in the Fund Complex (2007–present); Managing Director and Associate General Counsel, Guggenheim Funds Services, LLC, and affiliates (2007–present).

Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (April 2014–present); Associate, Guggenheim Investments (2012–present).

Former: J.D., University of Kansas School of Law (2009–2012).

Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012	Current: CCO, certain other funds in the Fund Complex (2012–present); CCO, Security Investors, LLC (2012–present); CCO, Guggenheim Funds Investment Advisors, LLC (2012–present); Vice President, Guggenheim Funds Distributors, LLC (March 2014–present).

Former: CCO, Guggenheim Distributors, LLC (2009–March 2014); Senior Manager, Security Investors, LLC (2004–2009); Senior Manager, Guggenheim Distributors, LLC (2004–2009).

Alison Santay (1974)	AML Officer	Since 2013	Current: AML Officer, certain other funds in the Fund Complex (2010–present); Director and AML Officer, Rydex Fund Services, LLC (2010–present); AML Officer, Security Investors, LLC (2010–present); Director, Shareholder Risk and Compliance, Rydex Fund Services, LLC (2004–present).

Former: AML Officer, Guggenheim Distributors, LLC (2013–March 2014).

64 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

OFFICERS- concluded

	Position(s)	Term of Office
Name, Address*	Held with	and Length of	Principal Occupation(s)
and Year of Birth	the Trust	Time Served**	During Past Five Years

Kimberly Scott (1974)	Assistant Treasurer	Since 2014	Current: Vice President, Guggenheim Investments (2012–present) ; Assistant Treasurer, certain other funds in the Fund Complex (2012–present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010–2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009–2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005–2009).

Bryan Stone (1979)	Vice President	Since 2014	Current: Vice President, certain other funds in the Fund Complex (April 2014–present); Director, Guggenheim Investments (2013–present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009–2013); Vice President, Morgan Stanley (2002–2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer	Since 2014

Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010–present); Senior Managing Director, Guggenheim Investments (2010–present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004–2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002–2004); CFO and Treasurer, Van Kampen Funds (1996–2004).

*	The business address of each officer is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.

**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 65

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we

66 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 67

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

3.31.2014

Guggenheim Funds Semi-Annual Report

Fundamental Alpha

Large Cap Value Fund

SBLCV-SEMI-0314x0914	guggenheiminvestments.com

Go Green! Eliminate Mailbox Clutter

Go paperless with Guggenheim Investments eDelivery—a service giving you full online access to account information and documents. Save time, cut down on mailbox clutter and be a friend to the environment with eDelivery.

With Guggenheim Investments eDelivery you can:

•	View online confirmations and statements at your convenience.

•	Receive email notifications when your most recent confirmations, statements and other account documents are available for review.

•	Access prospectuses, annual reports and semiannual reports online.

If you have questions about the Guggenheim Investments eDelivery service, contact one of our Shareholder Service Representatives at 800.820.0888.

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Guggenheim Funds Distributors, LLC. GI-GOGREEN-0414 x0415 #12604

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

March 31, 2014

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for one Fund in our Guggenheim Funds Trust (the “Fund”) for the six-month period ended March 31, 2014.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, (“Guggenheim“) a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter, and then the Fund Profile for the Fund.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia

President

April 30, 2014

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 31, 2014

Investment markets continued to rally through the six months ended March 31, 2014, thanks to a steadily improving U.S. economy and ongoing U.S. central bank easing. Contributing to performance of equities were growing confidence in the sustainability of the U.S. economic recovery, favorable corporate profit growth, supportive valuations, interest rates below their long-run level, and positive inflows, as investors concerned about the end of quantitative easing and its impact on interest rates rotated out of fixed-income investments into equities.

In January 2014, based on positive economic data and a better jobs picture, the U.S. Federal Reserve (the “Fed”) began its long-expected tapering program, reducing monthly purchases by $10 billion. The Fed continued to taper even after acknowledging in March that the economy had slowed during the winter months, which were unusually harsh for much of the U.S. By April, it was buying only $55 billion a month, down from $85 billion in December 2013.

In March 2014, while noting that the U.S. economy has not yet reached full employment, the Fed also unlinked attainment of a 6.5% unemployment level with a potential rate hike, since the unemployment rate in February was approaching that level. Revised guidance from new Fed Chair Janet Yellen seemed to indicate that a rise might not be considered until mid-2015, at the earliest, although she stressed that it would depend on labor market conditions and the inflation rate. Still, the date was earlier than many market participants had expected, which knocked the market off record highs reached earlier in the six-month period.

Even though upcoming economic reports may reflect the impacts from the severe winter weather, and international tensions remain high, the arrival of spring was expected to return the U.S. economy to its improving trend. Pent-up demand resulting from the huge gap in household formation over the prior several years continues to buoy the housing market, while a pickup in global demand bodes well for the U.S. manufacturing sector. Consumption is rising due to an increase in net worth, resulting from the rebound in housing and asset prices, which has boosted retail sales, and consumer sentiment measures. The consensus expectation for 2014 growth stands at 3.0%, compared with 1.9% for 2013.

Momentum driven by the favorable macro environment is supporting equities and moving spreads tighter, helping perpetuate the risk-on mode that has prevailed in the U.S. since 2008. Investors who want income will have to keep investing, but buying cheap securities may be a thing of the past. Recent volatility indicates that investors must guard against becoming complacent about the quality of investments they make and their inherent risks. The Fed continues pumping enormous amounts of liquidity into the system, but with little expectation that it will raise interest rates before 2015, the expansion is likely to continue. Even when the Fed does hike, it typically takes another two years before a recession threatens growth. While the economy may be entering a new era where interest rates head higher over the long term, there is likely a ceiling on how high rates can rise in advance of eventual monetary tightening.

For the six months ended March 31, 2014, the Standard & Poor’s 500® (“S&P 500”) Index* returned 12.51%. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned 6.41%. The return of the MSCI Emerging Markets Index* was 1.39%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a 1.70% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 6.67%. The return of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.03% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 31, 2014

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2013 and ending March 31, 2014.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	September 30, 2013	March 31, 2014	Period[2]

Table 1. Based on actual Fund return[3]

Large Cap Value Fund
A-Class	1.17%	11.38%	$1,000.00	$1,113.80	$6.17
B-Class[4]	0.92%	11.49%	1,000.00	1,114.90	4.85
C-Class	1.92%	10.91%	1,000.00	1,109.10	10.10
Institutional Class	0.92%	11.49%	1,000.00	1,114.90	4.85

Table 2. Based on hypothetical 5% return (before expenses)

Large Cap Value Fund
A-Class	1.17%	5.00%	$1,000.00	$1,019.10	$5.89
B-Class[4]	0.92%	5.00%	1,000.00	1,020.34	4.63
C-Class	1.92%	5.00%	1,000.00	1,015.36	9.65
Institutional Class	0.92%	5.00%	1,000.00	1,020.34	4.63

[1]	This ratio represents annualized net expenses, which include extraordinary expenses. Excluding extraordinary expenses, the operating expense ratio would be 1.15%, 0.90%, 1.90% and 0.90% for the A-Class, B-Class, C-Class and Institutional Class, respectively. This ratio excludes expenses of the underlying fund in which the Fund invests.

[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
[3]	Actual cumulative return at net asset value for the period September 30, 2013 to March 31, 2014.
[4]	B-Class shares did not charge 12b-1 fees during the period.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)	March 31, 2014

LARGE CAP VALUE FUND

OBJECTIVE: Seeks long-term growth of capital.

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	August 7, 1944
B-Class	October 19, 1993
C-Class	January 29, 1999
Institutional Class	June 7, 2013

Ten Largest Holdings (% of Total Net Assets)
Wells Fargo & Co.	4.6%
CVS Caremark Corp.	3.5%
American International Group, Inc.	3.2%
JPMorgan Chase & Co.	3.0%
Edison International	2.8%
Time Warner, Inc.	2.7%
Parker Hannifin Corp.	2.6%
iShares Russell 1000 Value ETF	2.5%
TE Connectivity Ltd.	2.5%
Citigroup, Inc.	2.4%
Top Ten Total	29.8%

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014
LARGE CAP VALUE FUND

	Shares	Value

COMMON STOCKS† - 92.8%

FINANCIALS - 25.3%
Wells Fargo & Co.	66,170	$3,291,295
American International Group, Inc.	45,032	2,252,050
JPMorgan Chase & Co.	34,660	2,104,208
Citigroup, Inc.	36,070	1,716,932
Allstate Corp.	24,955	1,411,954
Bank of New York Mellon Corp.	36,650	1,293,379
Reinsurance Group of America, Inc. — Class A	13,265	1,056,292
Bank of America Corp.	57,600	990,720
Aon plc	9,875	832,265
Franklin Resources, Inc.	12,480	676,166
U.S. Bancorp	14,253	610,884
CME Group, Inc. — Class A	7,710	570,617
SLM Corp.	21,360	522,893
Home Loan Servicing Solutions Ltd.	17,800	384,480
Ocwen Financial Corp.*	7,570	296,593
Total Financials		18,010,728

ENERGY - 18.3%
Apache Corp.	18,987	1,574,972
Chevron Corp.	12,955	1,540,478
Cameco Corp.	65,590	1,502,011
Halliburton Co.	24,705	1,454,878
Whiting Petroleum Corp.*	20,895	1,449,904
Phillips 66	14,735	1,135,479
Exxon Mobil Corp.	8,910	870,329
Marathon Oil Corp.	23,080	819,802
Patterson-UTI Energy, Inc.	25,430	805,622
Superior Energy Services, Inc.	19,070	586,593
Suncor Energy, Inc.	15,960	557,962
ConocoPhillips	5,255	369,689
Oasis Petroleum, Inc.*	8,100	338,013
Total Energy		13,005,732

INDUSTRIALS - 11.4%
Parker Hannifin Corp.	15,525	1,858,498
Republic Services, Inc. — Class A	46,060	1,573,409
United Technologies Corp.	13,190	1,541,120
Quanta Services, Inc.*	29,600	1,092,240
URS Corp.	18,660	878,140
Covanta Holding Corp.	39,160	706,838
General Cable Corp.	18,220	466,614
Total Industrials		8,116,859

CONSUMER STAPLES - 9.9%
CVS Caremark Corp.	33,400	2,500,324
Wal-Mart Stores, Inc.	19,335	1,477,774
Bunge Ltd.	17,770	1,412,893
Mondelez International, Inc. — Class A	32,980	1,139,459
Kraft Foods Group, Inc.	8,671	486,443
Total Consumer Staples		7,016,893

INFORMATION TECHNOLOGY - 8.3%
TE Connectivity Ltd.	29,010	1,746,692
Computer Sciences Corp.	27,635	1,680,761
Cisco Systems, Inc.	68,520	1,535,533
QUALCOMM, Inc.	4,570	360,390
NetApp, Inc.	8,885	327,857
FLIR Systems, Inc.	7,060	254,160
Total Information Technology		5,905,393

CONSUMER DISCRETIONARY - 6.7%
Time Warner, Inc.	29,295	1,913,842
Lowe’s Companies, Inc.	24,180	1,182,402
DeVry Education Group, Inc.	17,840	756,238
PulteGroup, Inc.	29,890	573,589
Kohl’s Corp.	6,320	358,976
Total Consumer Discretionary		4,785,047

HEALTH CARE - 5.8%
Aetna, Inc.	16,870	1,264,744
Teva Pharmaceutical Industries Ltd. ADR	23,845	1,259,970
Pfizer, Inc.	27,150	872,058
UnitedHealth Group, Inc.	9,185	753,078
Total Health Care		4,149,850

MATERIALS - 3.7%
Dow Chemical Co.	34,770	1,689,474
Coeur Mining, Inc.*	66,630	618,993
Potash Corporation of Saskatchewan, Inc.	8,930	323,445
Total Materials		2,631,912

UTILITIES - 2.8%
Edison International	35,245	1,995,219

TELECOMMUNICATION SERVICES - 0.6%
Windstream Holdings, Inc.	53,271	438,953

Total Common Stocks
(Cost $50,739,270)		66,056,586

WARRANTS† - 0.3%
American International Group, Inc.
$45.00, 01/19/21*	8,920	182,325

Total Warrants
(Cost $167,892)		182,325

EXCHANGE TRADED FUNDS† - 2.5%
iShares Russell 1000 Value ETF	18,340	1,769,810

Total Exchange Traded Funds
(Cost $1,571,783)		1,769,810

SHORT TERM INVESTMENTS† - 5.2%
Dreyfus Treasury Prime Cash
Management Fund	3,664,812	3,664,812

Total Short Term Investments
(Cost $3,664,812)		3,664,812

Total Investments - 100.8%
(Cost $56,143,757)		$71,673,533

Other Assets & Liabilities, net - (0.8)%		(578,320)

Total Net Assets - 100.0%		$71,095,213

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
ADR — American Depositary Receipt

plc — Public Limited Company

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LARGE CAP VALUE FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
March 31, 2014

Assets:
Investments, at value
(cost $56,143,757)	$71,673,533
Prepaid expenses	43,050
Receivables:
Fund shares sold	340,631
Dividends	101,463
Investment advisor	23,596
Foreign taxes reclaim	1,397
Total assets	72,183,670
Liabilities:
Overdraft due to custodian bank	13,870
Payable for:
Securities purchased	934,821
Management fees	38,334
Fund shares redeemed	31,490
Distribution and service fees	15,951
Transfer agent/maintenance fees	8,647
Fund accounting/administration fees	5,603
Trustees’ fees*	1,071
Miscellaneous	38,670
Total liabilities	1,088,457
Net assets	$71,095,213
Net assets consist of:
Paid in capital	$60,878,015
Undistributed net investment income	241,785
Accumulated net realized loss on investments	(5,554,363)
Net unrealized appreciation on investments	15,529,776
Net assets	$71,095,213
A-Class:
Net assets	$62,513,914
Capital shares outstanding	1,476,996
Net asset value per share	$42.33
Maximum offering price per share
(Net asset value divided by 95.25)%	$44.44
B-Class:
Net assets	$1,771,877
Capital shares outstanding	45,445
Net asset value per share	$38.99
C-Class:
Net assets	$3,616,477
Capital shares outstanding	91,138
Net asset value per share	$39.68
Institutional Class:
Net assets	$3,192,945
Capital shares outstanding	75,412
Net asset value per share	$42.34

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended March 31, 2014

Investment Income:
Dividends (net of foreign withholding tax of $3,365)	$618,747
Total investment income	618,747
Expenses:
Management fees	204,829
Transfer agent/maintenance fees:
A-Class	42,720
B-Class	5,477
C-Class	4,490
Institutional Class	54
Distribution and service fees:
A-Class	68,366
C-Class	17,511
Fund accounting/administration fees	29,936
Legal fees	42,508
Registration fees	31,835
Printing expenses	26,369
Trustees’ fees*	2,749
Custodian fees	164
Tax expense	134
Miscellaneous	19,381
Total expenses	496,523
Less:
Expenses waived/reimbursed by Advisor	(119,561)
Net expenses	376,962
Net investment income	241,785
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,905,686
Net realized gain	2,905,686
Net change in unrealized appreciation
(depreciation) on:
Investments	3,541,227
Net change in unrealized appreciation
(depreciation)	3,541,227
Net realized and unrealized gain	6,446,913
Net increase in net assets resulting from operations	$6,688,698

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

LARGE CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	March 31,	Year Ended
	2014	September 30,
	(Unaudited)	2013

Increase (Decrease) In Net Assets From Operations:
Net investment income	$241,785	$414,311
Net realized gain on investments	2,905,686	5,855,722
Net change in unrealized appreciation (depreciation) on investments	3,541,227	4,740,834
Net increase in net assets resulting from operations	6,688,698	11,010,867

Distributions to shareholders from:
Net investment income
A-Class	(360,085)	(378,277)
B-Class	(19,432)	(26,337)
C-Class	(8,265)	(6,353)
Institutional Class	(26,519)	—
Total distributions to shareholders	(414,301)	(410,967)

Capital share transactions:
Proceeds from sale of shares
A-Class	15,148,921	13,972,222
B-Class	46,444	382,680
C-Class	467,066	2,021,529
Institutional Class	247,360	2,198,427 *
Distributions reinvested
A-Class	345,368	364,307
B-Class	19,404	26,251
C-Class	8,202	6,329
Institutional Class	26,519	— *
Cost of shares redeemed
A-Class	(5,725,996)	(17,227,823)
B-Class	(421,782)	(1,086,876)
C-Class	(709,846)	(1,278,271)
Institutional Class	(208,020)	(56,720)*
Net increase (decrease) from capital share transactions	9,243,640	(677,945)
Net increase in net assets	15,518,037	9,921,955

Net assets:
Beginning of period	55,577,176	45,655,221
End of period	$71,095,213	$55,577,176
Undistributed net investment income at end of period	$241,785	$414,301

Capital share activity:
Shares sold
A-Class	375,045	395,711
B-Class	1,234	11,387
C-Class	12,097	59,294
Institutional Class	6,070	75,389 *
Shares issued from reinvestment of distributions
A-Class	8,728	11,707
B-Class	533	916
C-Class	220	216
Institutional Class	670	— *
Shares redeemed
A-Class	(142,506)	(489,224)
B-Class	(11,383)	(34,294)
C-Class	(18,614)	(39,102)
Institutional Class	(5,217)	(1,500)*
Net increase (decrease) in shares	226,877	(9,500)

* Since commencement of operations: June 7, 2013.

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LARGE CAP VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	September 30,	September 30,	September 30,	September 30,	September 30,
A-Class	2014[a]	2013	2012	2011[i]	2010[i]	2009[i]
Per Share Data
Net asset value, beginning of period	$38.28	$31.25	$24.58	$26.08	$24.92	$26.88
Income (loss) from investment operations:
Net investment income (loss)[b]	.16	.29	.25	.16	.12	.20
Net gain (loss) on investments (realized and unrealized)	4.18	7.03	6.58	(1.54)	1.24	(1.80)
Total from investment operations	4.34	7.32	6.83	(1.38)	1.36	(1.60)
Less distributions from:
Net investment income	(.29)	(.29)	(.16)	(.12)	(.20)	(.20)
Net realized gains	—	—	—	—	—	(.16)
Total distributions	(.29)	(.29)	(.16)	(.12)	(.20)	(.36)
Net asset value, end of period	$42.33	$38.28	$31.25	$24.58	$26.08	$24.92

Total Return[c]	11.38%	23.62%	27.90%	(5.38)%	5.46%	(5.59)%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$62,514	$47,307	$41,173	$41,036	$47,718	$38,008
Ratios to average net assets:
Net investment income (loss)	0.80%	0.82%	0.86%	0.56%	0.46%	0.88%
Total expenses[d]	1.54%	1.48%	1.65%	1.52%	1.59%	1.70%
Net expenses[e,j]	1.17%	1.15%	1.18%	1.15%	1.18%	1.25%
Portfolio turnover rate	16%	43%	16%	26%	29%	25%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	September 30,	September 30,	September 30,	September 30,	September 30,
B-Class	2014[a,h]	2013[h]	2012[h]	2011[h,i]	2010[h,i]	2009[h,i]
Per Share Data
Net asset value, beginning of period	$35.34	$28.89	$22.75	$24.16	$23.12	$25.16
Income (loss) from investment operations:
Net investment income (loss)[b]	.18	.34	.29	.21	.16	.24
Net gain (loss) on investments (realized and unrealized)	3.85	6.49	6.09	(1.46)	1.16	(1.84)
Total from investment operations	4.03	6.83	6.38	(1.25)	1.32	(1.60)
Less distributions from:
Net investment income	(.38)	(.38)	(.24)	(.16)	(.28)	(.28)
Net realized gains	—	—	—	—	—	(.16)
Total distributions	(.38)	(.38)	(.24)	(.16)	(.28)	(.44)
Net asset value, end of period	$38.99	$35.34	$28.89	$22.75	$24.16	$23.12

Total Return[c]	11.49%	23.94%	28.23%	(5.22)%	5.78%	(5.91)%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,772	$1,946	$2,226	$2,682	$4,132	$4,802
Ratios to average net assets:
Net investment income (loss)	1.00%	1.07%	1.10%	0.78%	0.68%	1.16%
Total expenses[d]	1.73%	1.74%	1.93%	1.29%	1.33%	1.47%
Net expenses[e,j]	0.92%	0.90%	0.93%	0.90%	0.94%	1.00%
Portfolio turnover rate	16%	43%	16%	26%	29%	25%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

LARGE CAP VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	September 30,	September 30,	September 30,	September 30,	September 30,
C-Class	2014[a]	2013	2012	2011[i]	2010[i]	2009[i]
Per Share Data
Net asset value, beginning of period	$35.86	$29.30	$23.08	$24.60	$23.48	$25.40
Income (loss) from investment operations:
Net investment income (loss)[b]	(—)[g]	.02	.03	(.05)	(.08)	.04
Net gain (loss) on investments (realized and unrealized)	3.91	6.62	6.19	(1.47)	1.20	(1.80)
Total from investment operations	3.91	6.64	6.22	(1.52)	1.12	(1.76)
Less distributions from:
Net investment income (loss)	(.09)	(.08)	—	—	—	—
Net realized gains	—	—	—	—	—	(.16)
Total distributions	(.09)	(.08)	—	—	—	(.16)
Net asset value, end of period	$39.68	$35.86	$29.30	$23.08	$24.60	$23.48

Total Return[c]	10.91%	22.73%	26.95%	(6.18)%	4.77%	(6.80)%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,616	$3,494	$2,257	$2,013	$2,493	$3,128
Ratios to average net assets:
Net investment income (loss)	(0.01)%	0.08%	0.12%	(0.20)%	(0.31)%	0.14%
Total expenses[d]	2.39%	2.47%	2.45%	2.27%	2.33%	2.46%
Net expenses[e,j]	1.92%	1.90%	1.93%	1.90%	1.94%	2.00%
Portfolio turnover rate	16%	43%	16%	26%	29%	25%

	Period Ended	Period Ended
	March 31,	September 30,
Institutional Class	2014[a]	2013[f]
Per Share Data
Net asset value, beginning of period	$38.32	$36.84
Income (loss) from investment operations:
Net investment income (loss)[b]	.20	.13
Net gain (loss) on investments (realized and unrealized)	4.18	1.35
Total from investment operations	4.38	1.48
Less distributions from:
Net investment income	(.36)	—
Total distributions	(.36)	—
Net asset value, end of period	$42.34	$38.32

Total Return[c]	11.49%	4.02%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,193	$2,831
Ratios to average net assets:
Net investment income (loss)	1.01%	1.12%
Total expenses[d]	1.14%	1.12%
Net expenses[e,j]	0.92%	0.89%
Portfolio turnover rate	16%	43%

[a]	Unaudited figures for the period ended March 31, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers, and reimbursements, as applicable.
[f]	Since commencement of operations: June 7, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized. The portfolio turnover rate stated is for the entire fiscal year of the Fund, not since commencement of operations for the class.
[g]	Net investment income is less than $0.01 per share.
[h]	Effective August 1, 2007 — B-Class shares ceased charging 12b-1 fees in accordance with FINRA sales cap regulations. Per share information reflects this change. This fee will be reinstated when sales exceed the sales cap limits.
[i]	Reverse share split — Per share amounts for the years ended September 30, 2009 and September 30, 2010 and the period October 1, 2010 through April 8, 2011 have been restated to reflect a 1:4 reverse share split effective April 8, 2011.
[j]	Net expenses may include extraordinary expenses. Excluding extraordinary expenses, the operating expense ratio for the period ended March 31, 2014 would be 1.15%, 0.90%, 1.90% and 0.90% for the A-Class shares, B-Class shares, C-Class shares and Institutional Class shares, respectively.

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as a non-diversified, open-ended investment company of the series type. Each series, in effect, is representing a separate Fund (collectively the “Funds”). The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each Fund separately.

The Trust offers four separate classes of shares, A-Class shares, B-Class shares, C-Class shares and Institutional shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. Prior to February 22, 2011, the maximum sales charge was 5.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. B-Class shares were offered without a front-end sales charge, but were subject to a CDSC for five years and convert to A-Class shares after eight years. Effective January 4, 2010, subscriptions for B-Class shares are no longer accepted, except for transfers of B-Class shares between affiliated Guggenheim funds. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares have a minimum initial investment of $2 million and a minimum account balance of $1 million. Institutional Class shares are offered without a front-end sales charge or a CDSC.

At March 31, 2014, the Trust consisted of sixteen separate funds. This report covers the Large Cap Value Fund (the “Fund”), while the other funds are contained in separate reports.

Guggenheim Investments (“GI”) provides advisory services and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter to the Funds. GI, RFS and GFD are affiliated entities.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The information contained in these notes may not apply to every Fund in the Trust. All time references are based on Eastern Time.

A. Valuations of the Fund’s securities are supplied primarily by pricing services approved by the Board of Trustees. A Valuation Committee (“Valuation Committee”) is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The Valuation Committee will review the valuation of all assets which have been fair valued for reasonableness. The Trust’s officers, through the Valuation Committee under the general supervision of the Board of Trustees, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. ETFs are valued at the last quoted sales price.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade;

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

and (ii) obtaining other information and considerations, including current values in related markets.

B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

C. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each class. Certain costs, such as distribution and service fees relating to A-Class shares, B-Class shares and C-Class shares and transfer agent fees related to each class, are charged directly to specific classes. In addition, other expenses common to various funds within the fund complex are generally allocated amongst such funds on the basis of average net assets.

D. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

E. Under the fee arrangement with the custodian, the Fund may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended March 31, 2014, there were no earnings credits received.

F. Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Fees and other transactions with affiliates

Management fees are paid monthly to GI, based on the following rate:

Management Fees (as a % of net assets)
Large Cap Value Fund	0.65%

RFS also acts as the administrative agent for the Fund, and as such performs administrative functions and the bookkeeping, accounting and pricing functions for the Fund. For these services, RFS receives the following:

Administrative Fees
(as a % of net assets)
Large Cap Value Fund	0.095%
Minimum annual charge per Fund	$25,000
Certain out-of-pocket charges	Varies

RFS is paid the following for providing transfer agent services to the Fund. The transfer agent fees are assessed to the applicable Class of the Fund in which they were incurred.

Annual charge per account	$5.00 – $8.00
Transaction fee	$0.60 – $1.10
Minimum annual charge per Fund	$25,000
Certain out-of-pocket charges	Varies

The investment advisory contracts for the Fund provides that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

		Effective	Contract
	Limit	Date	End Date
Large Cap Value Fund – A-Class	1.15%	11/30/12	02/01/15
Large Cap Value Fund – B-Class	1.90%	11/30/12	02/01/15
Large Cap Value Fund – C-Class	1.90%	11/30/12	02/01/15
Large Cap Value Fund - Institutional Class	0.90%	06/05/13	02/01/15

GI is entitled to reimbursement by the Fund for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. At March 31, 2014, the amount of fees waived or expenses reimbursed that are subject to recoupment are presented in the following table:

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

	Expires in	Expires in	Expires in	Expires in	Fund
Fund	2014	2015	2016	2017	Total
Large Cap Value Fund	$50,582	$243,289	$189,178	$119,561	$602,610

For the period ended March 31, 2014, no amounts were recouped by GI.

The Fund has adopted Distribution Plans related to the offering of A-Class, B-Class and C-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of A-Class shares and 1.00% of the average daily net assets of B-Class and C-Class shares. Effective August 1, 2007, the Fund ceased charging 12b-1 fees on B-Class shares in accordance with the FINRA sales cap regulations. These fees may be reinstated at any time.

During the period ended March 31, 2014, GFD retained sales charges of $245,369 relating to sales of A-Class shares of the Fund.

Certain officers and trustees of the Trust are also officers of GI, RFS and GDF.

3.	Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Funds’ net assets at March 31, 2014:

	Level 1	Level 2	Level 3
	Investments	Investments	Investments
	In Securities	In Securities	In Securities	Total
Assets
Large Cap Value Fund	$71,673,533	$—	$—	$71,673,533

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

For the period ended March 31, 2014, there were no transfers between levels.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

4.	Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and simplified some of the tax provisions applicable to regulated investment companies, the tax reporting to their shareholders and improved the tax efficiency of certain fund structures. The greatest impact to the disclosure in the financial reports for the Fund was on the treatment of net capital losses, effective for tax years beginning after December 22, 2010.

One of the more prominent changes addresses capital loss carryforwards. The Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At March 31, 2014, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain
Large Cap Value Fund	$56,254,206	$16,706,929	$(1,287,602)	$15,419,327

5.	Securities Transactions

For the period ended March 31, 2014, the cost of purchases and proceeds from sales of investment securities, excluding government securities and short-term investments, were as follows:

Fund	Purchases	Sales
Large Cap Value Fund	$18,050,179	$9,978,978

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

At a special meeting of shareholders held on January 8, 2014, the shareholders of the Funds voted on whether to approve the election of nominees to the Board of Directors of each corporation. A description of the number of shares voted is as follows:

	For	Withhold	Total
Randall C. Barnes	1,034,635	27,710	1,062,345
Roman Friedrich III	1,024,509	37,836	1,062,345
Robert B. Karn III	1,025,736	26,609	1,052,345
Ronald A. Nyberg	1,034,088	28,257	1,062,345
Ronald E. Toupin, Jr.	1,034,635	27,710	1,062,345

At a special meeting of shareholders held on January 8, 2014, the shareholders of the Funds also voted on whether to approve the Funds from Kansas Corporations into Delaware Statutory Trusts. A description of the number of shares voted is as follows:

Fund	Shares For	Shares Against	Shares Abstained
Large Cap Value Fund	777,725	20,808	23,603

At a special meeting of shareholders held on January 8, 2014, the shareholders of the Funds also voted on whether to approve changes to the fundamental investment policies. A description of the number of shares voted is as follows:

Diversification
Fund	Shares For	Shares Against	Shares Abstained
Large Cap Value Fund	787,563	9,461	25,112

Underwriting
Fund	Shares For	Shares Against	Shares Abstained
Large Cap Value Fund	784,990	11,521	25,625

Industry Concentration
Fund	Shares For	Shares Against	Shares Abstained
Large Cap Value Fund	785,363	11,742	25,031

Real Estate
Fund	Shares For	Shares Against	Shares Abstained
Large Cap Value Fund	784,127	13,129	24,880

Commodities
Fund	Shares For	Shares Against	Shares Abstained
Large Cap Value Fund	789,673	6,837	25,626

Loans
Fund	Shares For	Shares Against	Shares Abstained
Large Cap Value Fund	784,460	12,876	24,800

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

OTHER INFORMATION (Unaudited)(continued)

Borrowing
Fund	Shares For	Shares Against	Shares Abstained
Large Cap Value Fund	785,388	11,948	24,800

Senior Securities
Fund	Shares For	Shares Against	Shares Abstained
Large Cap Value Fund	790,815	6,441	24,880

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

330 Madison Avenue

10th Floor

New York, NY 10017

(Headquarters)

Four Irvington Centre

805 King Farm Boulevard

Suite 600

Rockville, MD 20850

9401 Indian Creek Parkway

40 Corporate Woods

Suite 850

Overland Park, KS 66210

Board Considerations in Approving the Investment Advisory Agreements

At a meeting held on November 11, 2013, in connection with other actions taken to consider whether to approve the reorganization of the funds from series of Kansas corporations (the “Predecessor Funds”) into series of a Delaware statutory trust, Guggenheim Funds Trust (the “Trust” and its series, the “New Series”), the members of the Boards of Directors of the Kansas corporations (collectively, the “Predecessor Board” and the members individually, “Directors”), including the Directors who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the corporations (the “Independent Directors”) appointed the then-investment advisers and sub-advisers of the Predecessor Funds, to serve in the same capacity to the corresponding New Series.  The Predecessor Board also approved corresponding advisory and sub-advisory agreements, subject, for each Predecessor Fund, to approval of the reorganization of that fund by its shareholders and approval of the new agreements by the initial sole shareholder of the corresponding New Series.  The Directors based their approval on a variety of factors, including: the findings they had made during their May, June and August 2013 meetings at which the advisory and sub-advisory agreements of the Predecessor Funds had the most recently been approved, which are discussed in the Annual Report of the Predecessor Funds for the fiscal year ended September 30, 2013; the fact that new agreements are the same as the agreements then in place for the Predecessor Funds except for the name of the signatory, the applicable state law and the term of the agreements; and the intention that the new agreements would be subject to re-consideration after the reorganizations at meetings scheduled to be held for these purposes in April and May 2014.

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)(concluded)

Distributor change

Effective March 3, 2014, Guggenheim Distributors, LLC (“GD”), the distributor for shares of the Fund was consolidated into and with Guggenheim Funds Distributors, LLC (“GFD”). Following the consolidation, GFD serves as the Fund’s distributor.

GD and GFD are both indirect, wholly-owned subsidiaries of Guggenheim Capital, LLC and, therefore, the consolidation will not result in a change of actual control of the Fund’s distributor. The primary goal of the consolidation is to achieve greater operational efficiencies and allow all of the Guggenheim funds, including funds that are not series of the Trusts, to be distributed by a single distributor.

The consolidation is not expected to affect the day-to-day management of the Fund or result in any material changes to the distribution of the Fund, including any changes to the distribution fees paid by the Fund.

Guggenheim Funds Trust

Guggenheim Funds Trust (the “Trust”), which was organized as a Delaware statutory trust on November 8, 2013, is registered with the Securities and Exchange Commission (“SEC”) as an investment company. The Trust is an open-end management investment company that, upon the demand of the investor, must redeem its shares and pay the investor the next calculated NAV. The Guggenheim Enhanced World Equity Fund (“Enhanced World Equity Fund”), Guggenheim Large Cap Value Fund (“Large Cap Value Fund”), Guggenheim Mid Cap Value Fund (“Mid Cap Value Fund”), Guggenheim Mid Cap Value Institutional Fund (“Mid Cap Value Institutional Fund”), Guggenheim Small Cap Value Fund (“Small Cap Value Fund”), Guggenheim StylePlus—Large Core Fund (“StylePlus—Large Core Fund”), Guggenheim StylePlus—Mid Growth Fund (“StylePlus—Mid Growth Fund”) and Guggenheim World Equity Income Fund (“World Equity Income Fund”) (collectively, the “Funds”) were previously series (the “Predecessor Funds”) of Security Equity Fund, Security Large Cap Value Fund and Security Mid Cap Growth Fund (the “Predecessor Corporations”), different registered open-end investment companies, which were organized as Kansas corporations. In January 2014, at special meetings of shareholders, the shareholders of each Predecessor Fund approved the reorganization of each Predecessor Fund with and into a corresponding “shell” series of the Trust. The shell series of the Trust succeeded to the accounting and performance histories of the Predecessor Funds. Any such historical information provided for a series of the Trust that relates to periods prior to January 28, 2014, therefore, is that of the corresponding Predecessor Fund.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

INDEPENDENT TRUSTEES

All Directors and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.

				Number of	Other
	Position(s)	Term of Office		Portfolios in	Directorships
Name, Address*	Held with	and Length of	Principal Occupation(s)	Fund Complex	Held by
and Year of Birth	the Trust	Time Served**	During Past Five Years	Overseen	Trustees

Randall C. Barnes (1951)	Trustee	Since 2014	Current: Private Investor (2001–present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993–1997); President, Pizza Hut International (1991–1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987–1990).	86	None.

Donald A. Chubb, Jr. (1946)	Trustee and Vice Chairman of the Board	Since 1994	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997–present).	82	None.

Jerry B. Farley (1946)	Trustee and Vice Chairman of the Audit Committee	Since 2005	Current: President, Washburn University (1997–present).	82	Current: Westar Energy, Inc. (2004–present); CoreFirst Bank & Trust (2000–present).

Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2014	Current: Founder and President, Roman Friedrich & Company (1998–present). Former: Senior Managing Director, MLV & Co. LLC (2010–2011).	82	Current: Mercator Minerals Ltd. (2013–present); First Americas Gold Corp. (2012–present); Zincore Metals, Inc. (2009–present).

					Former: Blue Sky Uranium Corp. (2011–2012); Axiom Gold and Silver Corp. (2011–2012); Stratagold Corp. (2003–2009); GFM Resources Ltd. (2005–2010).

Robert B. Karn III (1942)	Trustee and Chairman of the Audit Committee	Since 2014	Current: Consultant (1998–present). Former: Arthur Andersen (1965–1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987–1997).	82	Current: Peabody Energy Company (2003–present); GP Natural Resource Partners, LLC (2002–present).

Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2014	Current: Partner, Nyberg & Cassioppi, LLC (2000–present). Former: Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982–1999).	88	None.

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

INDEPENDENT TRUSTEES – concluded

				Number of	Other
	Position(s)	Term of Office		Portfolios in	Directorships
Name, Address*	Held with	and Length of	Principal Occupation(s)	Fund Complex	Held by
and Year of Birth	the Trust	Time Served**	During Past Five Years	Overseen	Trustees

Maynard F. Oliverius (1943)	Trustee and Vice Chairman of the Contracts Review Committee	Since 1998	Retired. Former: President and CEO, Stormont-Vail HealthCare (1996–2012).	82	None.

Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2014	Current: Portfolio Consultant (2010–present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998–1999); Vice President, Nuveen Investment Advisory Corp. (1992–1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991–1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988–1999), each of John Nuveen & Co., Inc. (1982–1999).	85	Former: Bennett Group of Funds (2011–2013).

INTERESTED TRUSTEE

Donald C. Cacciapaglia*** (1951)	President Chief Executive Officer and Trustee	Since 2012	Current: President and CEO, certain other funds in the Fund Complex (2012–present); Vice Chairman, Guggenheim Investments (2010–present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002–2010).	214	Current: Delaware Life (2013–present); Guggenheim Life and Annuity Company (2011–present); Paragon Life Insurance Company of Indiana (2011–present).

*	The business address of each Trustee is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.
**	Each Trustee serves an indefinite term, until his successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of his position with the Funds’ Investment Manager and/or the parent of the Investment Manager.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

OFFICERS

	Position(s)	Term of Office
Name, Address*	Held with	and Length of	Principal Occupation(s)
and Year of Birth	the Trust	Time Served**	During Past Five Years

Joseph M. Arruda (1966)	Assistant Treasurer	Since 2010	Current: Assistant Treasurer, certain other funds in the Fund Complex (2006–present); Vice President, Security Investors, LLC (2010–present); CFO and Manager, Guggenheim Specialized Products, LLC (2009–present).

Former: Vice President, Security Global Investors, LLC (2010–2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

William H. Belden, III (1965)	Vice President	Since 2014	Current: Vice President, certain other funds in the Fund Complex (2006–present); Managing Director, Guggenheim Funds Investment Advisors, LLC (2005–present).

Former: Vice President of Management, Northern Trust Global Investments (1999–2005).

Mark J. Furjanic (1959)	Assistant Treasurer	Since 2014	Current: Vice President, Guggenheim Investments (2005–present); Assistant Treasurer, certain other funds in the Fund Complex (2008–present).

Former: Senior Manager, Ernst & Young LLP (1999–2005).

James Howley (1972)	Assistant Treasurer	Since 2014	Current: Director, Guggenheim Investments (2004–present); Assistant Treasurer, certain other funds in the Fund Complex (2006–present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996–2004).

Amy J. Lee (1961)	Vice President and Chief Legal Officer	Since 1987 (Secretary) Since 2007 (Vice President)	Current: Chief Legal Officer, certain other funds in the Fund Complex (2013–present); Senior Managing Director, Guggenheim Investments (2012–present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004–2012).

Derek Maltbie (1972)	Assistant Treasurer	Since 2014	Current: Vice President, Guggenheim Investments (2012–present); Assistant Treasurer, certain other funds in the Fund Complex (2011–present).

Former: Assistant Vice President, Guggenheim Funds Investment Advisors, LLC (2005–2011); Supervisor, Mutual Fund Administration, Van Kampen Investments, Inc. (1995–2005).

Mark E. Mathiasen (1978)	Secretary	Since 2013	Current: Secretary, certain other funds in the Fund Complex (2007–present); Managing Director and Associate General Counsel, Guggenheim Funds Services, LLC, and affiliates (2007–present).

Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (April 2014–present); Associate, Guggenheim Investments (2012–present).

Former: J.D., University of Kansas School of Law (2009–2012).

Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012	Current: CCO, certain other funds in the Fund Complex (2012–present); CCO, Security Investors, LLC (2012–present); CCO, Guggenheim Funds Investment Advisors, LLC (2012–present); Vice President, Guggenheim Funds Distributors, LLC (March 2014–present).

Former: CCO, Guggenheim Distributors, LLC (2009–March 2014); Senior Manager, Security Investors, LLC (2004–2009); Senior Manager, Guggenheim Distributors, LLC (2004–2009).

Alison Santay (1974)	AML Officer	Since 2013	Current: AML Officer, certain other funds in the Fund Complex (2010–present); Director and AML Officer, Rydex Fund Services, LLC (2010–present); AML Officer, Security Investors, LLC (2010–present); Director, Shareholder Risk and Compliance, Rydex Fund Services, LLC (2004–present).

Former: AML Officer, Guggenheim Distributors, LLC (2013–March 2014).

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

OFFICERS – concluded

	Position(s)	Term of Office
Name, Address*	Held with	and Length of	Principal Occupation(s)
and Year of Birth	the Trust	Time Served**	During Past Five Years

Kimberly Scott (1974)	Assistant Treasurer	Since 2014	Current: Vice President, Guggenheim Investments (2012–present); Assistant Treasurer, certain other funds in the Fund Complex (2012–present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010–2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009–2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005–2009).

Bryan Stone (1979)	Vice President	Since 2014	Current: Vice President, certain other funds in the Fund Complex (April 2014– present); Director, Guggenheim Investments (2013–present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009–2013); Vice President, Morgan Stanley (2002–2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer	Since 2014	Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010–present); Senior Managing Director, Guggenheim Investments (2010–present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004–2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002–2004); CFO and Treasurer, Van Kampen Funds (1996–2004).

*	The business address of each officer is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments. com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

3.31.2014

Guggenheim Funds Semi-Annual Report

Fundamental Alpha

StylePlus—Mid Growth Fund

SBMCG-SEMI-0314x0914	guggenheiminvestments.com

Go Green! Eliminate Mailbox Clutter

Go paperless with Guggenheim Investments eDelivery—a service giving you full online access to account information and documents. Save time, cut down on mailbox clutter and be a friend to the environment with eDelivery.

With Guggenheim Investments eDelivery you can:

•	View online confirmations and statements at your convenience.

•	Receive email notifications when your most recent confirmations, statements and other account documents are available for review.

•	Access prospectuses, annual reports and semiannual reports online.

If you have questions about the Guggenheim Investments eDelivery service, contact one of our Shareholder Service Representatives at 800.820.0888.

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Guggenheim Funds Distributors, LLC. GI-GOGREEN-0414 x0415 #12604

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

March 31, 2014

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for one of our Funds (the “Fund”) for the six-month period ended March 31, 2014.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, (“Guggenheim”) a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Fund. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter, and then the Fund Profile for the Fund.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia

President

April 30, 2014

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 31, 2014

Investment markets continued to rally through the six months ended March 31, 2014, thanks to a steadily improving U.S. economy and ongoing U.S. central bank easing. Contributing to performance of equities were growing confidence in the sustainability of the U.S. economic recovery, favorable corporate profit growth, supportive valuations, interest rates below their long-run level, and positive inflows, as investors concerned about the end of quantitative easing and its impact on interest rates rotated out of fixed-income investments into equities.

In January 2014, based on positive economic data and a better jobs picture, the U.S. Federal Reserve (the “Fed”) began its long-expected tapering program, reducing monthly purchases by $10 billion. The Fed continued to taper even after acknowledging in March that the economy had slowed during the winter months, which were unusually harsh for much of the U.S. By April, it was buying only $55 billion a month, down from $85 billion in December 2013.

In March 2014, while noting that the U.S. economy has not yet reached full employment, the Fed also unlinked attainment of a 6.5% unemployment level with a potential rate hike, since the unemployment rate in February was approaching that level. Revised guidance from new Fed Chair Janet Yellen seemed to indicate that a rise might not be considered until mid-2015, at the earliest, although she stressed that it would depend on labor market conditions and the inflation rate. Still, the date was earlier than many market participants had expected, which knocked the market off record highs reached earlier in the six-month period.

Even though upcoming economic reports may reflect the impacts from the severe winter weather, and international tensions remain high, the arrival of spring was expected to return the U.S. economy to its improving trend. Pent-up demand resulting from the huge gap in household formation over the prior several years continues to buoy the housing market, while a pickup in global demand bodes well for the U.S. manufacturing sector. Consumption is rising due to an increase in net worth, resulting from the rebound in housing and asset prices, which has boosted retail sales, and consumer sentiment measures. The consensus expectation for 2014 growth stands at 3.0%, compared with 1.9% for 2013.

Momentum driven by the favorable macro environment is supporting equities and moving spreads tighter, helping perpetuate the risk-on mode that has prevailed in the U.S. since 2008. Investors who want income will have to keep investing, but buying cheap securities may be a thing of the past. Recent volatility indicates that investors must guard against becoming complacent about the quality of investments they make and their inherent risks. The Fed continues pumping enormous amounts of liquidity into the system, but with little expectation that it will raise interest rates before 2015, the expansion is likely to continue. Even when the Fed does hike, it typically takes another two years before a recession threatens growth. While the economy may be entering a new era where interest rates head higher over the long term, there is likely a ceiling on how high rates can rise in advance of eventual monetary tightening.

For the six months ended March 31, 2014, the Standard & Poor’s 500® (“S&P 500”) Index* returned 12.51%. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned 6.41%. The return of the MSCI Emerging Markets Index* was 1.39%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a 1.70% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 6.67%. The return of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.03% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 31, 2014

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2013 and ending March 31, 2014.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	September 30, 2013	March 31, 2014	Period[2]
Table 1. Based on actual Fund return[3]

StylePlus—Mid Growth Fund
A-Class	1.76%	11.52%	$1,000.00	$1,115.20	$ 9.28
B-Class	3.30%	10.68%	1,000.00	1,106.80	17.33
C-Class	2.70%	10.99%	1,000.00	1,109.90	14.20
Institutional Class	2.02%	11.37%	1,000.00	1,113.70	10.64

Table 2. Based on hypothetical 5% return (before expenses)

StylePlus—Mid Growth Fund
A-Class	1.76%	5.00%	$1,000.00	$1,016.16	$ 8.85
B-Class	3.30%	5.00%	1,000.00	1,008.48	16.52
C-Class	2.70%	5.00%	1,000.00	1,011.47	13.54
Institutional Class	2.02%	5.00%	1,000.00	1,014.86	10.15

[1]	Annualized and excludes expenses of the underlying funds in which the Fund invests.
[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
[3]	Actual cumulative return at net asset value for the period September 30, 2013 to March 31, 2014.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)	March 31, 2014

STYLEPLUS—MID GROWTH FUND

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Portfolio Composition by Quality Rating*
Rating
Fixed Income Instruments
AAA	9.4%
AA	3.6%
A	7.3%
BBB	9.3%
BB	1.7%
B	5.8%
CCC	3.5%
Other Instruments
Common Stock	25.6%
Mutual Funds	24.4%
Exchanged Traded Funds	5.8%
Short Term Investments	3.8%
Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

Inception Dates:
A-Class	September 17, 1969
B-Class	October 19, 1993
C-Class	January 29, 1999
Institutional Class	March 1, 2012

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund III	11.3%
Guggenheim Strategy Fund I	9.5%
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	2.0%
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	1.9%
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	1.8%
Floating Rate Strategies Fund Institutional Class	1.7%
Macro Opportunities Fund Institutional Class	1.7%
Duane Street CLO IV Ltd. — Class A1T	1.2%
HSI Asset Securitization Corporation Trust 2007-WF1 — Class 2A3	1.2%
N-Star REL CDO VIII Ltd. — Class A1	1.0%
Top Ten Total	33.3%

*	Source: Factset. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All rated securities have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, which are all a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted Moody’s and Fitch ratings to the equivalent S&P rating. Unrated securities do not necessarily indicate low credit quality. Security ratings are determined at the time of purchase and may change thereafter.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014
STYLEPLUS—MID GROWTH FUND

	Shares	Value

COMMON STOCKS† - 25.3%
INDUSTRIALS - 5. 6%
Ingersoll-Rand plc	4,951	$283,394
Avis Budget Group, Inc.*	5,260	256,162
Fluor Corp.	2,841	220,831
Masco Corp.	9,532	211,706
Waste Management, Inc.	4,992	210,014
Southwest Airlines Co.	8,840	208,711
Delta Air Lines, Inc.	5,760	199,584
United Continental Holdings, Inc.*	4,466	199,318
Hertz Global Holdings, Inc.*	7,297	194,392
Dover Corp.	2,324	189,987
Stanley Black & Decker, Inc.	2,203	178,972
Waste Connections, Inc.	3,927	172,238
AECOM Technology Corp.*	5,304	170,630
RR Donnelley & Sons Co.	7,955	142,395
Nielsen Holdings N.V.	3,160	141,031
WW Grainger, Inc.	519	131,130
Carlisle Companies, Inc.	1,519	120,517
MRC Global, Inc.*	4,301	115,955
Iron Mountain, Inc.	4,033	111,189
Dun & Bradstreet Corp.	1,028	102,132
Rockwell Automation, Inc.	790	98,395
IHS, Inc. — Class A*	791	96,107
Roper Industries, Inc.	710	94,792
United Rentals, Inc.*	952	90,383
Equifax, Inc.	1,280	87,078
Kirby Corp.*	795	80,494
Pitney Bowes, Inc.	3,078	79,997
Alaska Air Group, Inc.	806	75,208
IDEX Corp.	1,003	73,109
CH Robinson Worldwide, Inc.	1,336	69,993
Cintas Corp.	1,165	69,446
Colfax Corp.*	931	66,408
Expeditors International of Washington, Inc.	1,664	65,944
Manitowoc Company, Inc.	2,095	65,888
KAR Auction Services, Inc.	2,146	65,131
Total Industrials		4,738,661
INFORMATION TECHNOLOGY - 5.4%
NetApp, Inc.	8,298	306,196
Symantec Corp.	15,101	301,566
SanDisk Corp.	3,372	273,773
Western Union Co.	14,497	237,170
Intuit, Inc.	2,819	219,121
Motorola Solutions, Inc.	3,036	195,184
Vantiv, Inc. — Class A*	5,899	178,267
Broadcom Corp. — Class A	4,900	154,252
Alliance Data Systems Corp.*	565	153,934
Harris Corp.	2,016	147,491
DST Systems, Inc.	1,482	140,479
Fiserv, Inc.*	2,443	138,494
Fidelity National Information Services, Inc.	2,563	136,992
Total System Services, Inc.	4,244	129,060
ON Semiconductor Corp.*	13,344	125,434
Citrix Systems, Inc.*	2,058	118,191
Anixter International, Inc.	1,125	114,210
Teradata Corp.*	2,252	110,776
Paychex, Inc.	2,499	106,457
FireEye, Inc.*	1,700	104,669
Cadence Design Systems, Inc.*	6,280	97,591
VeriSign, Inc.*	1,803	97,200
Applied Materials, Inc.	4,354	88,909
Booz Allen Hamilton Holding Corp.	3,790	83,380
LinkedIn Corp. — Class A*	435	80,449
ARRIS Group, Inc.*	2,590	72,986
Genpact Ltd.*	3,825	66,632
Global Payments, Inc.	926	65,848
Rovi Corp.*	2,884	65,698
Jack Henry & Associates, Inc.	1,175	65,518
Broadridge Financial Solutions, Inc.	1,761	65,404
TIBCO Software, Inc.*	3,190	64,821
FactSet Research Systems, Inc.	597	64,363
SS&C Technologies Holdings, Inc.*	1,608	64,352
IAC/InterActiveCorp	888	63,394
NeuStar, Inc. — Class A*	1,823	59,266
Total Information Technology		4,557,527
HEALTH CARE - 4.2%
Endo International plc*	3,975	272,885
DaVita HealthCare Partners, Inc.*	3,485	239,942
HCA Holdings, Inc.*	4,385	230,213
Hologic, Inc.*	10,454	224,761
Universal Health Services, Inc. — Class B	2,487	204,108
Aetna, Inc.	2,515	188,549
Actavis plc*	896	184,442
Laboratory Corporation of America Holdings*	1,769	173,733
St. Jude Medical, Inc.	2,434	159,159
Agilent Technologies, Inc.	2,770	154,898
Henry Schein, Inc.*	1,209	144,318
Perrigo Company plc	879	135,946
Becton Dickinson and Co.	1,160	135,813
Zoetis, Inc.	4,053	117,294
CR Bard, Inc.	775	114,685
Quest Diagnostics, Inc.	1,878	108,774
Mylan, Inc.*	2,152	105,082
Vertex Pharmaceuticals, Inc.*	1,442	101,978
Cigna Corp.	1,072	89,759
Alexion Pharmaceuticals, Inc.*	494	75,152
Catamaran Corp.*	1,588	71,079
Cerner Corp.*	1,249	70,256
Tenet Healthcare Corp.*	1,572	67,297
ResMed, Inc.	1,464	65,426
Salix Pharmaceuticals Ltd.*	630	65,274
Zimmer Holdings, Inc.	663	62,707
Total Health Care		3,563,530
CONSUMER DISCRETIONARY - 3.9%
Macy’s, Inc.	4,036	239,295
Bed Bath & Beyond, Inc.*	2,339	160,923
Scripps Networks Interactive, Inc. — Class A	2,066	156,830

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2014
STYLEPLUS—MID GROWTH FUND

	Shares	Value

Liberty Interactive Corp. — Class A*	5,352	$154,512
Delphi Automotive plc	2,267	153,838
Best Buy Company, Inc.	5,762	152,174
Harley-Davidson, Inc.	2,237	149,007
Omnicom Group, Inc.	1,781	129,300
Whirlpool Corp.	829	123,902
VF Corp.	1,940	120,047
Dollar General Corp.*	2,078	115,287
Coach, Inc.	2,017	100,164
Discovery Communications, Inc. — Class A*	1,202	99,405
The Gap, Inc.	2,430	97,346
Nordstrom, Inc.	1,498	93,550
Wynn Resorts Ltd.	372	82,640
International Game Technology	5,604	78,792
Interpublic Group of Companies, Inc.	4,463	76,496
Charter Communications, Inc. — Class A*	614	75,645
Ross Stores, Inc.	1,018	72,838
Wyndham Worldwide Corp.	963	70,521
Starwood Hotels & Resorts Worldwide, Inc.	837	66,625
Dillard’s, Inc. — Class A	719	66,436
Lear Corp.	790	66,139
Genuine Parts Co.	760	66,006
Expedia, Inc.	904	65,540
L Brands, Inc.	1,146	65,058
Newell Rubbermaid, Inc.	2,174	65,003
Dollar Tree, Inc.*	1,237	64,547
Cablevision Systems Corp. — Class A	3,802	64,140
Darden Restaurants, Inc.	1,235	62,689
Jarden Corp.*	1,035	61,924
Netflix, Inc.*	155	54,565
Total Consumer Discretionary		3,271,184
CONSUMER STAPLES - 3.0%
Kroger Co.	7,657	334,229
ConAgra Foods, Inc.	9,326	289,387
Lorillard, Inc.	4,252	229,948
Coca-Cola Enterprises, Inc.	4,488	214,346
JM Smucker Co.	2,073	201,580
Whole Foods Market, Inc.	3,819	193,661
Kellogg Co.	3,040	190,638
Dr Pepper Snapple Group, Inc.	3,073	167,356
Campbell Soup Co.	3,271	146,802
Clorox Co.	1,649	145,128
Hershey Co.	1,153	120,373
Constellation Brands, Inc. — Class A*	1,284	109,101
Mead Johnson Nutrition Co. — Class A	795	66,096
Brown-Forman Corp. — Class B	724	64,936
Ingredion, Inc.	952	64,812
Total Consumer Staples		2,538,393
ENERGY - 2.3%
Pioneer Natural Resources Co.	1,718	321,506
Cabot Oil & Gas Corp.	5,238	177,462
Equities Corp.	1,581	153,310
Concho Resources, Inc.*	1,120	137,200
Noble Energy, Inc.	1,923	136,610
Southwestern Energy Co.*	2,962	136,282
FMC Technologies, Inc.*	2,500	130,725
Cameron International Corp.*	1,994	123,169
CVR Energy, Inc.	2,566	108,414
SM Energy Co.	1,479	105,438
Range Resources Corp.	1,229	101,970
Oceaneering International, Inc.	1,081	77,681
Kosmos Energy Ltd.*	6,707	73,777
ONEOK, Inc.	1,114	66,005
QEP Resources, Inc.	1,996	58,762
Total Energy		1,908,311
FINANCIALS - 0.5%
Crown Castle International Corp.	3,717	274,240
IntercontinentalExchange Group, Inc.	501	99,113
Total Financials		373,353
TELECOMMUNICATION SERVICES - 0.3%
SBA Communications Corp. — Class A*	2,327	211,664
Intelsat S.A.*	3,472	64,996
Total Telecommunication Services		276,660
MATERIALS - 0.1%
Packaging Corporation of America	937	65,937
Total Common Stocks
(Cost $19,990,694)		21,293,556

EXCHANGE TRADED FUNDS†,4 - 5.7%
Guggenheim BulletShares 2016 High Yield
Corporate Bond ETF	60,500	1,651,650
Guggenheim BulletShares 2015 High Yield
Corporate Bond ETF	60,400	1,632,612
Guggenheim BulletShares 2017 High Yield
Corporate Bond ETF	56,400	1,552,128
Total Exchange Traded Funds
(Cost $4,775,403)		4,836,390

MUTUAL FUNDS†,4 - 24.1%
Guggenheim Strategy Fund III	380,088	9,494,599
Guggenheim Strategy Fund I	320,000	7,996,800
Floating Rate Strategies Fund
Institutional Class	53,020	1,425,699
Macro Opportunities Fund
Institutional Class	51,666	1,402,227
Total Mutual Funds
(Cost $20,368,422)		20,319,325

SHORT TERM INVESTMENTS† - 3.8%
Dreyfus Treasury Prime Cash
Management Fund	3,167,553	3,167,553
Total Short Term Investments
(Cost $3,167,553)		3,167,553

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2014
STYLEPLUS—MID GROWTH FUND

	Face
	Amount	Value

ASSET BACKED SECURITIES†† - 28.2%
Duane Street CLO IV Ltd.
2007-4A, 0.47% due 11/14/21[1,2]	$1,017,494	$999,791
HSI Asset Securitization
Corporation Trust
2007-WF1, 0.32% due 05/25/37[1]	1,060,366	980,121
N-Star REL CDO VIII Ltd.
2006-8A, 0.44% due 02/01/41†††,1,2	889,809	838,556
Garrison Funding 2013-2 Ltd.
2013-2A, 2.13% due 09/25/23[1,2]	830,000	825,933
JP Morgan Mortgage
Acquisition Trust
2007-CH3, 0.30% due 03/25/37[1]	806,677	769,533
Brentwood CLO Corp.
2006-1A, 0.51% due 02/01/22[1,2]	518,895	508,725
2006-1A, 1.06% due 02/01/22[1,2]	250,000	227,650
Argent Securities Incorporated
Asset-Backed Pass-Through
Certificates Series
2005-W3, 0.49% due 11/25/35[1]	776,369	731,802
NewStar Commercial Loan Trust
2006-1A, 0.61% due 03/30/22[1,2]	400,000	390,040
2006-1A, 0.50% due 03/30/22[1,2]	284,398	282,976
Foothill CLO Ltd.
2007-1A, 0.48% due 02/22/21[1,2]	656,606	647,151
JP Morgan Mortgage
Acquisition Trust
2006-CH2, 0.25% due 10/25/36[1]	652,846	643,778
Salus CLO 2012-1 Ltd.
2013-1AN, 2.49% due 03/05/21†††,1,2	600,000	600,000
Cerberus Onshore II CLO LLC
2014-1A, 2.95% due 10/15/23†††,1,2	350,000	346,570
2014-1A, 2.25% due 10/15/23†††,1,2	250,000	250,000
Halcyon Structured Asset Management
Long Secured/Short
Unsecured 2007-2 Ltd.
2007-2A, 3.99% due 10/29/21[1,2]	600,000	591,720
ALM VII R-2 Ltd.
2013-7R2A, 2.84% due 04/24/24[1,2]	600,000	588,780
Cornerstone CLO Ltd.
2007-1A, 0.46% due 07/15/21[1,2]	600,000	586,920
Aegis Asset Backed Securities Trust
2005-3, 0.62% due 08/25/35[1]	577,689	569,368
Central Park CLO Ltd.
2011-1A, 3.44% due 07/23/22[1,2]	550,000	541,750
Lehman XS Trust
2007-9, 0.27% due 06/25/37[1]	605,246	529,053
Symphony CLO IX, LP
2012-9A, 3.49% due 04/16/22[1,2]	500,000	502,650
TICC CLO LLC
2011-1A, 2.49% due 07/25/21[1,2]	500,000	498,350
Symphony CLO VII Ltd.
2011-7A, 3.44% due 07/28/21[1,2]	500,000	494,000
Goldman Sachs Asset Management CLO plc
2007-1A, 2.99% due 08/01/22[1,2]	500,000	489,450
Black Diamond CLO 2005-1 Delaware Corp.
2005-1A, 2.13% due 06/20/17[1,2]	500,000	488,700
KKR Financial CLO 2007-1 Ltd.
2007-1A, 2.49% due 05/15/21[1,2]	500,000	480,800
NewStar Commercial Loan Trust
2007-1A, 1.53% due 09/30/22[1,2]	500,000	468,350
Wells Fargo Home Equity Asset-Backed
Securities 2006-2 Trust
2006-3, 0.30% due 01/25/37[1]	490,979	446,229
Race Point CLO Ltd.
2014-5AR, 3.08% due 12/15/22[1,2]	400,000	401,320
Popular ABS Mortgage
Pass-Through Trust
2005-A, 0.58% due 06/25/35[1]	412,096	394,759
Hewett’s Island CDO Ltd.
2007-6A, 2.49% due 06/09/19[1,2]	400,000	390,160
GSC Group CDO Fund VIII Ltd.
2007-8A, 0.62% due 04/17/21[1,2]	400,000	371,520
Black Diamond CLO 2006-1 Luxembourg S.A.
2007-1A, 0.63% due 04/29/19[1,2]	400,000	370,720
GreenPoint Mortgage Funding Trust
2005-HE4, 0.86% due 07/25/30[1]	400,000	361,973
FM Leveraged Capital Fund II
2006-2A, 1.84% due 11/15/20[1,2]	352,750	352,044
West Coast Funding Ltd.
2006-1A, 0.37% due 11/02/41[1,2]	365,472	352,023
Northwoods Capital VII Ltd.
2006-7A, 1.79% due 10/22/21[1,2]	340,000	325,210
Global Leveraged Capital Credit Opportunity Fund
2006-1A, 0.54% due 12/20/18[1,2]	316,646	314,778
Golub Capital Partners CLO Ltd.
2014-18A, 2.73% due 04/25/26†††,1,2	310,000	310,155
California Republic Auto Receivables Trust
2013-2, 1.23% due 03/15/19	300,000	300,613
H2 Asset Funding Ltd.
2014-1, 2.15% due 03/19/37	300,000	300,300
OFSI Fund V Ltd.
2013-5A, 3.44% due 04/17/25[1,2]	300,000	300,000
Triton Container Finance LLC
2012-1A, 4.21% due 05/14/27[2]	285,833	286,699
Accredited Mortgage Loan Trust
2007-1, 0.28% due 02/25/37[1]	281,245	261,768
DIVCORE CLO Ltd.
2013-1A B, 4.05% due 11/15/32†††	250,000	248,875
Riverside Park CLO Ltd.
2011-1A, 2.99% due 09/27/21[1,2]	250,000	245,300
Race Point IV CLO Ltd.
2007-4A, 0.99% due 08/01/21[1,2]	250,000	238,700
Soundview Home Loan Trust
2003-1, 2.40% due 08/25/31[1]	230,340	235,137
Tricadia CDO 2006-6 Ltd.
2006-6A, 0.79% due 11/05/41†††,1,2	250,000	232,525
Newcastle CDO IX 1 Ltd.
2007-9A, 0.41% due 05/25/52[1,2]	216,054	215,406
Textainer Marine Containers Ltd.
2012-1A, 4.21% due 04/15/27[2]	202,083	202,269
Golub Capital Partners Fundings Ltd.
2007-1A, 0.48% due 03/15/22[1,2]	197,998	194,810

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2014
STYLEPLUS—MID GROWTH FUND

	Face
	Amount	Value

ACS 2007-1 Pass Through Trust
2007-1A, 0.46% due 06/14/37[1,2]	$191,614	$182,283
Legg Mason Real Estate CDO I Ltd.
2006-1A, 0.43% due 03/25/38[1,2]	33,292	32,726
Total Asset Backed Securities
(Cost $23,640,207)		23,740,819

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 5.3%
Boca Hotel Portfolio Trust
2013-BOCA, 3.21% due 08/15/26[1,2]	650,000	650,876
Resource Capital Corporation CRE Notes 2013 Ltd.
2013-CRE1, 3.01% due 12/15/28†††,1,2	600,000	601,800
Hilton USA Trust
2013-HLF, 2.91% due 11/05/30[1,2]	600,000	601,130
SRERS-2011 Funding Ltd.
2011-RS, 0.40% due 05/09/46[1,2]	544,462	503,573
COMM 2007-FL14 Mortgage Trust
2007-FL14, 0.91% due 06/15/22[1,2]	449,942	444,078
Wachovia Bank Commercial Mortgage
Trust Series 2007-WHALE 8
2007-WHL8, 0.24% due 06/15/20[1,2]	437,023	433,070
Banc of America Merrill Lynch
Commercial Mortgage, Inc.
2005-6, 5.72% due 09/10/47[1,2]	356,600	366,496
HarborView Mortgage Loan Trust
2006-12, 0.35% due 01/19/38[1]	420,917	353,650
Banc of America Large Loan Trust
2007-BMB1, 1.26% due 08/15/29[1,2]	330,000	328,047
GCCFC Commercial Mortgage Trust
2006-FL4A, 0.38% due 11/05/21[1,2]	195,602	194,893
Total Collateralized Mortgage Obligations
(Cost $4,428,377)		4,477,613

CORPORATE BONDS†† - 3.2%
FINANCIALS - 0.8%
Emigrant Bancorp, Inc.
6.25% due 06/15/14[2]	583,000	586,737
Nationstar Mortgage LLC /
Nationstar Capital Corp.
6.50% due 08/01/18	140,000	140,700
Total Financials		727,437
TELECOMMUNICATION SERVICES - 0.6%
Level 3 Financing, Inc.
3.85% due 01/15/18[1,2]	480,000	488,400
FINANCIAL INSTITUTIONS - 0.6%
Icahn Enterprises Limited Partnership /
Icahn Enterprises Finance Corp.
3.50% due 03/15/17[2]	480,000	484,800
INDUSTRIALS - 0.4%
International Lease Finance Corp.
2.18% due 06/15/16[1]	270,000	272,025
Victor Technologies Group, Inc.
9.00% due 12/15/17	50,000	53,625
Total Industrials		325,650
MATERIALS - 0.3%
Anglo American Capital plc
9.38% due 04/08/14[2]	240,000	240,300
CONSUMER STAPLES - 0.3%
Harbinger Group, Inc.
7.88% due 07/15/19	200,000	219,500
INFORMATION TECHNOLOGY - 0.1%
iGATE Corp.
9.00% due 05/01/16	120,000	126,000
CONSUMER DISCRETIONARY - 0.1%
Vail Resorts, Inc.
6.50% due 05/01/19	100,000	105,125
Total Corporate Bonds
(Cost $2,702,226)		2,717,212

SENIOR FLOATING RATE INTERESTS†† - 3.2%
INDUSTRIALS - 1.1%
Travelport Holdings Ltd.
6.25% due 06/26/19	645,125	659,439
Thermasys Corp.
5.25% due 05/03/19	266,625	265,292
Total Industrials		924,731
FINANCIALS - 0.9%
National Financial Partners
5.25% due 07/01/20	526,032	528,499
First Data Corp.
4.15% due 03/23/18	100,000	100,167
Cunningham Lindsey U.S., Inc.
5.00% due 12/10/19	98,997	98,956
Knight/Getco
5.75% due 12/05/17	46,729	46,787
Total Financials		774,409
INFORMATION TECHNOLOGY - 0.5%
Blue Coat Systems, Inc.
4.00% due 05/31/19	458,450	459,216
CONSUMER DISCRETIONARY - 0.4%
Pinnacle Entertainment, Inc.
3.75% due 08/15/16	147,166	147,961
Sears Holdings Corp.
5.50% due 06/30/18	99,750	100,174
Go Daddy Operating Company LLC
4.00% due 12/17/18	48,486	48,582
Total Consumer Discretionary		296,717
ENERGY - 0.3%
Pacific Drilling
4.50% due 05/18/18	218,350	219,060
Total Senior Floating Rate Interests
(Cost $2,638,471)		2,674,133

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2014
STYLEPLUS—MID GROWTH FUND

	Face
	Amount	Value

MUNICIPAL BONDS†† - 0.1%
MICHIGAN - 0.1%
Michigan Finance Authority Revenue Notes
4.38% due 08/20/14	$120,000	$121,307
Total Municipal Bonds
(Cost $120,000)		121,307
Total Investments - 98.9%
(Cost $81,831,353)		$83,347,908
Other Assets & Liabilities, net - 1.1%		914,116
Total Net Assets - 100.0%		$84,262,024

		Unrealized
	Contracts	Gain

EQUITY FUTURES CONTRACTS PURCHASED†
June 2014 S&P MidCap 400 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $1,510,960)	11	$4,804

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc.
May 2014 Russell MidCap Growth
Index Swap, Terminating 05/05/14[3]
(Notional Value $61,599,769)	89,610	$—

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Variable rate security. Rate indicated is rate effective at March 31, 2014.
[2]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $22,891,709 (cost $22,773,394), or 27.2% of total net assets.
[3]	Total Return based on Russell MidCap Growth Index +/- financing at a variable rate.
[4]	Affiliated funds — See Note 8.
plc — Public Limited Company

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STYLEPLUS—MID GROWTH FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
March 31, 2014

Assets:
Investments in unaffiliated issuers, at value
(cost $56,687,529)	$58,192,193
Investments in affiliated issuers, at value
(cost $25,143,824)	25,155,715
Total investments
(cost $81,831,353)	83,347,908
Segregated cash with broker	1,913,017
Cash	252,185
Prepaid expenses	49,878
Receivables:
Securities sold	4,108,910
Interest	112,891
Dividends	27,998
Fund shares sold	22,185
Variation margin	14,996
Total assets	89,849,968
Liabilities:
Payable for:
Securities purchased	4,187,758
Swap settlement	1,204,244
Fund shares redeemed	60,047
Management fees	53,387
Distribution and service fees	22,250
Transfer agent/maintenance fees	18,309
Fund accounting/administration fees	6,879
Trustees’ fees*	4,398
Miscellaneous	30,672
Total liabilities	5,587,944
Net assets	$84,262,024
Net assets consist of:
Paid in capital	$74,682,005
Accumulated net investment loss	(439,743)
Accumulated net realized gain on investments	8,498,403
Net unrealized appreciation on investments	1,521,359
Net assets	$84,262,024
A-Class:
Net assets	$77,820,924
Capital shares outstanding	1,760,610
Net asset value per share	$44.20
Maximum offering price per share
(Net asset value divided by 95.25%)	$46.40
B-Class:
Net assets	$2,017,954
Capital shares outstanding	66,273
Net asset value per share	$30.45
C-Class:
Net assets	$4,399,309
Capital shares outstanding	121,151
Net asset value per share	$36.31
Institutional Class:
Net assets	$23,837
Capital shares outstanding	538
Net asset value per share	$44.34

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended March 31, 2014

Investment Income:
Interest	$421,617
Dividends from securities of unaffiliated issuers	135,890
Dividends from securities of affiliated issuers	174,231
Total investment income	731,738

Expenses:
Management fees	303,675
Transfer agent/maintenance fees:
A-Class	70,044
B-Class	10,406
C-Class	7,976
Institutional Class	80
Distribution and service fees:
A-Class	93,167
B-Class	10,604
C-Class	21,513
Fund accounting/administration fees	38,465
Legal fees	91,255
Printing expenses	37,613
Custodian fees	2,424
Line of credit interest expense	2,348
Trustees’ fees*	1,021
Tax expense	55
Miscellaneous	60,334
Total expenses	750,980
Less:
Expenses waived by Advisor	(921)
Net expenses	750,059
Net investment loss	(18,321)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	2,008,754
Investments in affiliated issuers	(8,991)
Swap agreements	8,846,746
Futures contracts	120,300
Net realized gain	10,966,809
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	538,019
Investments in affiliated issuers	106,137
Swap agreements	(2,867,157)
Futures contracts	(1,267)
Net change in unrealized appreciation (depreciation)	(2,224,268)
Net realized and unrealized gain	8,742,541
Net increase in net assets resulting from operations	$8,724,220

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

STYLEPLUS—MID GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	March 31,	Year Ended
	2014	September 30,
	(Unaudited)	2013
Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(18,321)	$(373,253)
Net realized gain on investments	10,966,809	14,868,014
Net change in unrealized appreciation (depreciation) on investments	(2,224,268)	(1,298,013)
Net increase in net assets resulting from operations	8,724,220	13,196,748

Distributions to shareholders from:
Net realized gains
A-Class	(6,590,240)	—
B-Class	(268,820)	—
C-Class	(456,906)	—
Institutional Class	(2,003)	—
Total distributions to shareholders	(7,317,969)	—

Capital share transactions:
Proceeds from sale of shares
A-Class	3,357,939	4,893,749
B-Class	8,239	101,193
C-Class	182,380	502,866
Institutional Class	7	8,544
Distributions reinvested
A-Class	6,337,566	—
B-Class	267,782	—
C-Class	436,749	—
Institutional Class	2,003	—
Cost of shares redeemed
A-Class	(4,105,676)	(11,996,493)
B-Class	(388,154)	(1,015,996)
C-Class	(314,633)	(1,451,309)
Institutional Class	—	—
Net increase (decrease) from capital share transactions	5,784,202	(8,957,446)
Net increase in net assets	7,190,453	4,239,302

Net assets:
Beginning of period	77,071,571	72,832,269
End of period	$84,262,024	$77,071,571
Accumulated net investment loss at end of period	$(439,743)	$(421,422)

Capital share activity:
Shares sold
A-Class	76,735	124,546
B-Class	255	3,484
C-Class	5,008	15,252
Institutional Class	—	213
Shares issued from reinvestment of distributions
A-Class	152,676	—
B-Class	9,321	—
C-Class	12,770	—
Institutional Class	48	—
Shares redeemed
A-Class	(94,031)	(305,981)
B-Class	(12,681)	(35,652)
C-Class	(8,641)	(43,786)
Institutional Class	—	—
Net increase (decrease) in shares	141,460	(241,924)

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STYLEPLUS—MID GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	September 30,	September 30,	September 30,	September 30,	September 30,
A-Class	2014[a]	2013	2012	2011[g]	2010[g]	2009[g]
Per Share Data
Net asset value, beginning of period	$43.54	$36.40	$28.67	$29.44	$26.16	$25.84
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	(.16)	(.25)	(.24)	(.24)	(.20)
Net gain (loss) on investments (realized and unrealized)	4.74	7.30	7.98	(.53)	3.52	.72
Total from investment operations	4.75	7.14	7.73	(.77)	3.28	.52
Less distributions from:
Net realized gains	(4.09)	—	—	—	—	(.20)
Total distributions	(4.09)	—	—	—	—	(.20)
Net asset value, end of period	$44.20	$43.54	$36.40	$28.67	$29.44	$26.16

Total Return[c]	11.52%	19.62%	26.96%	(2.62%)	12.54%	2.32%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$77,821	$70,767	$65,767	$62,575	$71,858	$71,985
Ratios to average net assets:
Net investment income (loss)	0.05%	(0.40%)	(0.74%)	(0.72%)	(0.85%)	(0.99%)
Total expenses[d]	1.76%	1.57%	1.62%	1.49%	1.67%	1.78%
Net expenses	1.76%[e]	1.57%	1.62%	1.49%	1.67%	1.78%
Portfolio turnover rate	61%	214%	149%	157%	133%	138%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	September 30,	September 30,	September 30,	September 30,	September 30,
B-Class	2014[a]	2013	2012	2011[g]	2010[g]	2009[g]
Per Share Data
Net asset value, beginning of period	$31.43	$26.68	$21.30	$22.04	$19.72	$19.68
Income (loss) from investment operations:
Net investment income (loss)[b]	(.23)	(.54)	(.52)	(.37)	(.32)	(.28)
Net gain (loss) on investments (realized and unrealized)	3.34	5.29	5.90	(.37)	2.64	.52
Total from investment operations	3.11	4.75	5.38	(.74)	2.32	.24
Less distributions from:
Net realized gains	(4.09)	—	—	—	—	(.20)
Total distributions	(4.09)	—	—	—	—	(.20)
Net asset value, end of period	$30.45	$31.43	$26.68	$21.30	$22.04	$19.72

Total Return[c]	10.68%	17.80%	25.26%	(3.36%)	11.76%	1.61%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,018	$2,181	$2,710	$3,197	$4,537	$7,454
Ratios to average net assets:
Net investment income (loss)	(1.50%)	(1.90%)	(2.08%)	(1.50%)	(1.60%)	(1.73%)
Total expenses[d]	3.31%	3.07%	2.95%	2.26%	2.42%	2.53%
Net expenses	3.30%[e]	3.07%	2.95%	2.26%	2.42%	2.53%
Portfolio turnover rate	61%	214%	149%	157%	133%	138%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

STYLEPLUS—MID GROWTH FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	September 30,	September 30,	September 30,	September 30,	September 30,
C-Class	2014[a]	2013	2012	2011[g]	2010[g]	2009[g]
Per Share Data
Net asset value, beginning of period	$36.63	$30.92	$24.55	$25.40	$22.76	$22.68
Income (loss) from investment operations:
Net investment income (loss)[b]	(.16)	(.45)	(.46)	(.42)	(.40)	(.32)
Net gain (loss) on investments (realized and unrealized)	3.93	6.16	6.83	(.43)	3.04	.60
Total from investment operations	3.77	5.71	6.37	(.85)	2.64	.28
Less distributions from:
Net realized gains	(4.09)	—	—	—	—	(.20)
Total distributions	(4.09)	—	—	—	—	(.20)
Net asset value, end of period	$36.31	$36.63	$30.92	$24.55	$25.40	$22.76

Total Return[c]	10.99%	18.47%	25.95%	(3.35%)	11.60%	1.58%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,399	$4,103	$4,346	$4,162	$5,339	$5,622
Ratios to average net assets:
Net investment income (loss)	(0.89%)	(1.36%)	(1.57%)	(1.48%)	(1.60%)	(1.74%)
Total expenses[d]	2.70%	2.53%	2.45%	2.25%	2.43%	2.54%
Net expenses	2.70%[e]	2.53%	2.45%	2.25%	2.43%	2.54%
Portfolio turnover rate	61%	214%	149%	157%	133%	138%

	Period Ended	Year Ended	Period Ended
	March 31,	September 30,	September 30,
Institutional Class	2014[a]	2013	2012[f]
Per Share Data
Net asset value, beginning of period	$43.72	$36.46	$36.16
Income (loss) from investment operations:
Net investment income (loss)[b]	(.05)	(.07)	(.08)
Net gain (loss) on investments (realized and unrealized)	4.76	7.33	.38
Total from investment operations	4.71	7.26	.30
Less distributions from:
Net realized gains	(4.09)	—	—
Total distributions	(4.09)	—	—
Net asset value, end of period	$44.34	$43.72	$36.46

Total Return[c]	11.37%	19.91%	0.83%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$24	$21	$10
Ratios to average net assets:
Net investment income (loss)	(0.22%)	(0.17%)	(0.41%)
Total expenses[d]	2.03%	1.33%	1.37%
Net expenses	2.02%[e]	1.33%	1.37%
Portfolio turnover rate	61%	214%	149%

[a]	Unaudited figures for the period ended March 31, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Since commencement of operations: March 1, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized. The portfolio turnover rate stated is for the entire fiscal year of the Fund, not since commencement of operations of the Class.
[g]	Reverse share split — Per share amounts for the period October 1, 2008 through April 8, 2011 have been restated to reflect a 1:4 reverse share split effective April 8, 2011.

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as a non-diversified, open-ended investment company of the series type. Each series, in effect, is representing a separate Fund (collectively the “Funds”). The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of four separate classes of shares, A-Class shares, B-Class shares, C-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. Prior to February 22, 2011, the maximum sales charge was 5.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. B-Class shares were offered without a front-end sales charge, but were subject to a CDSC of up to 5% for five years and convert to A-Class shares after eight years. Effective January 4, 2010, subscriptions for B-Class shares are no longer accepted. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares have a minimum initial investment of $2 million and a minimum account balance of $1 million. Institutional Class shares are offered without a front-end sales charge or a CDSC.

At March 31, 2014, the Trust consisted of sixteen separate funds. This report covers the StylePlus—Mid Growth Fund (the “Fund”).

Guggenheim Investments (“GI”) provides advisory and Rydex Fund Services, LLC (“RFS”) provides the transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter to the Funds. GI, RFS and GFD are affiliated entities.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. Valuations of the Fund’s securities are supplied primarily by pricing services approved by the Board of Trustees. A Valuation Committee (“Valuation Committee”) is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed. The Valuation Committee will review the valuation of all assets which have been fair valued for reasonableness. The Trust’s officers, through the Valuation Committee under the general supervision of the Board of Trustees, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market, or price derived from significant observable inputs and is also compared to broker quote (matrixed). If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued by the Valuation Committee.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of index swap agreements entered into by the Fund is accounted for using the unrealized gain or loss on the agreements that is determined using the last quoted value of the index that the swap pertains to at the close of the NYSE, adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

B. Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (I) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at March 31, 2014.

C. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

D. The Fund may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

E. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

F. Upon entering into a futures contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes bases upon the value of the outstanding shares in each class. Certain costs, such as distribution and service fees relating to the A-Class shares, B-Class shares and C-Class shares and transfer agent fees related to each class, are charged directly to specific classes. In addition, other expenses common to various within the fund complex are generally allocated amongst such funds on the basis of average net assets.

H. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.

I. Under the fee arrangement with the custodian, the Fund may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended March 31, 2014, there were no earnings credits received.

J. The Fund may leave cash overnight in its cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts or swap agreements.

K. Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Financial Instruments

As part of its investment strategy, the Fund utilizes a variety of derivative instruments including futures and swaps. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statement of Assets and Liabilities.

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s or an underlying fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Additionally,

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

An investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, this creates an opportunity for increased net income but, at the same time, leverage risk. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if it had not been leveraged.

In conjunction with the use of futures and swap agreements, the Fund is required to maintain collateral in various forms. The Fund uses, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to the Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

The Fund utilized derivatives to achieve leveraged exposure. The use of derivative instruments by the Fund to achieve leveraged exposure to the underlying index creates leveraging risk. The more a Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. A Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since a Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index.

3. Fees and other transactions with affiliates

Management fees are paid monthly to GI, based on the following rate:

Management Fees
Fund	(as a % of net assets)
StylePlus—Mid Growth Fund	0.75%

RFS also acts as the administrative agent for the Fund, and as such performs administrative functions and the bookkeeping, accounting and pricing functions. For these services, RFS receives the following:

Fund Accounting/
Administrative Fees
(as a % of net assets)
StylePlus—Mid Growth Fund	0.095%
Minimum annual charge per Fund	$25,000
Certain out-of-pocket charges	Varies

RFS is paid the following for providing transfer agent services to the Fund. The transfer agent fees are assessed to the applicable Class of the Fund in which they were incurred.

Annual charge per account	$5.00 – $8.00
Transaction fee	$0.60 – $1.10
Minimum annual charge per Fund†	$25,000
Certain out-of-pocket charges	Varies

† Not subject to the Fund during first twelve months of operations.

If a Fund invests in an affiliated fund, the investing Fund’s Adviser will determine whether to waive fees at the investing Fund level.

The Fund has adopted Distribution Plans related to the offering of A-Class, B-Class and C-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of the Fund’s A-Class shares and 1.00% of the average daily net assets of the Fund’s B-Class and C-Class shares.

During the year ended March 31, 2014, GFD retained sales charges of $5,998 relating to sales of A-Class shares of the Fund.

Certain officers and trustees of the Fund are also officers and/or trustees of GI and its affiliates, which include GI and GFD.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Fund’s net assets at March 31, 2014:

	Level 1	Level 1	Level 2	Level 2	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments
	In Securities	Instruments*	In Securities	Instruments*	In Securities	Total
Assets
StylePlus—Mid Growth Fund	$49,616,824	$4,804	$30,302,603	$—	$3,428,481	$83,352,712

* Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they may be computed by the Fund’s investment adviser or an affiliate. In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Fund’s assets and liabilities are categorized as Level 2 or Level 3, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although Indicative quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. The Fund’s fair valuation guidelines were recently revised to transition such monthly indicative quoted securities from Level 2 to Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

	Category	Ending Balance	Valuation	Unobservable
Fund	and Subcategory	at 03/31/14	Technique	Inputs

StylePlus—Mid Growth Fund	Investments, at value Asset-Backed Securities	$2,826,681	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
	Collateralized Mortgage Obligations	601,800	Option Adjusted Spread off the trade price over the 3 month LIBOR	Indicative Quote

Any remaining Level 3 securities held by the Fund and excluded from the tables above, were not considered material to the Fund.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Financial assets and liabilities categorized as Level 2 for the Fund consists primarily of fixed income investments. Fixed income investments generally have bid and ask prices that can be observed in the marketplace. Bid prices reflect the highest price that market participants are willing to pay for an asset. Ask prices represent the lowest price that market participants are willing to accept for an asset. For financial assets and liabilities whose inputs are based on bid-ask prices obtained from third party pricing services, fair value may not always be a predetermined point in the bid-ask range. The Fund’s policy is to allow for mid-market pricing and adjusting to the point within the bid-ask range that meets the Fund’s best estimate of fair value.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in the investment’s valuation changes. The Fund recognizes transfers between the levels as of the beginning of the period. As of March 31, 2014, StylePlus—Mid Growth Fund had securities with a total value of $3,428,481 transfer from Level 2 to Level 3 and a total value of $498,350 transfer from Level 3 to Level 2 due to changes in the securities valuation method. There were no other securities that transferred between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the year ended March 31, 2014:

LEVEL 3 – Fair value measurement using significant unobservable inputs

Total
StylePlus—Mid Growth Fund
Assets:
Beginning Balance	$498,251
Total change in unrealized gains or losses included in earnings	13
Transfers into Level 3	3,428,481
Transfers out of Level 3	(498,350)
Ending Balance	$3,428,481

5. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and its effects on the Fund’s financial position and results of operations.

The Fund utilized futures and swap agreements for the following purposes:

Index
Fund	Exposure	Leverage
StylePlus—Mid Growth Fund	x	x

The following table represents the notional amount of derivative instruments outstanding, as an approximate percentage of the Fund’s net assets on a daily basis.

Approximate percentage of Fund’s
net assets on a daily basis
Fund	Long
StylePlus—Mid Growth Fund	75%

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of March 31, 2014:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity contracts	Variation margin	Variation margin
	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table sets forth the fair value of the Fund’s derivative investments categorized by primary risk exposure at March 31, 2014:

Asset Derivative Investments Value
	Futures	Swaps	Total Value at
	Equity	Equity	March 31,
Fund	Contracts*	Contracts	2014
StylePlus—Mid Growth Fund	$4,804	$—	$4,804

* Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the year ended March 31, 2014:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity contracts	Net realized gain (loss) on swap agreements
Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on swap agreements
Net change in unrealized appreciation (depreciation) on futures contracts

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statement of Operations categorized by primary risk exposure for the year ended March 31, 2014:

Realized Gain (Loss) on Derivative Investments Recognized on the Statement of Operations
	Futures	Swaps
	Equity	Equity
Fund	Contracts	Contracts	Total
StylePlus—Mid Growth Fund	$120,300	$8,846,746	$8,967,046

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statement of Operations
	Futures	Swaps
	Equity	Equity
Fund	Contracts	Contracts	Total
StylePlus—Mid Growth Fund	$(1,267)	$(2,867,157)	$(2,868,424)

6. Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.

Management has analyzed the Fund’s tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and simplified some of the tax provisions applicable to regulated investment companies, the tax reporting to their shareholders and improved the tax efficiency of certain fund structures. The greatest impact to the disclosure in the financial reports for the Fund was on the treatment of net capital losses, effective for tax years beginning after December 22, 2010.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

One of the more prominent changes addresses capital loss carryforwards. The Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At March 31, 2014, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain
StylePlus—Mid Growth Fund	$78,687,826	$2,011,482	$(518,953)	$1,492,529

7. Securities Transactions

For the year ended March 31, 2014, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
StylePlus—Mid Growth Fund	$66,797,304	$37,291,883

8. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act. Transactions during the year ended March 31, 2014 in which the portfolio company is an “affiliated person” are as follows:

		Value			Value	Shares	Investment	Realized
Fund	Security	09/30/13	Additions	Reductions	03/31/14	03/31/14	Income	Gain (Loss)
StylePlus—Mid	Exchange Traded Funds:
Growth Fund	Guggenheim BulletShares 2016
	High Yield Corporate Bond ETF	$965,092	$653,469	$—	$1,651,650	60,500	$27,726	$—
	Guggenheim BulletShares 2015
	High Yield Corporate Bond ETF	964,231	652,605	—	1,632,612	60,400	36,131	—
	Guggenheim BulletShares 2017
	High Yield Corporate Bond ETF	—	1,536,370	—	1,552,128	56,400	9,357	—
	Guggenheim Enhanced Short
	Duration ETF	1,669,991	—	(1,670,440)	—	—	2,887	1,226
	Guggenheim BulletShares 2014
	High Yield Corporate Bond ETF	963,581	652,332	(1,605,830)	—	—	19,739	(11,520)
	Total	4,562,895	3,494,776	(3,276,270)	4,836,390	177,300	95,839	(10,294)
	Mutual Funds:
	Floating Rate Strategies Fund
	Institutional Class	1,378,201	34,436	—	1,425,699	53,020	32,894	1,303
	Macro Opportunities Fund
	Institutional Class	1,323,112	38,427	—	1,402,227	51,666	37,611	—
	Guggenheim Strategy Fund III	—	9,500,000	—	9,494,599	380,088	3,238	—
	Guggenheim Strategy Fund I	—	8,000,000	—	7,996,800	320,000	4,649	—
	Total	2,701,313	17,572,863	—	20,319,325	804,774	78,392	1,303

9. Offsetting

In the normal course of business, the Fund enters into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Fund to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statement of Assets and Liabilities in conformity with U.S. GAAP.

Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Net Amount of Assets
			Gross Amounts Offset	Presented on the		Cash
		Gross Amounts of	in the Statement of	Statement of Assets	Financial	Collateral	Net
Fund	Instrument	Recognized Liabilities[1]	Assets and Liabilities	and Liabilities	Instruments	Received[2]	Amount
StylePlus—Mid Growth Fund	Swap equity contracts	$—	$—	$—	$—	$—	$—

1 Exchange traded futures are excluded from these reported amounts.

2 Excludes maintenance margin deposits held at the broker related to derivatives. These amounts are reflected as Segregated cash with broker on the Statement of Assets and Liabilities.

10. Line of Credit

The Trust secured a committed, $275,000,000 line of credit from Citibank, N.A., with no set termination date. This line of credit is reserved for emergency or temporary purposes. Fees related to borrowings, if any, vary under this arrangement between the greater of LIBOR and the Fed Funds rate, plus 1.25%. The Fund did not have any borrowings under this agreement at March 31, 2014.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

At a special meeting of shareholders held on January 8, 2014, the shareholders of the Fund voted on whether to approve the election of nominees to the Board of Directors of each corporation. A description of the number of shares voted is as follows:

	For	Withhold	Total
Randall C. Barnes	1,089,568	22,657	1,112,225
Roman Friedrich III	1,089,542	22,683	1,112,225
Robert B. Karn III	1,088,352	23,873	1,112,225
Ronald A. Nyberg	1,089,625	22,600	1,112,225
Ronald E. Toupin, Jr.	1,089,566	22,659	1,112,225

At a special meeting of shareholders held on January 8, 2014, the shareholders of the Fund also voted on whether to approve the Fund from Kansas Corporations into Delaware Statutory Trusts. A description of the number of shares voted is as follows:

Fund	Shares For	Shares Against	Shares Abstained
StylePlus - Mid Growth Fund	949,309	17,554	22,284

At a special meeting of shareholders held on January 8, 2014, the shareholders of the Fund also voted on whether to approve changes to the fundamental investment policies. A description of the number of shares voted is as follows:

Diversification
Fund	Shares For	Shares Against	Shares Abstained
StylePlus - Mid Growth Fund	947,574	18,364	23,209

Underwriting
Fund	Shares For	Shares Against	Shares Abstained
StylePlus - Mid Growth Fund	943,588	23,208	22,351

Industry Concentration
Fund	Shares For	Shares Against	Shares Abstained
StylePlus - Mid Growth Fund	945,935	20,591	22,621

Real Estate
Fund	Shares For	Shares Against	Shares Abstained
StylePlus - Mid Growth Fund	947,249	20,020	21,878

Commodities
Fund	Shares For	Shares Against	Shares Abstained
StylePlus - Mid Growth Fund	943,903	23,221	22,023

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Loans
Fund	Shares For	Shares Against	Shares Abstained
StylePlus - Mid Growth Fund	939,453	27,513	22,181

Borrowing
Fund	Shares For	Shares Against	Shares Abstained
StylePlus - Mid Growth Fund	939,772	26,645	22,730

Senior Securities
Fund	Shares For	Shares Against	Shares Abstained
StylePlus - Mid Growth Fund	943,937	23,030	22,180

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

330 Madison Avenue

10th Floor

New York, NY 10017

(Headquarters)

Four Irvington Centre

805 King Farm Boulevard

Suite 600

Rockville, MD 20850

9401 Indian Creek Parkway

40 Corporate Woods

Suite 850

Overland Park, KS 66210

Distributor change

Effective March 3, 2014, Guggenheim Distributors, LLC (“GD”), the distributor for shares of the Fund will be consolidated into and with Guggenheim Funds Distributors, LLC (“GFD”). Following the consolidation, GFD will serve as the Fund’s distributor.

GD and GFD are both indirect, wholly-owned subsidiaries of Guggenheim Capital, LLC and, therefore, the consolidation will not result in a change of actual control of the Fund’s distributor. The primary goal of the consolidation is to achieve greater operational efficiencies and allow all of the Guggenheim funds, including funds that are not series of the Trusts, to be distributed by a single distributor.

The consolidation is not expected to affect the day-to-day management of the Fund or result in any material changes to the distribution of the Fund, including any changes to the distribution fees paid by the Fund.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

OTHER INFORMATION (Unaudited)(concluded)

Guggenheim Funds Trust

Guggenheim Funds Trust (the “Trust”), which was organized as a Delaware statutory trust on November 8, 2013, is registered with the Securities and Exchange Commission (“SEC”) as an investment company. The Trust is an open-end management investment company that, upon the demand of the investor, must redeem its shares and pay the investor the next calculated NAV. The Guggenheim Enhanced World Equity Fund (“Enhanced World Equity Fund”), Guggenheim Large Cap Value Fund (“Large Cap Value Fund”), Guggenheim Mid Cap Value Fund (“Mid Cap Value Fund”), Guggenheim Mid Cap Value Institutional Fund (“Mid Cap Value Institutional Fund”), Guggenheim Small Cap Value Fund (“Small Cap Value Fund”), Guggenheim StylePlus—Large Core Fund (“StylePlus—Large Core Fund”), Guggenheim StylePlus—Mid Growth Fund (“StylePlus—Mid Growth Fund”) and Guggenheim World Equity Income Fund (“World Equity Income Fund”) (collectively, the “Funds”) were previously series (the “Predecessor Funds”) of Security Equity Fund, Security Large Cap Value Fund and Security Mid Cap Growth Fund (the “Predecessor Corporations”), different registered open-end investment companies, which were organized as Kansas corporations. In January 2014, at special meetings of shareholders, the shareholders of each Predecessor Fund approved the reorganization of each Predecessor Fund with and into a corresponding “shell” series of the Trust. The shell series of the Trust succeeded to the accounting and performance histories of the Predecessor Funds. Any such historical information provided for a series of the Trust that relates to periods prior to January 28, 2014, therefore, is that of the corresponding Predecessor Fund.

Board Considerations in Approving the Investment Advisory Agreements

At a meeting held on November 11, 2013, in connection with other actions taken to consider whether to approve the reorganization of the funds from series of Kansas corporations (the “Predecessor Funds”) into series of a Delaware statutory trust, Guggenheim Funds Trust (the “Trust” and its series, the “New Series”), the members of the Boards of Directors of the Kansas corporations (collectively, the “Predecessor Board” and the members individually, “Directors”), including the Directors who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the corporations (the “Independent Directors”) appointed the then-investment advisers and sub-advisers of the Predecessor Funds, to serve in the same capacity to the corresponding New Series.  The Predecessor Board also approved corresponding advisory and sub-advisory agreements, subject, for each Predecessor Fund, to approval of the reorganization of that fund by its shareholders and approval of the new agreements by the initial sole shareholder of the corresponding New Series.  The Directors based their approval on a variety of factors, including: the findings they had made during their May, June and August 2013 meetings at which the advisory and sub-advisory agreements of the Predecessor Funds had the most recently been approved, which are discussed in the Annual Report of the Predecessor Funds for the fiscal year ended September 30, 2013; the fact that new agreements are the same as the agreements then in place for the Predecessor Funds except for the name of the signatory, the applicable state law and the term of the agreements; and the intention that the new agreements would be subject to re-consideration after the reorganizations at meetings scheduled to be held for these purposes in April and May 2014.

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

INDEPENDENT TRUSTEES

				Number of	Other
	Position(s)	Term of Office		Portfolios in	Directorships
Name, Address*	Held with	and Length of	Principal Occupation(s)	Fund Complex	Held by
and Year of Birth	the Trust	Time Served**	During Past Five Years	Overseen	Trustees

Randall C. Barnes (1951)	Trustee	Since 2014	Current: Private Investor (2001–present).	86	None

			Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993–1997); President, Pizza Hut International (1991–1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987–1990).

Donald A. Chubb, Jr. (1946)	Trustee and Vice Chairman of the Board	Since 1994	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997–present).	82	None

Jerry B. Farley (1946)	Trustee and Vice Chairman of the Audit Committee	Since 2005	Current: President, Washburn University (1997–present).	82	Current: Westar Energy, Inc. (2004–present); CoreFirst Bank & Trust (2000–present).

Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2014	Current: Founder and President, Roman Friedrich & Company (1998–present). Former: Senior Managing Director, MLV & Co. LLC (2010–2011).	82	Current: Mercator Minerals Ltd. (2013–present); First Americas Gold Corp. (2012–present); Zincore Metals, Inc. (2009–present).
					Former: Blue Sky Uranium Corp. (2011–2012); Axiom Gold and Silver Corp. (2011–2012); Stratagold Corp. (2003–2009); GFM Resources Ltd. (2005–2010).

Robert B. Karn III (1942)	Trustee and Chairman of the Audit Committee	Since 2014	Current: Consultant (1998–present). Former: Arthur Andersen (1965–1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987–1997).	82	Current: Peabody Energy Company (2003–present); GP Natural Resource Partners, LLC (2002–present).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

INDEPENDENT TRUSTEES - concluded

				Number of	Other
	Position(s)	Term of Office		Portfolios in	Directorships
Name, Address*	Held with	and Length of	Principal Occupation(s)	Fund Complex	Held by
and Year of Birth	the Trust	Time Served**	During Past Five Years	Overseen	Trustees

Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2014	Current: Partner, Nyberg & Cassioppi, LLC (2000–present). Former: Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	88	None

Maynard F. Oliverius (1943)	Trustee and Vice Chairman of the Contracts Review Committee	Since 1998	Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	82	None
Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2014	Current: Portfolio Consultant (2010–present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	85	Former: Bennett Group of Funds (2011-2013).

INTERESTED TRUSTEE

Donald C. Cacciapaglia*** (1951)	President, Chief Executive Officer and Trustee	Since 2012	Current: President and CEO, certain other funds in the Fund Complex (2012–present); Vice Chairman, Guggenheim Investments (2010–present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	214	Current: Delaware Life (2013–present); Guggenheim Life and Annuity Company (2011–present); Paragon Life Insurance Company of Indiana (2011–present).

President and Portfolio Manager, Nuveen Unit Investment Trusts (1988–1999), each of John Nuveen & Co., Inc. (1982–1999).

*	The business address of each Trustee is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.

**	Each Trustee serves an indefinite term, until his successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.

***	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of his position with the Funds’ Investment Manager and/or the parent of the Investment Manager.

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

OFFICERS

	Position(s)	Term of Office
Name, Address*	held with	and Length of	Principal Occupations
and Year of Birth	the Trust	Time Served**	During Past Five Years

Joseph M. Arruda (1966)	Assistant Treasurer	Since 2010	Current: Assistant Treasurer, certain other funds in the Fund Complex (2006–present); Vice President, Security Investors, LLC (2010–present); CFO and Manager, Guggenheim Specialized Products, LLC (2009–present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

William H. Belden, III (1965)	Vice President	Since 2014	Current: Vice President, certain other funds in the Fund Complex (2006–present); Managing Director, Guggenheim Funds Investment Advisors, LLC (2005–present).

Former: Vice President of Management, Northern Trust Global Investments (1999-2005).

Mark J. Furjanic (1959)	Assistant Treasurer	Since 2014	Current: Vice President, Guggenheim Investments (2005–present); Assistant Treasurer, certain other funds in the Fund Complex (2008–present).

Former: Senior Manager, Ernst & Young LLP (1999-2005).

James Howley (1972)	Assistant Treasurer	Since 2014	Current: Director, Guggenheim Investments (2004–present); Assistant Treasurer, certain other funds in the Fund Complex (2006–present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Amy J. Lee (1961)	Vice President and Chief Legal Officer	Since 1987 (Secretary) Since 2007 (Vice President)

Current: Chief Legal Officer, certain other funds in the Fund Complex (2013–present); Senior Managing Director, Guggenheim Investments (2012–present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Derek Maltbie (1972)	Assistant Treasurer	Since 2014	Current: Vice President, Guggenheim Investments (2012–present); Assistant Treasurer, certain other funds in the Fund Complex (2011–present).

Former: Assistant Vice President, Guggenheim Funds Investment Advisors, LLC (2005-2011); Supervisor, Mutual Fund Administration, Van Kampen Investments, Inc. (1995-2005).

Mark E. Mathiasen (1978)	Secretary	Since 2013	Current: Secretary, certain other funds in the Fund Complex (2007–present); Managing Director and Associate General Counsel, Guggenheim Funds Services, LLC, and affiliates (2007–present).

Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (April 2014–present); Associate, Guggenheim Investments (2012–present).

Former: J.D., University of Kansas School of Law (2009-2012).

Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: CCO, certain other funds in the Fund Complex (2012–present); CCO, Security Investors, LLC (2012–present); CCO, Guggenheim Funds Investment Advisors, LLC (2012–present); Vice President, Guggenheim Funds Distributors, LLC (March 2014–present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

OFFICERS - concluded

	Position(s)	Term of Office
Name, Address*	held with	and Length of	Principal Occupations
and Year of Birth	the Trust	Time Served**	During Past Five Years

Alison Santay (1974)	AML Officer	Since 2013	Current: AML Officer, certain other funds in the Fund Complex (2010–present); Director and AML Officer, Rydex Fund Services, LLC (2010–present); AML Officer, Security Investors, LLC (2010–present); Director, Shareholder Risk and Compliance, Rydex Fund Services, LLC (2004–present).

Former: AML Officer, Guggenheim Distributors, LLC (2013-March 2014).

Kimberly Scott (1974)	Assistant Treasurer	Since 2014	Current: Vice President, Guggenheim Investments (2012–present); Assistant Treasurer, certain other funds in the Fund Complex (2012–present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014	Current: Vice President, certain other funds in the Fund Complex (April 2014–present); Director, Guggenheim Investments (2013–present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer	Since 2014

Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010–present); Senior Managing Director, Guggenheim Investments (2010–present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	The business address of each officer is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.

**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

Item 2.	Code of Ethics.

Not required at this time.

Item 3.	Audit Committee Financial Expert.

Not required at this time.

Item 4.	Principal Accountant Fees and Services.

Not required at this time.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

The Schedule of Investments is included under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-end Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 11.	Controls and Procedures.

	(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

	(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

	(a)(2)	Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

	(b)	A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Guggenheim Funds Trust

By (Signature and Title) */s/ Donald C. Cacciapaglia

Donald C. Cacciapaglia, President

Date June 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) */s/ Donald C. Cacciapaglia

Donald C. Cacciapaglia, President

Date June 6, 2014

By (Signature and Title) * /s/ John L. Sullivan

John L. Sullivan, Chief Financial Officer, Chief Accounting Officer and Treasurer

Date June 6, 2014

* Print the name and title of each signing officer under his or her signature.